UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21475

                                                 RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                          Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 98.28%
Consumer Discretionary — 11.51%
28,400	Core-Mark Holding Co., Inc.	$1,223,188
15,540	Dorman Products, Inc.*	1,135,352
24,110	DSW, Inc., Class A	546,091
14,680	Gentherm, Inc.*	496,918
24,970	G-III Apparel Group Ltd.*	738,113
35,620	LKQ Corp.*	1,091,753
16,050	Monro Muffler Brake, Inc.	918,060
4,290	Panera Bread Co., Class A*	879,836
20,520	Tractor Supply Co.	1,555,621

		8,584,932

Consumer Staples — 6.64%
8,850	Casey’s General Stores, Inc.	1,052,088
25,020	Church & Dwight Co., Inc.	1,105,634
9,510	PriceSmart, Inc.	794,085
13,500	TreeHouse Foods, Inc.*	974,565
21,460	United Natural Foods, Inc.*	1,024,071

		4,950,443

Energy — 0.59%
15,510	Oceaneering International, Inc.	437,537

Financials — 9.53%
4,670	Affiliated Managers Group, Inc.*	678,551
21,110	Eagle Bancorp, Inc.*	1,286,655
20,690	FirstCash, Inc.	972,430
17,860	PRA Group, Inc.*	698,326
21,080	Raymond James Financial, Inc.	1,460,212
15,120	RLI Corp.	954,526
7,040	Signature Bank*	1,057,408

		7,108,108

Health Care — 22.43%
8,830	Abiomed, Inc.*	994,964
8,450	Bio-Techne Corp.	868,913
17,110	Cantel Medical Corp.	1,347,413
11,660	Charles River Laboratories International, Inc.*	888,375
14,480	IDEXX Laboratories, Inc.*	1,698,070
21,400	Integer Holdings Corp.*	630,230
14,150	Integra LifeSciences Holdings Corp.*	1,213,929
7,200	Laboratory Corp. of America Holdings*	924,336
16,920	Medidata Solutions, Inc.*	840,416
3,140	Mettler-Toledo International, Inc.*	1,314,278
16,230	NuVasive, Inc.*	1,093,253
14,530	PAREXEL International Corp.*	954,912
11,940	STERIS Plc	804,637

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

9,410	Varian Medical Systems, Inc.*	$844,830
8,390	Waters Corp.*	1,127,532
13,850	West Pharmaceutical Services, Inc.	1,174,896

		16,720,984

Industrials — 16.97%
19,460	Advisory Board Co., (The)*	647,045
15,330	Clean Harbors, Inc.*	853,115
21,360	Copart, Inc.*	1,183,558
13,760	Flowserve Corp.	661,168
10,070	Landstar System, Inc.	858,971
8,010	Middleby Corp. (The)*	1,031,768
11,190	MSC Industrial Direct Co., Inc., Class A	1,033,844
9,540	Multi-Color Corp.	740,304
8,390	Stericycle, Inc.*	646,366
8,290	Teledyne Technologies, Inc.*	1,019,670
9,010	Wabtec Corp.	748,010
10,360	WageWorks, Inc.*	751,100
14,090	Waste Connections, Inc.	1,107,333
19,820	Woodward, Inc.	1,368,571

		12,650,823

Information Technology — 22.86%
9,260	ANSYS, Inc.*	856,457
25,320	Bottomline Technologies (DE), Inc.*	633,506
21,450	Cardtronics Plc*	1,170,527
5,970	F5 Networks, Inc.*	863,978
21,220	Global Payments, Inc.	1,472,880
12,050	Guidewire Software, Inc.*	594,427
10,220	Inphi Corp.*	456,016
12,030	Jack Henry & Associates, Inc.	1,068,023
14,060	Manhattan Associates, Inc.*	745,602
8,060	MercadoLibre, Inc.	1,258,488
18,380	Microchip Technology, Inc.	1,179,077
18,020	National Instruments Corp.	555,376
12,220	SPS Commerce, Inc.*	854,056
22,350	Synopsys, Inc.*	1,315,521
5,330	Tyler Technologies, Inc.*	760,964
6,740	Ultimate Software Group, Inc. (The)*	1,229,039
10,720	WEX, Inc.*	1,196,352
9,780	Zebra Technologies Corp., Class A*	838,733

		17,049,022

Materials — 5.01%
12,880	AptarGroup, Inc.	946,036
16,040	Balchem Corp.	1,346,077
13,310	HB Fuller Co.	643,006

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

10,100	Reliance Steel & Aluminum Co.	$803,354

		3,738,473

Real Estate — 2.74%
8,820	CoreSite Realty Corp. REIT	700,043
23,770	Healthcare Trust of America, Inc. REIT, Class A	691,945
18,130	Tanger Factory Outlet Centers, Inc. REIT	648,691

		2,040,679

Total Common Stocks		73,281,001

(Cost $59,204,187)
Investment Company — 1.67%
1,248,263	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,248,263

Total Investment Company		1,248,263

(Cost $1,248,263)

Total Investments		$74,529,264
(Cost $60,452,450)(b) — 99.95%

Other assets in excess of liabilities — 0.05%		33,799

NET ASSETS — 100.00%		$74,563,063

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations	used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 97.40%
Consumer Discretionary — 19.43%
88,838	Delta Apparel, Inc.*	$1,841,612
297,870	Destination XL Group, Inc.*	1,265,947
36,240	Grand Canyon Education, Inc.*	2,118,228
56,470	Gray Television, Inc.*	612,699
51,690	Kona Grill, Inc.*	648,709
72,300	Libbey, Inc.	1,406,958
70,714	Malibu Boats, Inc., Class A*	1,349,223
16,860	Papa Murphy’s Holdings, Inc.*	71,149
17,400	Performance Sports Group Ltd.*	25,926
14,200	Red Robin Gourmet Burgers, Inc.*	800,880
116,150	Salem Media Group, Inc.	725,937
63,696	Smith & Wesson Holding Corp.*	1,342,712
48,080	Superior Uniform Group, Inc.	943,330
152,390	Tandy Leather Factory, Inc.*	1,234,359
57,410	Universal Electronics, Inc.*	3,705,816
185,792	ZAGG, Inc.*	1,319,123

		19,412,608

Consumer Staples — 2.38%
23,520	John B Sanfilippo & Son, Inc.	1,655,573
52,330	Landec Corp.*	722,154

		2,377,727

Energy — 4.91%
136,950	Callon Petroleum Co.*	2,104,922
54,640	Gulfport Energy Corp.*	1,182,410
119,830	Ring Energy, Inc.*	1,556,592
6,720	Synergy Resources Corp.*	59,875

		4,903,799

Financials — 19.11%
75,470	Atlas Financial Holdings, Inc.*	1,362,233
104,059	CoBiz Financial, Inc.	1,757,557
206,150	Compass Diversified Holdings	3,690,085
40,840	First Bancorp/Southern Pines, NC	1,108,398
23,340	German American Bancorp, Inc.	1,227,917
53,763	Heritage Financial Corp.	1,384,397
33,256	Mercantile Bank Corp.	1,253,751
63,724	Northrim BanCorp, Inc.	2,013,678
60,322	Pacific Premier Bancorp, Inc.*	2,132,383
36,110	Preferred Bank/Los Angeles, CA	1,892,886
47,440	State Bank Financial Corp.	1,274,238

		19,097,523

Health Care — 3.31%
50,319	BioScrip, Inc.*	52,332

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

38,060	Exactech, Inc.*	$1,039,038
139,522	Streamline Health Solutions, Inc.*	173,007
27,900	SurModics, Inc.*	708,660
19,000	US Physical Therapy, Inc.	1,333,800

		3,306,837

Industrials — 27.19%
9,490	Air Transport Services Group, Inc.*	151,460
43,250	AZZ, Inc.	2,763,675
97,698	Casella Waste Systems, Inc., Class A*	1,212,432
120,135	Columbus McKinnon Corp.	3,248,450
59,240	Ducommun, Inc.*	1,514,174
66,830	Ennis, Inc.	1,159,501
8,180	GP Strategies Corp.*	233,948
40,597	Greenbrier Cos., Inc. (The)	1,686,805
233,450	Hudson Technologies, Inc.*	1,869,935
33,627	Lydall, Inc.*	2,079,830
21,570	Marten Transport Ltd.	502,581
79,830	NN, Inc.	1,520,762
25,583	NV5 Global, Inc.*	854,472
12,085	Old Dominion Freight Line, Inc.*	1,036,772
63,886	Patrick Industries, Inc.*	4,874,502
109,570	PGT, Inc.*	1,254,577
272,770	Radiant Logistics, Inc.*	1,063,803
2,390	Sparton Corp.*	57,001
2,150	Sun Hydraulics Corp.	85,935

		27,170,615

Information Technology — 11.23%
20,772	Aspen Technology, Inc.*	1,135,813
1,650	comScore, Inc.*	52,107
198,590	CYREN Ltd.*	426,969
84,221	Glu Mobile, Inc.*	163,389
10,880	KEYW Holding Corp. (The)*	128,275
109,110	Mitek Systems, Inc.*	671,027
101,460	Novanta, Inc.*	2,130,660
22,500	PC Connection, Inc.	632,025
164,480	Sapiens International Corp.	2,358,643
31,420	Tangoe, Inc.*	247,590
66,892	TESSCO Technologies, Inc.	869,596
12,930	Tyler Technologies, Inc.*	1,846,016
17,325	Vishay Precision Group, Inc.*	327,443
113,922	Xplore Technologies Corp.*	230,122

		11,219,675

Materials — 6.29%
34,910	FutureFuel Corp.	485,249

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

11,116	Intertape Polymer Group, Inc.	$209,537
48,130	Koppers Holdings, Inc.*	1,939,639
210,920	OMNOVA Solutions, Inc.*	2,109,200
32,730	Real Industry, Inc.*	199,653
99,588	Universal Stainless & Alloy Products, Inc.*	1,345,434

		6,288,712

Real Estate — 2.45%
50,820	Community Healthcare Trust, Inc., REIT	1,170,385
62,453	Gramercy Property Trust, REIT	573,319
22,930	LaSalle Hotel Properties REIT	698,677

		2,442,381

Utilities — 1.10%
24,300	Unitil Corp.	1,101,762

Total Common Stocks		97,321,639

(Cost $55,828,806)
Rights/Warrants — 0.51%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	263,627
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	243,778

Total Rights/Warrants		507,405

(Cost $0)

Exchange Traded Funds — 0.56%
10,100	SPDR S&P Regional Banking	561,257

Total Exchange Traded Funds		561,257

(Cost $200,669)
Investment Company — 1.42%
1,418,568	U.S. Government Money Market Fund, RBC Institutional Class 1(b)	1,418,568

Total Investment Company		1,418,568

(Cost $1,418,568)

Total Investments		$99,808,869
(Cost $57,448,043)(c) — 99.89%

Other assets in excess of liabilities — 0.11%		113,546

NET ASSETS — 100.00%		$99,922,415

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2016 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 96.40%
Consumer Discretionary — 17.96%
73,070	Carriage Services, Inc.	$2,092,725
10,660	Cavco Industries, Inc.*	1,064,401
29,640	Core-Mark Holding Co., Inc.	1,276,595
586,000	Destination XL Group, Inc.*	2,490,500
58,940	Drew Industries, Inc.*	6,350,785
163,890	Fox Factory Holding Corp.*	4,547,948
83,140	Grand Canyon Education, Inc.*	4,859,533
16,600	Helen of Troy Ltd.*	1,401,870
80,940	Kona Grill, Inc.*	1,015,797
185,156	Libbey, Inc.	3,603,136
141,049	Malibu Boats, Inc., Class A*	2,691,215
61,460	Performance Sports Group Ltd.*	91,575
166,662	Smith & Wesson Holding Corp.*	3,513,235
65,652	Steven Madden Ltd.*	2,347,059
25,430	Unifi, Inc.*	829,781
132,313	Universal Electronics, Inc.*	8,540,804
365,257	ZAGG, Inc.*	2,593,325

		49,310,284

Consumer Staples — 0.48%
95,570	Landec Corp.*	1,318,866

Energy — 4.03%
107,660	Callon Petroleum Co.*	1,654,734
108,630	Gulfport Energy Corp.*	2,350,753
314,241	Ring Energy, Inc.*	4,081,991
66,740	RSP Permian, Inc.*	2,977,939

		11,065,417

Financials — 19.84%
115,300	AMERISAFE, Inc.	7,188,955
142,180	AmTrust Financial Services, Inc.	3,892,888
10,480	BancFirst Corp.	975,164
83,020	Chemical Financial Corp.	4,497,193
39,130	Community Bank System, Inc.	2,417,843
530,690	Compass Diversified Holdings	9,499,351
62,559	Hanmi Financial Corp.	2,183,309
208,980	National General Holdings Corp.	5,222,410
104,266	Pacific Premier Bancorp, Inc.*	3,685,803
33,060	Pinnacle Financial Partners, Inc.	2,291,058
31,640	ProAssurance Corp.	1,778,168
122,300	Safeguard Scientifics, Inc.*	1,644,935
52,060	Texas Capital Bancshares, Inc.*	4,081,504
172,420	United Community Banks, Inc.	5,107,080

		54,465,661

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Health Care — 7.47%
100,530	Air Methods Corp.*	$3,201,881
130,288	BioScrip, Inc.*	135,500
85,990	Emergent BioSolutions, Inc.*	2,823,912
62,080	Globus Medical, Inc., Class A*	1,540,205
41,010	Masimo Corp.*	2,764,074
41,640	US Physical Therapy, Inc.	2,923,128
83,850	West Pharmaceutical Services, Inc.	7,112,996

		20,501,696

Industrials — 27.63%
529,770	ACCO Brands Corp.*	6,913,499
143,774	Astronics Corp.*	4,865,312
22,457	Astronics Corp., Class B*	756,801
108,866	AZZ, Inc.	6,956,537
72,000	Babcock & Wilcox Enterprises, Inc.*	1,194,480
248,910	Columbus McKinnon Corp.	6,730,526
136,140	Ducommun, Inc.*	3,479,738
83,040	EnerSys, Inc.	6,485,424
109,216	Greenbrier Cos., Inc. (The)	4,537,925
128,753	Insteel Industries, Inc.	4,588,757
121,850	Interface, Inc.	2,260,317
73,667	Lydall, Inc.*	4,556,304
194,430	NN, Inc.	3,703,891
37,020	Old Dominion Freight Line, Inc.*	3,175,946
162,033	Patrick Industries, Inc.*	12,363,118
26,440	Spirit Airlines, Inc.*	1,529,818
21,310	Wabtec Corp.	1,769,156

		75,867,549

Information Technology — 11.34%
75,470	InterDigital, Inc.	6,894,185
95,648	MKS Instruments, Inc.	5,681,491
57,330	Synaptics, Inc.*	3,071,741
138,314	Synchronoss Technologies, Inc.*	5,297,426
75,380	Take-Two Interactive Software, Inc.*	3,715,480
97,400	TESSCO Technologies, Inc.	1,266,200
36,406	Tyler Technologies, Inc.*	5,197,685

		31,124,208

Materials — 4.57%
54,550	Ferro Corp.*	781,701
104,501	FutureFuel Corp.	1,452,564
100,593	Koppers Holdings, Inc.*	4,053,898
330,498	OMNOVA Solutions, Inc.*	3,304,980
80,050	PH Glatfelter Co.	1,912,395
77,091	Universal Stainless & Alloy Products, Inc.*	1,041,499

		12,547,037

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Real Estate — 2.13%
51,170	CubeSmart, REIT	$1,369,821
112,162	Gramercy Property Trust, REIT	1,029,647
36,280	LaSalle Hotel Properties REIT	1,105,452
124,270	Physicians Realty Trust, REIT	2,356,159

		5,861,079

Telecommunication Services — 0.58%
231,600	Vonage Holdings Corp.*	1,586,460

Utilities — 0.37%
15,700	Spire, Inc.	1,013,435

Total Common Stocks		264,661,692

(Cost $175,006,884)
Exchange Traded Funds — 0.05%
1,040	iShares Russell 2000 Index Fund	140,244

Total Exchange Traded Funds		140,244

(Cost $87,288)
Investment Company — 3.27%
8,972,264	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	8,972,264

Total Investment Company		8,972,264

(Cost $8,972,264)

Total Investments		$273,774,200
(Cost $184,066,436)(b) — 99.72%

Other assets in excess of liabilities — 0.28%		765,537

NET ASSETS — 100.00%		$274,539,737

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 97.93%
Consumer Discretionary — 20.73%
13,100	AH Belo Corp., Class A	$83,185
3,725	Ambassadors International, Inc.*(a)(b)	0
600	Ambow Education Holding Ltd. ADR*(b)	3,600
11,800	AMC Entertainment Holdings, Inc., Class A	397,070
11,900	America’s Car-Mart, Inc.*	520,625
21,300	Anemostat Door Products*(a)(b)	0
21,300	Anemostat, Inc.*(a)(b)	0
3,200	Arctic Cat, Inc.*	48,064
32,100	Beazer Homes USA, Inc.*	426,930
3	Biglari Holdings, Inc.*	1,420
16,200	Boot Barn Holdings, Inc.*	202,824
13,427	Bowl America, Inc., Class A	231,616
27,800	Bridgepoint Education, Inc.*	281,614
45,700	Build-A-Bear Workshop, Inc.*	628,375
6,700	Caleres, Inc.	219,894
56,100	Carriage Services, Inc.	1,606,704
30,100	Century Communities, Inc.*	632,100
66,800	Container Store Group, Inc. (The)*	424,180
8,800	Core-Mark Holding Co., Inc.	379,016
34,700	CSS Industries, Inc.	939,329
14,130	Culp, Inc.	524,929
30,200	Delta Apparel, Inc.*	626,046
24,243	E.W. Scripps Co. (The), Class A*	468,617
50,600	Entercom Communications Corp., Class A	774,180
35,000	Eros International Plc*	456,750
20,900	Flexsteel Industries, Inc.	1,288,903
9,600	Fred’s, Inc., Class A	178,176
21,800	Harte-Hanks, Inc.	32,918
28,940	Haverty Furniture Cos., Inc.	685,878
3,000	Helen of Troy Ltd.*	253,350
10,400	hhgregg, Inc.*	14,872
27,100	Hooker Furniture Corp.	1,028,445
27,000	J Alexander’s Holdings, Inc.*	290,250
10,500	JAKKS Pacific, Inc.*	54,075
20,500	Johnson Outdoors, Inc., Class A	813,645
44,700	K12, Inc.*	767,052
23,500	Kid Brands, Inc.*	23
47,910	Lakeland Industries, Inc.*	498,264
95,270	Lazare Kaplan International, Inc.*(a)(b)	0
7,900	La-Z-Boy, Inc.	245,295
28,300	Lifetime Brands, Inc.	502,325
22,500	Luby’s, Inc.*	96,300
21,200	M/I Homes, Inc.*	533,816
48,800	Marcus Corp. (The)	1,537,200
45,190	MarineMax, Inc.*	874,427
7,500	McRae Industries, Inc., Class A	189,375

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

2,285	Mecklermedia Corp.*	$14
6,100	Media General, Inc.*	114,863
21,300	Mestek, Inc.*	480,315
9,600	Modine Manufacturing Co.*	143,040
26,600	Movado Group, Inc.	764,750
2,300	NACCO Industries, Inc., Class A	208,265
8,400	Nautilus, Inc.*	155,400
22,000	New Home Co., Inc. (The)*	257,620
10,300	Nobility Homes, Inc.*	162,225
41,000	Orleans Homebuilders, Inc.*(a)(b)	0
8,450	Perry Ellis International, Inc.*	210,489
45,800	Pier 1 Imports, Inc.	391,132
119,400	Point.360*	58,267
51,900	Red Lion Hotels Corp.*	433,365
35,200	Rocky Brands, Inc.	406,560
61,500	Ruby Tuesday, Inc.*	198,645
15,700	Saga Communications, Inc., Class A	789,710
39,150	Salem Media Group, Inc.	244,687
39,000	Shiloh Industries, Inc.*	269,490
35,100	Stage Stores, Inc.	153,387
20,100	Standard Motor Products, Inc.	1,069,722
15,900	Stein Mart, Inc.	87,132
4,000	Stoneridge, Inc.*	70,760
14,600	Strattec Security Corp.	588,380
36,500	Superior Industries International, Inc.	961,775
58,400	Superior Uniform Group, Inc.	1,145,808
63,300	Tilly’s, Inc., Class A*	834,927
9,800	Tower International, Inc.	277,830
29,300	Townsquare Media, Inc, Class A*	305,013
65,200	Trans World Entertainment Corp.*	211,900
40,300	TravelCenters of America LLC*	286,130
23,400	UCP, Inc., Class A*	281,970
33,500	Unifi, Inc.*	1,093,105
19,100	Universal Technical Institute, Inc.	55,581
30,000	Universal Travel Group*(a)(b)	0
23,100	VOXX International Corp.*	108,570
1,397	Walking Co. Holdings, Inc. (The)*	5,588
15,700	WCI Communities, Inc.*	368,165
11,000	Weyco Group, Inc.	344,300
25,100	William Lyon Homes, Class A*	477,653

		33,778,190

Consumer Staples — 4.56%
6,490	Alliance One International, Inc.*	124,608
7,350	Andersons, Inc. (The)	328,545
50,800	Central Garden and Pet Co.*	1,680,972
25,800	Ingles Markets, Inc., Class A	1,240,980
24,200	Natural Grocers By Vitamin Cottage, Inc.*	287,738

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

15,300	Oil-Dri Corp. of America	$584,613
71,900	Omega Protein Corp.*	1,801,095
73,000	Royal Hawaiian Orchards LP*	205,130
29,640	SpartanNash Co.	1,171,966

		7,425,647

Energy — 4.22%
50,500	Aegean Marine Petroleum Network, Inc.	512,575
27,000	Ardmore Shipping Corp.	199,800
27,100	Atwood Oceanics, Inc.	355,823
16	Basic Energy Services, Inc.*	570
24,540	Callon Petroleum Co.*	377,180
36,700	Dorian LPG Ltd.*	301,307
23,800	Era Group, Inc.*	403,886
7,500	Global Partners LP	145,875
2,950	Harvest Natural Resources, Inc.*	18,231
15,700	Hornbeck Offshore Services, Inc.*	113,354
33,800	Natural Gas Services Group, Inc.*	1,086,670
13,100	Newpark Resources, Inc.*	98,250
53,100	North American Energy Partners, Inc.*	204,435
9,200	Panhandle Oil and Gas, Inc.	216,660
14,600	PHI, Inc.*	249,660
11,900	PHI, Inc., Non voting*	214,438
23,050	REX American Resources Corp.*	2,276,187
1,230	Sanchez Production Partners L.P.	14,391
131	Swift Energy Co.*	4,415
17,600	Teekay Tankers Ltd., Class A	39,776
110,300	Trico Marine Services, Inc.*(a)(b)	0
18,880	W&T Offshore, Inc.*	52,298

		6,885,781

Financials — 25.52%
39,150	Affirmative Insurance Holdings, Inc.*	78
33,720	AG Mortgage Investment Trust, Inc. REIT	576,949
19,990	Ameris Bancorp	871,564
49,300	Anworth Mortgage Asset Corp.	254,881
27,478	Apollo Commercial Real Estate Finance, Inc. REIT	456,684
90,300	Arbor Realty Trust, Inc. REIT	673,638
45,000	Ares Commercial Real Estate Corp. REIT	617,850
8,100	Arlington Asset Investment Corp., Class A	120,042
59,500	Asta Funding, Inc.*	583,100
17,400	Baldwin & Lyons, Inc., Class B	438,480
40,700	Banc of California, Inc.	706,145
12,400	Banco Latinoamericano de Comercio Exterior SA	365,056
25,400	Bancorp, Inc. (The)*	199,644
4,928	Banner Corp.	275,032
100,000	Beverly Hills Bancorp, Inc.*(b)	100
14,200	Blue Capital Reinsurance Holdings Ltd.	261,990

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

33,600	California First National Bancorp	$525,840
4,211	Capital Bank Financial Corp., Class A	165,282
38,000	Capitol Bancorp Ltd.*(a)(b)	0
34,400	Cherry Hill Mortgage Investment Corp. REIT	625,736
1,506	CIM Commercial Trust Corp. REIT	23,268
63,650	Citizens, Inc.*	625,043
101,200	Consumer Portfolio Services, Inc.*	518,144
2,189	Cowen Group, Inc., Class A*	33,929
35,777	Donegal Group, Inc., Class A	625,382
8,444	Donegal Group, Inc., Class B	137,215
48,540	Dynex Capital, Inc. REIT	331,043
19,200	Ellington Residential Mortgage REIT	249,792
34,050	EMC Insurance Group, Inc.	1,021,841
61,900	Enova International, Inc.*	776,845
31,700	Federal Agricultural Mortgage Corp., Class C	1,815,459
60,900	Federated National Holding Co.	1,138,221
29,500	First Defiance Financial Corp.	1,496,830
9,400	First Financial Corp.	496,320
41,200	First Merchants Corp.	1,551,180
38,000	First Place Financial Corp.*(a)(b)	0
42,000	First State Bancorporation*(a)(b)	0
660	Flagstar Bancorp, Inc.*	17,780
14,800	Franklin Financial Network, Inc.*	619,380
69,700	GAIN Capital Holdings, Inc.	458,626
11,500	GAMCO Investors, Inc., Class A	355,235
19,800	Great Ajax Corp. REIT	262,746
5,226	Great Western Bancorp, Inc.	227,801
7,100	Guaranty Bancorp	171,820
17,300	HCI Group, Inc.	683,004
28,900	Heritage Insurance Holdings, Inc.	452,863
2,858	Hilltop Holdings, Inc.	85,168
6,040	HomeTrust Bancshares, Inc.*	156,436
9,000	Houlihan Lokey, Inc.	280,080
45,700	Independence Holding Co.	893,435
7,800	Infinity Property & Casualty Corp.	685,620
7,000	Investors Title Co.	1,107,260
41,600	JMP Group, Inc.	255,424
16,500	Kansas City Life Insurance Co.	783,750
69,200	Manning & Napier, Inc.	522,460
30,890	Marlin Business Services Corp.	645,601
20,200	MidSouth Bancorp, Inc.	274,720
45,000	MutualFirst Financial, Inc.	1,489,500
5,300	National Security Group, Inc. (The)	92,750
3,500	National Western Life Group, Inc., Class A	1,087,800
6,700	Navigators Group, Inc. (The)	788,925
22,067	Nicholas Financial, Inc.*	262,377
41,700	OFG Bancorp.	546,270
24,000	Onebeacon Insurance Group Ltd., Class A	385,200

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

8,200	Oppenheimer Holdings, Inc., Class A	$152,520
23,900	Orchid Island Capital, Inc. REIT	258,837
7,900	Pacific Mercantile Bancorp*	57,670
2,468	Park Sterling Corp.	26,630
37,700	PennyMac Financial Services, Inc. Class A*	627,705
25,200	Peoples Bancorp, Inc.	817,992
7,300	Piper Jaffray Cos.*	529,250
15,900	Provident Financial Holdings, Inc.	321,498
37,000	Regional Management Corp.*	972,360
5,100	Resource Capital Corp. REIT	42,483
9,100	Safety Insurance Group, Inc.	670,670
5,300	Simmons First National Corp., Class A	329,395
1,893	South State Corp.	165,448
33,500	Southwest Bancorp, Inc.	971,500
24,623	Sterling Bancorp	576,178
10,600	Stewart Information Services Corp.	488,448
6,100	Suffolk Bancorp	261,202
3,140	Sun Bancorp, Inc.	81,640
3,743	Sutherland Asset Management Corp. REIT	50,343
26,800	Unico American Corp.*	288,100
88,216	United Community Financial Corp.	788,651
19,000	United Western Bancorp, Inc.*(a)(b)	0
21,900	Walker & Dunlop, Inc.*	683,280
14,041	Western Asset Mortgage Capital Corp. REIT	141,393
16,800	Winthrop Realty Trust REIT*(b)	129,528

		41,583,355

Health Care — 3.74%
21,339	Aceto Corp.	468,818
30,600	Adeptus Health, Inc., Class A*	233,784
30,800	Albany Molecular Research, Inc.*	577,808
11,000	American Shared Hospital Services*	36,850
17,900	AngioDynamics, Inc.*	301,973
42,660	BioScrip, Inc.*	44,366
18,800	CONMED Corp.	830,396
5,300	Cross Country Healthcare, Inc.*	82,733
74,850	CryoLife, Inc.*	1,433,377
11,562	Five Star Quality Care, Inc.*	31,217
2,800	Invacare Corp.	36,540
6,300	Kewaunee Scientific Corp.	154,035
9,662	Kindred Healthcare, Inc.	75,847
15,000	MedCath Corp.*(a)(b)	0
49,300	PharMerica Corp.*	1,239,895
26,600	Triple-S Management Corp., Class B*	550,620

		6,098,259

Industrials — 18.77%
3,000	Aegion Corp.*	71,100

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

13,300	Aerojet Rocketdyne Holdings, Inc.*	$238,735
17,300	Alamo Group, Inc.	1,316,530
52,430	Allied Motion Technologies, Inc.	1,121,478
1,800	Altra Industrial Motion Corp.	66,420
47,700	Ameresco, Inc., Class A*	262,350
8,100	AMREP Corp.*	60,102
66,000	Arc Document Solutions, Inc.*	335,280
4,500	Argan, Inc.	317,475
30,500	CAI International, Inc.*	264,435
49,800	CBIZ, Inc.*	682,260
6,700	CDI Corp.*	49,580
8,774	CECO Environmental Corp.	122,397
59,700	Celadon Group, Inc.	426,855
10,678	Cenveo, Inc.*	74,639
2,400	Chicago Rivet & Machine Co.	99,840
4,960	Comfort Systems USA, Inc.	165,168
31,878	Compx International, Inc.	513,236
7,000	Douglas Dynamics, Inc.	235,550
27,500	Ducommun, Inc.*	702,900
2	Eagle Bulk Shipping, Inc.*	12
13,100	Eastern Co. (The)	273,790
8,480	Ecology and Environment, Inc., Class A	89,464
13,600	Encore Wire Corp.	589,560
48,600	Ennis, Inc.	843,210
2,300	EnPro Industries, Inc.	154,928
20,100	Espey Manufacturing & Electronics Corp.	513,555
27,000	Federal Signal Corp.	421,470
19,900	FLY Leasing Ltd. ADR*	264,670
414	Genco Shipping & Trading Ltd.*	3,055
16,400	Gibraltar Industries, Inc.*	683,060
22,100	Global Power Equipment Group, Inc.*	104,312
5,580	Golden Ocean Group Ltd.*	26,282
10,960	GP Strategies Corp.*	313,456
11,500	Graham Corp.	254,725
15,350	Greenbrier Cos., Inc. (The)	637,793
29,000	Griffon Corp.	759,800
22,250	Hardinge, Inc.	246,530
7,600	Hill International, Inc.*	33,060
23,350	International Shipholding Corp.*	315
13,430	Kadant, Inc.	821,916
2,600	Key Technology, Inc.*	30,316
9,600	Kimball International, Inc., Class B	168,576
3,908	Kratos Defense & Security Solutions, Inc.*	28,919
64,000	LECG Corp.*(a)(b)	0
16,200	LS Starrett Co. (The), Class A	150,660
44,250	LSI Industries, Inc.	430,995
20,400	Lydall, Inc.*	1,261,740
30,012	Marten Transport Ltd.	699,280

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

44,100	Meritor, Inc.*	$547,722
72,000	Mesa Air Group, Inc.*(a)(b)	0
43,194	MFC Industrial Ltd.*	84,228
47,700	Miller Industries, Inc.	1,261,665
18,000	Mistras Group, Inc.*	462,240
4,900	National Presto Industries, Inc.	521,360
19,500	Neff Corp., Class A*	274,950
29,500	NN, Inc.	561,975
4,600	Northwest Pipe Co.*	79,212
34,500	Orion Marine Group, Inc.*	343,275
46,900	PAM Transportation Services, Inc.*	1,218,462
137	Paragon Shipping, Inc., Class A*	13
11,340	Patrick Industries, Inc.*	865,242
25,000	RCM Technologies, Inc.*	159,000
43,100	Roadrunner Transportation Systems, Inc.*	447,809
20,500	Rush Enterprises, Inc., Class A*	653,950
22,000	Safe Bulkers, Inc.*	25,300
27,690	Sparton Corp.*	660,407
4,700	Standex International Corp.	412,895
53,820	Supreme Industries, Inc., Class A	844,974
16,082	Team, Inc.*	631,219
26,400	Textainer Group Holdings Ltd.	196,680
36,000	TRC Cos., Inc.*	381,600
3,400	Universal Forest Products, Inc.	347,412
13,900	USA Truck, Inc.*	121,069
11,100	Vectrus, Inc.*	264,735
19,000	Viad Corp.	837,900
24,200	Volt Information Sciences, Inc.*	165,770
17,000	Willdan Group, Inc.*	384,030
35,200	Willis Lease Finance Corp.*	900,416

		30,587,289

Information Technology — 8.46%
5,200	Black Box Corp.	79,300
15,000	Blucora, Inc.*	221,250
38,600	CIBER, Inc.*	24,387
50,000	Comarco, Inc.*	3,500
9,600	Communications Systems, Inc.	44,448
34,800	CTS Corp.	779,520
44,050	DHI Group, Inc.*	275,313
25,600	Digi International, Inc.*	352,000
24,700	Edgewater Technology, Inc.*	185,250
9,200	Electro Scientific Industries, Inc.*	54,464
12,500	ePlus, Inc.*	1,440,000
40,800	Everi Holdings, Inc.*	88,536
8,000	Exar Corp.*	86,240
5,200	Fabrinet*	209,560
33,400	Insight Enterprises, Inc.*	1,350,696

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

13,000	JinkoSolar Holding Co. Ltd. ADR*	$197,990
4,800	Kemet Corp.*	31,824
26,100	Kimball Electronics, Inc.*	475,020
18,300	Magal Security Systems Ltd.*	92,781
21,700	Methode Electronics, Inc.	897,295
21,532	Novanta, Inc.*	452,172
35,415	Optical Cable Corp.*	113,328
23,800	Park Electrochemical Corp.	443,870
45,200	PC Connection, Inc.	1,269,668
28,700	Perceptron, Inc.*	190,568
31,730	Photronics, Inc.*	358,549
39,674	Reis, Inc.	882,747
21,200	Richardson Electronics Ltd.	133,560
33,900	Rubicon Project, Inc. (The)*	251,538
24,600	Rudolph Technologies, Inc.*	574,410
60,100	Sigmatron International, Inc.*	284,273
2,433	STR Holdings, Inc.*	368
4,269	SYKES Enterprises, Inc.*	123,203
16,200	Systemax, Inc.	142,074
25,600	TESSCO Technologies, Inc.	332,800
13,200	Vishay Precision Group, Inc.*	249,480
650	WPCS International, Inc.*	825
54,600	XO Group, Inc.*	1,061,970
9,866	Zedge, Inc., Class B*	30,881

		13,785,658

Materials — 4.41%
49,290	American Vanguard Corp.	943,903
6,200	Ampco-Pittsburgh Corp.	103,850
37,000	Blue Earth Refineries, Inc.*(a)(b)	0
6,629	Centerra Gold, Inc.	30,827
15,700	China Green Agriculture, Inc.*	18,997
8,400	Friedman Industries, Inc.	55,944
37,790	FutureFuel Corp.	525,281
4,300	Hawkins, Inc.	231,985
6,100	Innospec, Inc.	417,850
19,000	KMG Chemicals, Inc.	738,910
12,900	Materion Corp.	510,840
5,640	Myers Industries, Inc.	80,652
1,700	Neenah Paper, Inc.	144,840
26	North American Palladium Ltd.*	104
18,100	Olympic Steel, Inc.	438,563
85,270	OMNOVA Solutions, Inc.*	852,700
1,470	Quaker Chemical Corp.	188,072
18,500	Rayonier Advanced Materials, Inc.	286,010
10,900	Real Industry, Inc.*	66,490
3,100	Stepan Co.	252,588
33,000	Trecora Resources*	457,050

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

22,200	Tredegar Corp.	$532,800
7,800	Universal Stainless & Alloy Products, Inc.*	105,378
3,200	Vulcan International Corp.	200,160

		7,183,794

Real Estate — 2.84%
14,500	Agree Realty Corp. REIT	667,725
37,100	Cedar Realty Trust, Inc. REIT	242,263
8,400	Forestar Group, Inc.*	111,720
11,342	Getty Realty Corp. REIT	289,108
23,500	MedEquities Realty Trust, Inc. REIT*	260,850
23,100	Monmouth Real Estate Investment Corp. REIT	352,044
32,700	One Liberty Properties, Inc. REIT	821,424
17,400	Ramco-Gershenson Properties Trust REIT	288,492
8,100	RE/MAX Holdings, Inc. Class A	453,600
11,000	UMH Properties, Inc. REIT	165,550
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	260,388
50,200	Whitestone REIT	721,876

		4,635,040

Telecommunication Services — 0.50%
15,200	IDT Corp., Class B	281,808
25,800	Spok Holdings, Inc.	535,350

		817,158

Utilities — 4.18%
4,500	American States Water Co.	205,020
3,708	California Water Service Group	125,701
20,085	Chesapeake Utilities Corp.	1,344,691
18,700	Connecticut Water Service, Inc.	1,044,395
16,100	Delta Natural Gas Co., Inc.	472,213
11,300	Empire District Electric Co. (The)	385,217
24,300	Middlesex Water Co.	1,043,442
18,600	SJW Corp.	1,041,228
25,326	Unitil Corp.	1,148,281

		6,810,188

Total Common Stocks		159,590,359

(Cost $114,850,619)
Preferred Stocks — 0.63%
3,122	Alere, Inc.	1,025,577

Total Preferred Stocks		1,025,577

(Cost $504,723)
Exchange Traded Funds — 0.36%
3,850	iShares Russell Microcap Index Fund	330,484

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

13,400	PowerShares Zacks Micro Cap Portfolio	$250,296

Total Exchange Traded Funds		580,780

(Cost $290,296)
Rights/Warrants — 0.18%
445	Basic Energy Services, Inc. Warrants*	0
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	47
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	124
703	Swift Energy Co. Warrants*(b)	0
703	Swift Energy Co. Warrants*(b)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	152,363

3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	140,891

Total Rights/Warrants		293,425

(Cost $73,488)

Principal Amount		Value

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)	$0
1,625	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds		0

(Cost $0)

Shares

Investment Company — 0.77%
1,251,951	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	1,251,951

Total Investment Company		1,251,951

(Cost $1,251,951)

Total Investments		$162,742,092
(Cost $116,971,077)(d) — 99.87%

Other assets in excess of liabilities — 0.13%		214,813

NET ASSETS — 100.00%		$162,956,905

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2016 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 97.71%
Consumer Discretionary — 17.47%
2,023	Brunswick Corp.	$110,334
1,182	Foot Locker, Inc.	83,792
6,890	ILG, Inc.	125,191
1,630	Interpublic Group of Cos., Inc. (The)	38,158
427	Lear Corp.	56,522
2,110	Lennar Corp. Class A	90,582
658	Lithia Motors, Inc., Class A	63,714
1,170	Macy’s, Inc.	41,898
460	Mohawk Industries, Inc.*	91,853
1,421	Newell Rubbermaid, Inc.	63,448
5,246	Toll Brothers, Inc.*	162,626
2,360	Tri Pointe Group, Inc.*	27,093
104	Whirlpool Corp.	18,904

		974,115

Energy — 12.75%
4,503	Callon Petroleum Co.*	69,211
610	Concho Resources, Inc.*	80,886
1,736	Newfield Exploration Co.*	70,308
670	Noble Energy, Inc.	25,500
2,200	Parsley Energy, Inc., Class A*	77,528
3,503	Range Resources Corp.	120,363
4,962	Synergy Resources Corp.*	44,211
1,670	Tesoro Corp.	146,042
6,418	Whiting Petroleum Corp.*	77,144

		711,193

Financials — 20.68%
9,631	AmTrust Financial Services, Inc.	263,697
2,237	Citizens Financial Group, Inc.	79,704
987	Hartford Financial Services Group, Inc. (The)	47,031
3,530	Huntington Bancshares, Inc.	46,667
1,900	Invesco Ltd.	57,646
850	Lincoln National Corp.	56,329
8,830	National General Holdings Corp.	220,662
610	Signature Bank*	91,622
499	SVB Financial Group*	85,658
5,170	Synchrony Financial	187,516
450	XL Group Ltd.	16,767

		1,153,299

Health Care — 13.29%
1,402	Centene Corp.*	79,227
2,934	Envision Healthcare Corp.*	185,693
2,262	Jazz Pharmaceuticals Plc*	246,626
280	Laboratory Corp. of America Holdings*	35,946
2,910	Mallinckrodt Plc*	144,976

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

458	Universal Health Services, Inc., Class B	$48,722

		741,190

Industrials — 4.67%
912	Alaska Air Group, Inc.	80,922
460	Carlisle Cos., Inc.	50,733
274	Oshkosh Corp.	17,703
677	Ryder System, Inc.	50,396
1,049	Spirit Airlines, Inc.*	60,695

		260,449

Information Technology — 12.18%
1,073	Arrow Electronics, Inc.*	76,505
870	Cavium, Inc.*	54,323
1,127	Integrated Device Technology, Inc.*	26,552
1,037	LAM Research Corp.	109,642
734	MACOM Technology Solutions Holdings, Inc.*	33,970
1,970	Microsemi Corp.*	106,321
6,171	On Semiconductor Corp.*	78,742
505	Skyworks Solutions, Inc.	37,703
2,290	Western Digital Corp.	155,606

		679,364

Materials — 5.64%
2,084	Crown Holdings, Inc.*	109,556
3,727	Steel Dynamics, Inc.	132,607
1,423	WestRock Co.	72,246

		314,409

Real Estate — 4.30%
330	Alexandria Real Estate Equities, Inc. REIT	36,673
930	Apartment Investment & Management Co. REIT, Class A	42,269
20	Boston Properties, Inc. REIT	2,516
400	Extra Space Storage, Inc. REIT	30,896
1,800	First Industrial Realty Trust, Inc. REIT	50,490
1,438	Healthcare Trust of America, Inc. REIT, Class A	41,860
1,170	Weyerhaeuser Co. REIT	35,205

		239,909

Utilities — 6.73%
3,070	CMS Energy Corp.	127,773
1,731	DTE Energy Co.	170,521
1,070	Edison International	77,029

		375,323

Total Common Stocks		5,449,251

(Cost $5,079,603)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Investment Company — 2.03%
113,341	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	$113,341

Total Investment Company		113,341

(Cost $113,341)

Total Investments		$5,562,592
(Cost $5,192,944)(b) — 99.74%

Other assets in excess of liabilities — 0.26%		14,260

NET ASSETS — 100.00%		$5,576,852

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 98.76%
Consumer Discretionary — 11.80%
1,450	Ascena Retail Group, Inc.*	$8,976
3,500	Carriage Services, Inc.	100,240
4,760	Dana Holding Corp.	90,345
3,260	Destination Maternity Corp.	16,854
9,620	Gray Television, Inc.*	104,377
540	Helen of Troy Ltd.*	45,603
6,330	Libbey, Inc.	123,182
3,730	Motorcar Parts of America, Inc.*	100,412
3,040	New Media Investment Group, Inc.	48,610
5,900	Smith & Wesson Holding Corp.*	124,372
2,570	Steven Madden Ltd.*	91,878
6,680	Tandy Leather Factory, Inc.*	54,108
5,490	Taylor Morrison Home Corp., Class A*	105,737
1,630	Unifi, Inc.*	53,187
1,900	Universal Electronics, Inc.*	122,645

		1,190,526

Consumer Staples — 1.87%
5,040	Dean Foods Co.	109,771
1,120	John B Sanfilippo & Son, Inc.	78,837

		188,608

Energy — 4.57%
8,990	Callon Petroleum Co.*	138,176
4,630	Delek US Holdings, Inc.	111,444
2,890	Gulfport Energy Corp.*	62,540
7,290	Ring Energy, Inc.*	94,697
1,220	RSP Permian, Inc.*	54,436

		461,293

Financials — 34.76%
2,300	American Financial Group, Inc.	202,676
2,040	AMERISAFE, Inc.	127,194
6,280	AmTrust Financial Services, Inc.	171,946
3,710	Capital Bank Financial Corp., Class A	145,618
3,720	Chemical Financial Corp.	201,512
6,950	CoBiz Financial, Inc.	117,386
2,270	Community Bank System, Inc.	140,263
18,990	Compass Diversified Holdings	339,921
4,469	Hanmi Financial Corp.	155,968
5,580	Heritage Financial Corp.	143,685
3,080	LegacyTexas Financial Group, Inc.	132,625
4,990	Mercantile Bank Corp.	188,123
4,820	National General Holdings Corp.	120,452
1,730	Northrim BanCorp, Inc.	54,668
4,340	Pacific Premier Bancorp, Inc.*	153,419

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

1,900	ProAssurance Corp.	$106,780
1,510	Reinsurance Group of America, Inc.	190,003
2,860	Safeguard Scientifics, Inc.*	38,467
7,560	Sterling Bancorp	176,904
4,190	Synovus Financial Corp.	172,125
2,570	Texas Capital Bancshares, Inc.*	201,488
7,670	United Community Banks, Inc.	227,185

		3,508,408

Health Care — 3.10%
1,540	Air Methods Corp.*	49,049
3,110	Globus Medical, Inc., Class A*	77,159
1,570	PharMerica Corp.*	39,486
500	Teleflex, Inc.	80,575
780	West Pharmaceutical Services, Inc.	66,167

		312,436

Industrials — 17.48%
17,488	ACCO Brands Corp.*	228,218
12,430	Casella Waste Systems, Inc., Class A*	154,256
3,790	Columbus McKinnon Corp.	102,482
2,233	Ducommun, Inc.*	57,075
2,520	EnerSys, Inc.	196,812
5,510	Ennis, Inc.	95,599
5,000	Greenbrier Cos., Inc. (The)	207,750
2,390	Herman Miller, Inc.	81,738
700	Kirby Corp.*	46,550
2,220	Lydall, Inc.*	137,307
3,260	Marten Transport Ltd.	75,958
5,180	NN, Inc.	98,679
1,680	Patrick Industries, Inc.*	128,184
4,690	PGT, Inc.*	53,701
1,730	Spirit Airlines, Inc.*	100,098

		1,764,407

Information Technology — 6.50%
780	Coherent, Inc.*	107,160
2,400	Mitel Networks Corp.*	16,320
9,560	Novanta, Inc.*	200,760
3,060	PC Connection, Inc.	85,955
3,510	Sapiens International Corp.	50,333
880	Synaptics, Inc.*	47,150
1,240	Synchronoss Technologies, Inc.*	47,492
1,030	Take-Two Interactive Software, Inc.*	50,769
2,660	Vishay Precision Group, Inc.*	50,274

		656,213

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Materials — 5.54%
560	Kaiser Aluminum Corp.	$43,506
4,130	Koppers Holdings, Inc.*	166,439
17,620	OMNOVA Solutions, Inc.*	176,200
2,170	Reliance Steel & Aluminum Co.	172,602

		558,747

Real Estate — 7.89%
2,220	Columbia Property Trust, Inc. REIT	47,952
1,950	Community Healthcare Trust, Inc., REIT	44,910
1,360	CubeSmart, REIT	36,407
8,410	DiamondRock Hospitality Co. REIT	96,967
1,960	DuPont Fabros Technology, Inc. REIT	86,103
680	EastGroup Properties, Inc. REIT	50,211
5,900	Gramercy Property Trust, REIT	54,162
2,460	LaSalle Hotel Properties REIT	74,956
3,910	Physicians Realty Trust, REIT	74,134
4,130	Ramco-Gershenson Properties Trust REIT	68,475
2,170	Rexford Industrial Realty, Inc. REIT	50,322
2,710	STAG Industrial, Inc. REIT	64,688
1,670	Terreno Realty Corp. REIT	47,578

		796,865

Utilities — 5.25%
2,720	NorthWestern Corp.	154,686
3,450	Portland General Electric Co.	149,489
3,500	Spire, Inc.	225,925

		530,100

Total Common Stocks		9,967,603

(Cost $8,477,073)
Investment Company — 1.04%
105,132	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	105,132

Total Investment Company		105,132

(Cost $105,132)

Total Investments		$10,072,735
(Cost $8,582,205)(b) — 99.80%

Other assets in excess of liabilities — 0.20%		20,181

NET ASSETS — 100.00%		$10,092,916

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2016 (Unaudited)

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Corporate Bonds — 0.12%
Information Technology — 0.12%
$15,200,000	Net Magan Two LLC, 0.75%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 21.32%
Arizona — 0.14%
14,275,000	Maricopa County Industrial Development Authority Las Gardenias Apartments Refunding Revenue, Series A, 0.58%, 4/15/33, (Credit Support: Fannie Mae)(a)	14,275,000
3,100,000	Maricopa County Industrial Development Authority San Angelin Apartments Project Refunding Revenue, 0.58%, 5/15/37, (Credit Support: Fannie Mae)(a)	3,100,000

		17,375,000

California — 4.23%
4,545,000	Abag Finance Authority for Nonprofit Corps Geneva Pointe Apartments Revenue, Series A, 0.58%, 3/15/37, (Credit Support: Fannie Mae)(a)	4,545,000
4,500,000	Abag Finance Authority for Nonprofit Corps Reardon Heights Apartments Revenue, 0.58%, 5/15/38, (Credit Support: Fannie Mae)(a)	4,500,000
6,835,000	California Statewide Communities Development Authority Breezewood Apartments Revenue, Series F-1, 0.58%, 4/15/36, (Credit Support: Fannie Mae)(a)	6,835,000
38,800,000	California Statewide Communities Development Authority Canyon Creek Apartments Revenue, Series C, 0.60%, 6/15/25, (Credit Support: Fannie Mae)(a)	38,800,000
7,605,000	California Statewide Communities Development Authority Harmony Court Apartments Revenue, Series E, 0.58%, 1/15/37, (Credit Support: Fannie Mae)(a)	7,605,000
4,045,000	California Statewide Communities Development Authority Kelvin Court Refunding Revenue, 0.75%, 6/15/51, (Credit Support: Fannie Mae)(a)	4,045,000
10,750,000	California Statewide Communities Development Authority Los Padres Apartments Revenue, Series E, 0.58%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
29,990,000	California Statewide Communities Development Authority Multi Family Housing Dublin Ranch Apartments Revenue, 0.58%, 12/15/37, (Credit Support: Fannie Mae)(a)	29,990,000
22,000,000	California Statewide Communities Development Authority Multi Family Housing Fairway Family Apartments Revenue, 0.58%, 12/15/37, (Credit Support: Fannie Mae)(a)	22,000,000
7,000,000	California Statewide Communities Development Authority Multi Family Housing Glen Haven Apartments Revenue, Series AA, 0.58%, 4/15/35(a)	7,000,000
2,700,000	California Statewide Communities Development Authority Multi Family Housing Hermosa Vista Apartments Revenue, 0.58%, 5/15/36, (Credit Support: Fannie Mae)(a)	2,700,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$17,600,000	California Statewide Communities Development Authority Multi Family Housing Kimberly Woods Revenue, Series B, 0.60%, 6/15/25, (Credit Support: Fannie Mae)(a)	$17,600,000
13,205,000	California Statewide Communities Development Authority Multi Family Housing Knolls at Green Valley Revenue, Series FF, 0.58%, 7/15/36, (Credit Support: Fannie Mae)(a)	13,205,000
25,000,000	California Statewide Communities Development Authority Multi Family Housing Oakmont Concord Revenue, Series Q, 0.58%, 6/15/35, (Credit Support: Fannie Mae)(a)	25,000,000
3,000,000	California Statewide Communities Development Authority Multi Family Housing Wilshire Court Revenue, 0.58%, 5/15/37, (Credit Support: Fannie Mae)(a)	3,000,000
14,340,000	California Statewide Communities Development Authority Oakmont Senior Living Revenue, Series Y, 0.58%, 8/1/31, (Credit Support: Fannie Mae)(a)	14,340,000
13,360,000	City of Pleasanton Busch Senior Revenue, Series A, 0.58%, 6/15/37, (Credit Support: Fannie Mae)(a)	13,360,000
8,000,000	City of San Jose Villa Monterey Apartments Revenue, Series F, 0.78%, 7/15/35, (Credit Support: Fannie Mae)(a)	8,000,000
60,000,000	County of Contra Costa Multi Family Housing Refunding Revenue Park Regency, Series F, 0.63%, 10/15/33, (Credit Support: Fannie Mae)(a)	60,000,000
26,900,000	Los Angeles Community Redevelopment Agency Met Apartments Revenue, 0.71%, 12/15/24, (Credit Support: Fannie Mae)(a)	26,900,000
23,611,000	Los Angeles County Housing Authority Malibu Meadows Project Refunding Revenue, Series B, 0.58%, 4/15/28, (Credit Support: Fannie Mae)(a)	23,611,000
14,200,000	Los Angeles County Housing Authority Malibu Meadows Refunding Revenue, Series II-C, 0.58%, 4/15/28, (Credit Support: Fannie Mae)(a)	14,200,000
9,100,000	Orange County Apartment Development Park Ridge Villas Revenue, 0.58%, 11/15/28, (Credit Support: Fannie Mae)(a)	9,100,000
15,500,000	Orange County Apartment Development Villas La Paz Revenue, Series F, 0.71%, 8/15/28, (Credit Support: Fannie Mae)(a)	15,500,000
2,800,000	Sacramento County Housing Authority Ashford Heights Apartments Refunding Revenue, Series D, 0.58%, 7/15/29, (Credit Support: Fannie Mae)(a)	2,800,000
12,255,000	Sacramento County Housing Authority Ashford Heights Apartments Revenue, Series H, 0.58%, 12/15/39, (Credit Support: Fannie Mae)(a)	12,255,000
6,535,000	Sacramento County Housing Authority Cascades Revenue, Series D, 0.58%, 9/15/35, (Credit Support: Fannie Mae)(a)	6,535,000
16,500,000	Sacramento County Housing Authority Hasting Park Apartments Revenue, Series G, 0.58%, 1/15/35, (Credit Support: Fannie Mae)(a)	16,500,000
4,580,000	Sacramento Housing Authority Lofts at Natomas Apartments Revenue, Series F, 0.58%, 6/15/36, (Credit Support: Fannie Mae)(a)	4,580,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 5,205,000	Sacramento Housing Authority Shenandoah Apartments Revenue, Series F, 0.58%, 9/15/36, (Credit Support: Fannie Mae)(a)	$5,205,000
25,595,000	San Diego Housing Authority Hillside Garden Apartments, 0.58%, 1/15/35, (Credit Support: Fannie Mae)(a)	25,595,000
1,500,000	San Diego Housing Authority, Hillside Garden Apartments, Series C, 0.58%, 1/15/35, (Credit Support: Fannie Mae)(a)	1,500,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.60%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000
47,650,000	San Francisco City & County Redevelopment Agency 3rd Mission Revenue, Series C, 0.63%, 6/15/34, (Credit Support: Fannie Mae)(a)	47,650,000

		526,006,000

Connecticut — 0.09%
10,560,000	Stamford New Public Housing Authority Fairfield Apartments Refunding Revenue, 0.73%, 12/1/28, (Credit Support: Fannie Mae)(a)	10,560,000

Delaware — 0.23%
28,155,000	County of New Castle, Fairfield English Village Project Revenue, 0.58%, 9/15/38, (Credit Support: Fannie Mae)(a)	28,155,000

Florida — 0.08%
5,610,000	Florida Housing Finance Corp. Heather Glenn Apartments Revenue, Series H, 0.75%, 6/15/36, (Credit Support: Fannie Mae)(a)	5,610,000
4,670,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.75%, 6/1/25, (Credit Support: Fannie Mae)(a)	4,670,000

		10,280,000

Georgia — 0.06%
7,710,000	Richmond County Development Authority Stonegate Club Apartments Project Revenue, 0.75%, 11/15/35, (Credit Support: Fannie Mae)(a)	7,710,000

Indiana — 0.06%
8,000,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.68%, 11/15/37, (Credit Support: Fannie Mae)(a)	8,000,000

Kentucky — 0.08%
10,000,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series A, 0.75%, 11/15/40, (Credit Support: Fannie Mae)(a)	10,000,000

Nevada — 0.27%
16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms Revenue, 0.77%, 4/15/39, (Credit Support: Fannie Mae)(a)	16,300,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project Revenue, 0.73%, 10/15/38, (Credit Support: Fannie Mae)(a)	$17,000,000

		33,300,000

New York — 14.74%
13,500,000	Nassau County Industrial Development Agency Clinton Plaza Senior Housing Project Revenue, 0.73%, 9/1/34, (Credit Support: Fannie Mae)(a)	13,500,000
11,500,000	New York City Housing Development Corp. Lexington Courts Revenue, Series A, 0.73%, 12/1/39, (Credit Support: Freddie Mac)(a)	11,500,000
21,700,000	New York City Housing Development Corp. Multi Family 201 Pearl Street Revenue, Series A, 0.73%, 10/15/41, (Credit Support: Fannie Mae)(a)	21,700,000
14,600,000	New York City Housing Development Corp. Multi Family 245 East 124th Street Revenue, 0.72%, 11/1/46, (Credit Support: Freddie Mac)(a)	14,600,000
25,500,000	New York City Housing Development Corp. Multi Family 90 Washington Street Revenue, Series A, 0.71%, 2/15/35, (Credit Support: Fannie Mae)(a)	25,500,000
51,400,000	New York City Housing Development Corp. Multi Family 90 West Street Revenue, Series A, 0.73%, 3/15/36, (Credit Support: Fannie Mae)(a)	51,400,000
4,435,000	New York City Housing Development Corp. Multi Family Bathgate Ave. Apartments Revenue, Series A, 0.75%, 5/15/39, (Credit Support: Fannie Mae)(a)	4,435,000
55,400,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Revenue Series A, 0.61%, 4/15/35, (Credit Support: Fannie Mae)(a)	55,400,000
8,600,000	New York City Housing Development Corp. Multi Family Markham Gardens Apartments Revenue, Series A, 0.65%, 1/1/40, (Credit Support: Freddie Mac)(a)	8,600,000
49,600,000	New York City Housing Development Corp. Multi Family Nicole Revenue, Series A, 0.65%, 11/15/35, (Credit Support: Fannie Mae)(a)	49,600,000
33,175,000	New York City Housing Development Corp. Multi Family Rental Housing 2 Gold Street Revenue, Series B, 0.73%, 4/15/36, (Credit Support: Fannie Mae)(a)	33,175,000
2,800,000	New York City Housing Development Corp. Multi Family Revenue, Series B, 0.65%, 11/15/35, (Credit Support: Fannie Mae)(a)	2,800,000
1,830,000	New York City Housing Development Corp. Multi Family Taxable 155 West 21st Street Revenue, Series B, 0.73%, 11/15/37, (Credit Support: Fannie Mae)(a)	1,830,000
1,100,000	New York City Housing Development Corp. Multi Family Taxable Lyric Revenue, Series B, 0.65%, 11/15/31, (Credit Support: Fannie Mae)(a)	1,100,000
2,950,000	New York City Housing Development Corp. Multi Family Taxable Westport Revenue, Series B, 0.65%, 6/15/34(a)	2,950,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 14,000,000	New York City Housing Development Corp. Multi Family West 48th Street Development Revenue, Series A, 0.65%, 1/15/34, (Credit Support: Fannie Mae)(a)	$14,000,000
63,500,000	New York City Housing Development Corp. Multi Family Westport Development Revenue, Series A, 0.65%, 6/15/34, (Credit Support: Fannie Mae)(a)	63,500,000
94,530,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series A, 0.55%, 11/15/36, (Credit Support: Fannie Mae)(a)	94,530,000
4,280,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series B, 0.65%, 11/15/36, (Credit Support: Fannie Mae)(a)	4,280,000
60,145,000	New York State Housing Finance Agency 10 Barclay Street Revenue, Series A, 0.75%, 11/15/37, (Credit Support: Fannie Mae)(a)	60,145,000
52,850,000	New York State Housing Finance Agency 101 West End Revenue, 0.60%, 5/15/31, (Credit Support: Fannie Mae)(a)	52,850,000
30,000,000	New York State Housing Finance Agency 101 West End Revenue, 0.60%, 5/15/31, (Credit Support: Fannie Mae)(a)	30,000,000
73,400,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.60%, 5/15/32, (Credit Support: Fannie Mae)(a)	73,400,000
8,000,000	New York State Housing Finance Agency 1500 Lex Ave. Revenue, Series A, 0.76%, 5/15/34, (Credit Support: Fannie Mae)(a)	8,000,000
116,200,000	New York State Housing Finance Agency 240 East 39th Street Revenue, 0.65%, 5/15/30, (Credit Support: Fannie Mae)(a)	116,200,000
48,050,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, 0.68%, 11/1/41, (Credit Support: Freddie Mac)(a)	48,050,000
32,610,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, 0.68%, 11/1/41, (Credit Support: Freddie Mac)(a)	32,610,000
28,500,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, Series A, 0.72%, 11/1/41, (Credit Support: Freddie Mac)(a)	28,500,000
76,100,000	New York State Housing Finance Agency 55 West 25th Street Revenue, Series A, 0.65%, 11/15/38, (Credit Support: Fannie Mae)(a)	76,100,000
82,235,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, 0.76%, 5/15/41, (Credit Support: Fannie Mae)(a)	82,235,000
91,975,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.77%, 5/15/41, (Credit Support: Fannie Mae)(a)	91,975,000
77,755,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.81%, 5/15/41, (Credit Support: Fannie Mae)(a)	77,755,000
7,400,000	New York State Housing Finance Agency 84th Revenue, Series A, 0.65%, 5/15/33, (Credit Support: Fannie Mae)(a)	7,400,000
30,500,000	New York State Housing Finance Agency 900 8th Avenue Revenue, Series A, 0.76%, 5/15/35, (Credit Support: Fannie Mae)(a)	30,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$100,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.75%, 11/1/38, (Credit Support: Freddie Mac)(a)	$100,000,000
58,200,000	New York State Housing Finance Agency Clinton Park Revenue, Series A, 0.74%, 11/1/44, (Credit Support: Freddie Mac)(a)	58,200,000
10,290,000	New York State Housing Finance Agency College Arms Revenue, Series A, 0.74%, 5/1/48, (Credit Support: Freddie Mac)(a)	10,290,000
47,050,000	New York State Housing Finance Agency Helena Revenue, Series A, 0.76%, 5/15/36, (Credit Support: Fannie Mae)(a)	47,050,000
12,900,000	New York State Housing Finance Agency North End Revenue Series A, 0.73%, 11/15/36, (Credit Support: Fannie Mae)(a)	12,900,000
5,000,000	New York State Housing Finance Agency Saville Revenue, Series 2002-A, 0.65%, 11/1/35, (Credit Support: Freddie Mac)(a)	5,000,000
63,010,000	New York State Housing Finance Agency Taconic Refunding Revenue, 0.75%, 5/15/39, (Credit Support: Fannie Mae)(a)	63,010,000
46,050,000	New York State Housing Finance Agency Union Square South Revenue, 0.65%, 11/1/24, (Credit Support: Fannie Mae)(a)	46,050,000
8,100,000	New York State Housing Finance Agency Victory Revenue, Series 2002-A, 0.75%, 11/1/33, (Credit Support: Freddie Mac)(a)	8,100,000
62,900,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.60%, 5/15/33, (Credit Support: Fannie Mae)(a)	62,900,000
26,000,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.60%, 5/15/33, (Credit Support: Fannie Mae)(a)	26,000,000
18,400,000	New York State Housing Finance Agency West 37th Street Revenue, 0.73%, 5/1/42, (Credit Support: Freddie Mac)(a)	18,400,000
46,800,000	New York State Housing Finance Agency West 38th Street Revenue, Series A, 0.60%, 5/15/33, (Credit Support: Fannie Mae)(a)	46,800,000
16,000,000	New York State Housing Finance Agency West 38th Street Revenue, Series A, 0.60%, 5/15/33, (Credit Support: Fannie Mae)(a)	16,000,000
21,300,000	New York State Housing Finance Agency Worth Street Revenue, Series A, 0.75%, 5/15/33, (Credit Support: Fannie Mae)(a)	21,300,000

		1,832,120,000

Virginia — 0.99%
100,100,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series M017, Class A, 0.72%, 9/15/50, (Credit Support: Freddie Mac)(a)(b)	100,100,000
17,515,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series M027, Class A, 0.75%, 10/15/29, (Credit Support: Freddie Mac)(a)	17,515,000
5,585,000	Salem Industrial Development Authority Oak Park Apartments Project Revenue, 0.65%, 8/15/43, (Credit Support: Fannie Mae)(a)	5,585,000

		123,200,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Washington — 0.35%
$ 4,220,000	King County Housing Authority Refunding Revenue, 0.74%, 7/1/35, (Credit Support: Freddie Mac)(a)	$4,220,000
23,805,000	Vancouver Housing Authority Multi Family Revenue, 0.69%, 12/1/38, (Credit Support: Freddie Mac)(a)	23,805,000
14,880,000	Washington State Housing Finance Commission Vintage Silverdale Revenue, Series A, 0.58%, 9/15/39, (Credit Support: Fannie Mae)(a)	14,880,000

		42,905,000

Total U.S. Government Agency Backed Municipal Bonds		2,649,611,000

(Cost $2,649,611,000)
U.S. Government Agency Obligations — 44.50%
Fannie Mae — 7.85%
101,918,000	0.46%, 2/1/17(c)	101,880,644
51,000,000	0.50%, 3/1/17(c)	50,959,625
32,082,000	0.51%, 3/1/17(c)	32,056,094
26,000,000	0.59%, 4/3/17(c)	25,961,487
38,978,000	0.60%, 4/3/17(c)	38,919,533
53,322,000	0.62%, 4/3/17(c)	53,239,351
58,424,000	0.65%, 6/1/17(c)	58,269,777
50,000,000	0.66%, 9/8/17(a)	49,978,618
62,197,964	0.71%, 5/1/18(a)	62,202,611
1,346,072	0.71%, 8/25/18(a)	1,347,777
25,000,000	0.72%, 8/16/17(a)	24,998,442
9,994,549	0.82%, 12/25/17(a)	9,994,417
3,441,345	0.84%, 6/25/18(a)	3,441,345
2,121,489	0.85%, 9/25/18(a)	2,121,489
47,390,000	0.88%, 8/28/17	47,449,836
185,082,000	0.88%, 10/26/17	185,271,915
6,273,000	0.88%, 12/20/17	6,272,162
411,873	0.91%, 10/25/17(a)	412,016
12,312,649	0.91%, 1/25/18(a)	12,322,654
868,358	0.93%, 5/25/18(a)	868,919
203,168	1.11%, 2/25/17	203,225
50,000,000	1.13%, 4/27/17	50,073,322
1,774,691	1.22%, 8/1/17	1,775,300
82,270,000	5.00%, 2/13/17	82,668,621
31,000,000	5.00%, 5/11/17	31,472,089
41,031,000	5.38%, 6/12/17	41,864,780

		976,026,049

Federal Farm Credit Bank — 7.03%
6,180,000	0.58%, 4/9/18(a)	6,181,253
3,000,000	0.66%, 1/3/17(a)	3,000,000
1,400,000	0.66%, 1/2/18(a)	1,398,739
50,000,000	0.66%, 11/1/18(a)	50,004,604
55,400,000	0.67%, 8/4/17(a)	55,414,758

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 8,500,000	0.67%, 2/2/18(a)	$8,494,480
25,000,000	0.68%, 9/8/17(c)	24,882,889
25,000,000	0.68%, 5/4/18(a)	25,007,067
15,000,000	0.69%, 10/13/17(a)	14,984,813
19,000,000	0.69%, 9/11/17(c)	18,908,594
53,000,000	0.70%, 1/30/17(a)	52,997,318
25,000,000	0.71%, 3/2/17(a)	24,997,447
16,340,000	0.71%, 11/6/17(a)	16,336,849
62,000,000	0.71%, 3/13/17(a)	62,002,966
50,000,000	0.71%, 10/3/17(c)	49,730,792
26,000,000	0.72%, 3/27/17(a)	25,997,288
10,000,000	0.72%, 7/21/17	10,000,679
61,511,000	0.73%, 5/12/17(a)	61,483,469
5,000,000	0.75%, 10/16/17	5,000,862
3,240,000	0.75%, 10/17/17(a)	3,237,689
25,000,000	0.76%, 8/1/18(a)	24,999,947
5,150,000	0.78%, 3/22/18(a)	5,142,440
42,729,000	0.79%, 4/17/17(a)	42,731,611
7,250,000	0.80%, 3/24/17(a)	7,250,726
49,600,000	0.80%, 11/13/18(a)	49,656,023
25,000,000	0.81%, 4/4/18(a)	24,996,853
20,000,000	0.83%, 9/18/18(a)	20,034,506
50,000,000	0.85%, 10/30/17(c)	49,645,833
50,000,000	0.88%, 6/19/17(a)	49,999,316
21,500,000	0.88%, 9/12/17(a)	21,496,300
50,000,000	0.90%, 11/27/17(a)	49,990,949
4,000,000	0.91%, 9/4/18(a)	4,006,557
3,500,000	0.93%, 6/13/17(a)	3,499,909
10,000	4.88%, 1/17/17	10,016

		873,523,542

Federal Home Loan Bank — 21.88%
45,000,000	0.46%, 1/25/17(c)	44,987,350
27,000,000	0.50%, 1/31/17(c)	26,989,500
299,000,000	0.52%, 2/15/17(c)	298,814,288
75,000,000	0.52%, 2/23/17(c)	74,944,750
26,000,000	0.52%, 2/15/17(c)	25,983,851
100,000,000	0.52%, 2/24/17(c)	99,924,889
25,000,000	0.52%, 2/21/17(c)	24,982,203
274,810,000	0.52%, 2/22/17(c)	274,611,526
100,000,000	0.53%, 2/24/17(c)	99,924,167
50,000,000	0.53%, 2/27/17(c)	49,959,896
250,000,000	0.54%, 2/14/17(c)	249,842,500
200,000,000	0.54%, 2/8/17(c)	199,892,000
12,350,000	0.55%, 3/17/17(c)	12,336,226
25,000,000	0.58%, 2/28/17(a)	25,000,000
4,000,000	0.63%, 8/15/17	3,999,205

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$5,920,000	0.63%, 10/26/17	$5,915,264
1,000,000	0.63%, 2/2/17	999,955
21,005,000	0.63%, 4/4/17	21,002,197
25,000,000	0.63%, 8/11/17	24,993,478
35,000,000	0.68%, 9/21/17	34,992,916
25,000,000	0.69%, 1/17/17(a)	24,998,656
40,000	0.70%, 2/24/17	40,004
10,000,000	0.72%, 2/13/17	10,001,316
19,250,000	0.73%, 3/23/17(a)	19,253,475
25,000,000	0.74%, 2/8/18(a)	25,000,000
100,000,000	0.74%, 6/19/18(a)	100,000,000
126,570,000	0.75%, 8/28/17	126,614,012
8,000,000	0.75%, 1/30/17(a)	7,999,103
4,000,000	0.75%, 2/7/17(a)	3,999,718
20,000,000	0.75%, 2/10/17(a)	19,999,723
63,500,000	0.75%, 2/14/17(a)	63,504,229
21,000,000	0.75%, 4/28/17(a)	21,000,000
10,750,000	0.75%, 9/8/17	10,755,175
45,000,000	0.78%, 4/13/17(a)	45,000,000
40,000,000	0.78%, 7/21/17(a)	40,004,414
290,000	0.79%, 1/17/17(a)	290,027
25,000,000	0.79%, 11/6/17(a)	24,998,940
33,100,000	0.80%, 11/15/17(a)	33,096,221
50,000,000	0.81%, 10/30/17(a)	49,997,450
100,000,000	0.81%, 10/26/18(a)	100,000,000
35,000,000	0.82%, 1/6/17(a)	35,000,081
45,000,000	0.82%, 2/7/17(a)	45,000,000
25,000,000	0.83%, 10/4/17(a)	24,998,010
50,000,000	0.84%, 1/13/17(a)	50,000,000
50,000,000	0.84%, 1/8/18(a)	50,000,000
25,000,000	0.86%, 8/10/17(a)	24,999,244
50,000,000	0.88%, 12/5/17(a)	50,001,392
13,000,000	0.88%, 12/12/17(a)	13,009,857
25,000,000	0.93%, 9/11/17(a)	24,999,135
50,000,000	0.96%, 12/22/17(a)	50,000,000
7,175,000	2.25%, 9/8/17	7,251,148
500,000	3.40%, 2/16/17	501,646
1,600,000	4.88%, 9/8/17	1,645,242
14,605,000	4.88%, 5/17/17	14,830,600

		2,718,884,979

Freddie Mac — 4.01%
65,055,000	0.50%, 1/27/17	65,045,653
18,860,000	0.75%, 7/14/17	18,865,420
804,000	0.75%, 1/12/18	801,715
15,000,000	0.84%, 1/8/18(a)	15,000,000
35,000,000	0.84%, 1/12/18(a)	35,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$75,000,000	0.87%, 7/21/17(a)	$74,995,793
76,298,000	0.88%, 2/22/17	76,324,528
8,500,000	0.90%, 9/15/17	8,513,055
3,150,000	0.97%, 3/8/18(a)	3,151,682
38,965,000	1.00%, 3/8/17	38,993,868
2,650,000	1.00%, 7/25/17	2,654,840
46,365,000	1.00%, 7/28/17	46,464,234
40,000,000	1.00%, 9/29/17	40,082,436
37,778,818	1.43%, 8/25/17	37,826,989
3,000,000	5.00%, 2/16/17	3,015,656
19,000,000	5.00%, 4/18/17	19,236,573
12,339,000	5.50%, 8/23/17	12,716,458

		498,688,900

Overseas Private Investment Corp. — 3.73%
5,000,000	0.00%, 11/8/17(d)	5,007,441
14,300,000	0.10%, 7/7/40(a)	14,300,000
21,590,000	0.56%, 1/12/17(d)	21,647,495
20,000,000	0.69%, 4/30/26(a)	20,000,000
7,000,000	0.69%, 4/30/26(a)	7,000,000
3,691,200	0.70%, 10/20/17(a)	3,691,200
14,666,667	0.70%, 8/15/19(a)	14,666,667
3,750,000	0.70%, 11/20/19(a)	3,750,000
1,200,000	0.70%, 12/16/19(a)	1,200,000
5,000,000	0.70%, 7/20/22(a)	5,000,000
10,000,000	0.70%, 9/15/22(a)	10,000,000
21,600,000	0.70%, 11/15/22(a)	21,600,000
3,459,649	0.70%, 3/15/24(a)	3,459,649
1,271,930	0.70%, 3/15/24(a)	1,271,930
10,164,330	0.70%, 10/10/25(a)	10,164,330
28,100,000	0.70%, 1/15/30(a)	28,100,000
11,232,000	0.70%, 5/15/30(a)	11,232,000
13,800,000	0.70%, 6/1/33(a)	13,800,000
7,000,000	0.70%, 10/15/33(a)	7,000,000
1,500,000	0.70%, 10/15/33(a)	1,500,000
12,906,880	0.70%, 6/15/34(a)	12,906,880
15,000,000	0.70%, 7/7/40(a)	15,000,000
7,500,000	0.70%, 7/7/40(a)	7,500,000
80,187,000	0.72%, 9/15/20(a)	80,187,000
50,000,000	0.72%, 2/15/28(a)	50,000,000
15,000,000	0.72%, 11/15/28(a)	15,000,000
10,256,733	0.75%, 10/10/25(a)	10,256,733
32,140,000	0.76%, 3/30/17(d)	32,304,321
392,241	0.80%, 3/15/17(a)	392,241
344,816	0.80%, 3/15/17(a)	344,816
172,411	0.80%, 6/15/17(a)	172,411
172,411	0.80%, 6/15/17(a)	172,411
9,476,832	0.80%, 6/15/34(a)	9,476,832

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 25,000,000	0.99%, 11/17/17(d)	$25,031,870

		463,136,227

Total U.S. Government Agency Obligations		5,530,259,697

(Cost $5,530,259,697)

U.S. Treasury Obligations — 6.47%
U.S. Treasury Notes — 6.47%
25,000,000	0.50%, 1/31/17	24,994,007
79,000,000	0.54%, 2/15/17(d)	78,949,660
50,000,000	0.63%, 2/15/17	50,000,386
25,000,000	0.63%, 4/30/17(a)	24,987,700
51,475,000	0.72%, 10/31/17(a)	51,441,453
25,000,000	0.75%, 1/15/17	24,999,635
50,000,000	0.75%, 3/15/17	50,007,505
10,000,000	0.78%, 8/15/17(d)	9,952,380
73,000,000	0.80%, 11/15/17(d)	72,510,651
30,065,000	0.83%, 1/31/18(a)	30,072,046
25,000,000	0.88%, 1/31/17	25,001,226
25,000,000	0.88%, 2/28/17	25,008,695
50,000,000	0.88%, 4/15/17	50,032,073
50,000,000	0.88%, 4/30/17	50,040,417
85,000,000	0.88%, 10/15/17	85,114,527
25,000,000	0.88%, 1/15/18	24,975,041
125,000,000	1.88%, 10/31/17	126,189,337

		804,276,739

Total U.S. Treasury Obligations		804,276,739

(Cost $804,276,739)
Repurchase Agreements — 26.27%
40,000,000	Barclays Capital, Inc., dated 12/30/16; due 1/3/17 at 0.50% with maturity value of $40,002,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/30/18 to 2/15/25 at rates ranging from 0.63% to 7.63%, aggregate original par and fair value of $32,608,700 and $40,800,013, respectively)	40,000,000

	Total Value of Barclays Capital, Inc., (collateral value of $40,800,013)	40,000,000

115,000,000	BNP Paribas Securities Corp., dated 12/30/2016; due 1/3/2017 at 0.50% with maturity value of $115,006,389 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/18 to 11/15/45 at rates ranging from 0.00% to 1.75%, aggregate original par and fair value of $119,897,859 and $117,300,078, respectively)	115,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $117,300,078)	115,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$150,000,000	Citigroup Global, dated 12/27/16; due 1/3/17 at 0.55% with maturity value of $150,016,042 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/22 to 3/31/23 at rates ranging from 1.50% to 1.75%, aggregate original par and fair value of $156,852,600 and $153,000,096, respectively)	$150,000,000
100,000,000	Citigroup Global, dated 12/29/16; due 1/5/17 at 0.55% with maturity value of $100,010,694 (fully collateralized by a U.S. Treasury security with a maturity date of 8/15/45 at a rate of 2.88%, original par and fair value of $105,469,000 and $102,000,032, respectively)	100,000,000
150,000,000	Citigroup Global, dated 12/29/16; due 1/5/17 at 0.56% with maturity value of $150,016,333 (fully collateralized by Federal Farm Credit Bank securities with maturity dates ranging from 12/18/17 to 7/12/27 at rates ranging from 0.69% to 2.50%, aggregate original par and fair value of $152,857,000 and $153,000,150, respectively)	150,000,000
40,000,000	Citigroup Global, dated 12/30/16; due 1/3/17 at 0.51% with maturity value of $40,002,267 (fully collateralized by a U.S. Treasury security with a maturity date of 8/31/22 at a rate of 1.88%, original par and fair value of $41,120,600 and $40,800,076, respectively)	40,000,000
65,000,000	Citigroup Global, dated 12/30/16; due 1/3/17 at 0.52% with maturity value of $65,003,756 (fully collateralized by Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 4/16/17 to 1/27/31 at rates ranging from 0.00% to 3.39%, aggregate original par and fair value of $67,359,000 and $66,300,904, respectively)	65,000,000
50,000,000	Citigroup Global, dated 12/30/16; due 1/3/17 at 0.53% with maturity value of $50,002,944 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/18 to 2/28/22 at rates ranging from 0.75% to 1.75%, original par and fair value of $51,421,500 and $51,000,036, respectively)	50,000,000
100,000,000	Citigroup Global, dated 12/30/16; due 1/3/17 at 0.56% with maturity value of $100,010,889 (fully collateralized by Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 1/16/17 to 6/22/26 at rates ranging from 0.65% to 2.50%, aggregate original par and fair value of $103,645,000 and $102,000,847, respectively)	100,000,000

	Total Value of Citigroup Global, (collateral value of $668,102,141)	655,000,000

450,000,000	Federal Reserve, dated 12/30/16; due 1/3/17 at 0.50% with maturity value of $450,025,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/20 to 11/15/27 at rates ranging from 3.63% to 6.13%, aggregate original par and fair value of $371,736,400 and $450,025,070, respectively)	450,000,000

	Total Value of Federal Reserve, (collateral value of $450,025,070)	450,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 140,000,000	Goldman Sachs & Co., dated 12/30/16; due 1/3/17 at 0.52% with maturity value of $140,008,089 (fully collateralized by Ginnie Mae and Fannie Mae securities with maturity dates ranging from 5/1/43 to 8/20/46 at rates ranging from 3.00% to 4.00%, aggregate original par and fair value of $169,273,998 and $142,800,000, respectively)	$140,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $142,800,000)	140,000,000

10,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 12/30/16; due 1/3/17 at 0.50% with maturity value of $10,000,556 (fully collateralized by a Freddie Mac security with a maturity date of 2/1/30 at a rate of 2.50%, original par and fair value of $13,832,645 and $10,200,000, respectively)	10,000,000
10,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 12/30/16; due 1/3/17 at 0.50% with maturity value of $10,000,556 (fully collateralized by U.S. Treasury security with maturity date of 8/31/22 at a rate of 1.88%, original par and fair value of $10,280,200 and $10,200,069, respectively)	10,000,000
70,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 12/30/16; due 1/3/17 at 0.50% with maturity value of $70,003,889 (fully collateralized by Fannie Mae, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 4/25/18 to 9/8/36 at rates ranging from 0.00% to 5.50%, aggregate original par and fair value of $71,857,000 and $71,403,780, respectively)	70,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $91,803,849)	90,000,000

1,000,000,000	National Australia Bank, dated 12/30/16; due 1/3/17 at 0.50% with maturity value of $1,000,055,555 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/9/17 to 11/15/25 at rates ranging from 0.00% to 3.63%, aggregate original par and fair value of $1,026,801,000 and $1,020,700,123, respectively)	1,000,000,000

	Total Value of National Australia Bank, (collateral value of $1,020,700,123)	1,000,000,000

100,000,000	TD Securities (USA), dated 12/27/16; due 1/3/17 at 0.58% with maturity value of $100,011,278 (fully collateralized by Fannie Mae securities with maturity dates ranging from 1/1/46 to 7/1/46 at a rate of 3.50%, aggregate original par and fair value of $107,243,907 and $102,000,000, respectively)	100,000,000

	Total Value of TD Securities (USA), (collateral value of $102,000,000)	100,000,000

300,000,000	Wells Fargo Securities, dated 12/30/16; due 1/3/17 at 0.50% with maturity value of $300,016,667 (fully collateralized by Fannie Mae securities with maturity dates ranging from 2/1/17 to 1/1/47 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of 566,933,979 and $306,000,000, respectively)	300,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$375,000,000	Wells Fargo Securities, dated 12/30/16; due 1/3/17 at 0.50%with maturity value of $375,020,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/17 to 2/15/45 at rates ranging from 0.75% to 9.13%, aggregate original par and fair value of 362,552,900 and $382,500,088,respectively)	$375,000,000

	Total Value of Wells Fargo Securities, (collateral value of $682,500,088)	675,000,000

Total Repurchase Agreements		3,265,000,000

(Cost $3,265,000,000)

Total Investments		$12,264,347,436
(Cost 12,264,347,436)(e) — 98.68%

Other assets in excess of liabilities — 1.32%		164,412,662

NET ASSETS — 100.00%		$12,428,760,098

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC - Letter of Credit

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.74%
California — 0.33%
$ 55,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$57,355
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	990,152
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	936,680

		1,984,187

Colorado — 0.08%
500,000	Colorado Housing & Finance Authority Revenue, 3.40%, 11/1/45, (Credit Support: FHA)	502,455

Delaware — 0.34%
670,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	670,342
765,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	774,838
560,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	566,698

		2,011,878

Illinois — 0.21%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	273,793
996,984	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	954,812

		1,228,605

Massachusetts — 0.35%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	544,760
250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	250,898
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	331,828
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	162,061
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	583,171
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	206,947

		2,079,665

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Missouri — 0.73%
$ 4,336,395	Missouri Housing Development Commission, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	$4,393,201

New York — 1.67%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	750,000
500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	501,160
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	751,695
400,000	New York City Housing Development Corp. Revenue, Series G-1, 1.93%, 11/1/21	387,016
170,000	New York City Housing Development Corp. Revenue, Series G-1, 2.04%, 5/1/22	163,807
100,000	New York City Housing Development Corp. Revenue, Series G-1, 2.14%, 11/1/22	96,313
200,000	New York City Housing Development Corp. Revenue, Series G-1, 2.37%, 5/1/24	188,858
40,000	New York City Housing Development Corp. Revenue, Series G-1, 2.47%, 11/1/24	37,846
300,000	New York City Housing Development Corp. Revenue, Series G-1, 2.62%, 5/1/26	280,296
700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae)	700,616
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,000,340
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,332,116
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,338,538
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,325,388
1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,139,715

		9,993,704

Vermont — 0.03%
165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	165,624

Total Municipal Bonds		22,359,319

(Cost $22,277,174)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.08%
Health Care — 0.08%
$ 485,000	Montefiore Medical Center, 2.15%, 10/20/26	$443,384

Total Corporate Bonds		443,384

(Cost $485,000)
U.S. Government Agency Backed Mortgages — 97.39%
Fannie Mae — 60.69%
2,000,000	(TBA), 3.35%,1/1/27(a)	2,068,675
170,226	Pool #257613, 5.50%, 6/1/38	189,103
69,865	Pool #257631, 6.00%, 7/1/38	80,610
69,759	Pool #257656, 6.00%, 8/1/38	79,417
126,614	Pool #257663, 5.50%, 8/1/38	144,375
111,412	Pool #257857, 6.00%, 12/1/37	127,438
112,832	Pool #257890, 5.50%, 2/1/38	128,766
118,969	Pool #257892, 5.50%, 2/1/38	135,917
39,219	Pool #257897, 5.50%, 2/1/38	45,357
44,828	Pool #257898, 6.00%, 2/1/38	51,724
132,418	Pool #257903, 5.50%, 2/1/38	148,717
79,083	Pool #257913, 5.50%, 1/1/38	89,904
69,173	Pool #257926, 5.50%, 3/1/38	79,935
62,825	Pool #258022, 5.50%, 5/1/34	72,093
138,792	Pool #258070, 5.00%, 6/1/34	154,288
41,768	Pool #258121, 5.50%, 6/1/34	47,860
134,531	Pool #258152, 5.50%, 8/1/34	152,256
74,820	Pool #258157, 5.00%, 8/1/34	82,975
67,322	Pool #258163, 5.50%, 8/1/34	76,528
117,612	Pool #258166, 5.50%, 9/1/34	132,158
74,066	Pool #258171, 5.50%, 10/1/34	84,301
97,245	Pool #258224, 5.50%, 12/1/34	108,200
62,353	Pool #258238, 5.00%, 1/1/35	68,611
94,648	Pool #258251, 5.50%, 1/1/35	107,531
104,392	Pool #258258, 5.00%, 1/1/35	114,211
113,732	Pool #258305, 5.00%, 3/1/35	125,135
95,658	Pool #258336, 5.00%, 4/1/35	106,570
63,630	Pool #258340, 5.00%, 3/1/35	70,838
18,271	Pool #258393, 5.00%, 5/1/35	20,070
66,070	Pool #258394, 5.00%, 5/1/35	73,666
249,040	Pool #258395, 5.50%, 6/1/35	279,446
63,088	Pool #258403, 5.00%, 6/1/35	70,336
84,909	Pool #258404, 5.00%, 6/1/35	94,493
49,506	Pool #258410, 5.00%, 4/1/35	55,189
112,047	Pool #258448, 5.00%, 8/1/35	122,639
197,542	Pool #258450, 5.50%, 8/1/35	222,779
94,631	Pool #258456, 5.00%, 8/1/35	105,157
85,363	Pool #258552, 5.00%, 11/1/35	95,313
196,574	Pool #258571, 5.50%, 11/1/35	222,060

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 92,181	Pool #258600, 6.00%, 1/1/36	$105,697
355,023	Pool #258627, 5.50%, 2/1/36	399,498
106,382	Pool #258634, 5.50%, 2/1/36	120,441
57,144	Pool #258658, 5.50%, 3/1/36	65,571
54,112	Pool #258737, 5.50%, 12/1/35	62,092
78,740	Pool #258763, 6.00%, 5/1/36	90,493
44,554	Pool #259004, 8.00%, 2/1/30	53,617
48,011	Pool #259030, 8.00%, 4/1/30	56,753
46,980	Pool #259181, 6.50%, 3/1/31	54,164
13,662	Pool #259187, 6.50%, 4/1/31	15,161
74,807	Pool #259190, 6.50%, 4/1/31	86,066
85,219	Pool #259316, 6.50%, 11/1/31	97,867
32,143	Pool #259378, 6.00%, 12/1/31	36,981
36,214	Pool #259393, 6.00%, 1/1/32	41,771
45,205	Pool #259590, 5.50%, 11/1/32	51,802
184,253	Pool #259611, 5.50%, 11/1/32	208,618
51,303	Pool #259634, 5.50%, 12/1/32	56,993
62,586	Pool #259655, 5.50%, 2/1/33	71,757
145,653	Pool #259659, 5.50%, 2/1/33	165,455
34,794	Pool #259671, 5.50%, 2/1/33	39,889
84,760	Pool #259686, 5.50%, 3/1/33	96,241
40,511	Pool #259722, 5.00%, 5/1/33	44,901
51,951	Pool #259724, 5.00%, 5/1/33	57,713
127,783	Pool #259725, 5.00%, 5/1/33	141,425
112,327	Pool #259729, 5.00%, 6/1/33	123,617
65,266	Pool #259761, 5.00%, 6/1/33	72,374
108,639	Pool #259764, 5.00%, 7/1/33	119,532
121,439	Pool #259777, 5.00%, 7/1/33	133,389
86,942	Pool #259781, 5.00%, 7/1/33	96,315
52,754	Pool #259789, 5.00%, 7/1/33	58,607
96,668	Pool #259807, 5.00%, 8/1/33	106,169
132,266	Pool #259816, 5.00%, 8/1/33	145,013
29,245	Pool #259819, 5.00%, 8/1/33	32,531
53,995	Pool #259830, 5.00%, 8/1/33	59,987
35,758	Pool #259848, 5.00%, 9/1/33	39,778
75,732	Pool #259867, 5.50%, 10/1/33	86,171
76,958	Pool #259869, 5.50%, 10/1/33	86,172
114,162	Pool #259875, 5.50%, 10/1/33	129,206
73,043	Pool #259876, 5.50%, 10/1/33	83,095
42,102	Pool #259879, 5.50%, 10/1/33	48,255
106,390	Pool #259930, 5.00%, 11/1/33	116,275
40,106	Pool #259998, 5.00%, 3/1/34	44,623
7,013,963	Pool #465537, 4.20%, 7/1/20	7,459,188
686,283	Pool #465946, 3.61%, 9/1/20	718,081
278,763	Pool #469101, 3.75%, 2/1/27	292,768
793,439	Pool #469239, 2.69%, 10/1/18	804,560
441,200	Pool #470439, 2.91%, 5/1/22	451,228
3,149,070	Pool #470561, 2.94%, 2/1/22	3,227,406

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 925,217	Pool #470828, 3.53%, 3/1/32	$950,796
921,284	Pool #471478, 2.61%, 8/1/22	928,061
3,389,741	Pool #471948, 2.86%, 7/1/22	3,454,976
191,038	Pool #557295, 7.00%, 12/1/29	219,640
34,612	Pool #576445, 6.00%, 1/1/31	38,868
76,569	Pool #579402, 6.50%, 4/1/31	88,508
142,277	Pool #583728, 6.50%, 6/1/31	164,224
72,060	Pool #585148, 6.50%, 7/1/31	82,924
36,526	Pool #590931, 6.50%, 7/1/31	42,008
60,741	Pool #590932, 6.50%, 7/1/31	69,354
45,009	Pool #601865, 6.50%, 4/1/31	50,106
125,212	Pool #601868, 6.00%, 7/1/29	142,276
52,698	Pool #607611, 6.50%, 11/1/31	61,073
103,539	Pool #634271, 6.50%, 5/1/32	118,548
7,448	Pool #640146, 5.00%, 12/1/17	7,540
44,674	Pool #644232, 6.50%, 6/1/32	51,736
27,161	Pool #644432, 6.50%, 7/1/32	31,344
44,064	Pool #644437, 6.50%, 6/1/32	50,985
2,211,502	Pool #663159, 5.00%, 7/1/32(b)	2,424,459
109,924	Pool #670278, 5.50%, 11/1/32	125,903
42,229	Pool #676702, 5.50%, 11/1/32	47,983
54,552	Pool #677591, 5.50%, 12/1/32	61,962
184,410	Pool #681883, 6.00%, 3/1/33	211,476
22,680	Pool #683087, 5.00%, 1/1/18	23,027
11,941	Pool #684644, 4.50%, 6/1/18	12,217
133,879	Pool #686542, 5.50%, 3/1/33	148,726
239,747	Pool #695961, 5.50%, 1/1/33	270,734
245,994	Pool #696407, 5.50%, 4/1/33	279,462
455,190	Pool #702478, 5.50%, 6/1/33	510,318
130,920	Pool #702479, 5.00%, 6/1/33	143,799
70,690	Pool #703210, 5.50%, 9/1/32	79,012
235,858	Pool #720025, 5.00%, 8/1/33	258,886
263,561	Pool #723066, 5.00%, 4/1/33	289,575
261,185	Pool #723067, 5.50%, 5/1/33	291,881
287,895	Pool #723070, 4.50%, 5/1/33	311,665
306,542	Pool #727311, 4.50%, 9/1/33	330,950
372,326	Pool #727312, 5.00%, 9/1/33	412,682
233,572	Pool #727315, 6.00%, 10/1/33	268,679
41,386	Pool #738589, 5.00%, 9/1/33	46,044
106,264	Pool #739269, 5.00%, 9/1/33	117,671
171,291	Pool #743595, 5.50%, 10/1/33	192,602
169,651	Pool #748041, 4.50%, 10/1/33	182,709
188,122	Pool #749891, 5.00%, 9/1/33	206,668
114,676	Pool #749897, 4.50%, 9/1/33	123,849
26,025	Pool #750984, 5.00%, 12/1/18	26,858
46,562	Pool #751008, 5.00%, 12/1/18	47,996
247,793	Pool #753533, 5.00%, 11/1/33	271,006
91,012	Pool #755679, 6.00%, 1/1/34	105,130

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 61,519	Pool #755746, 5.50%, 12/1/33	$70,446
43,087	Pool #763551, 5.50%, 3/1/34	49,426
156,099	Pool #763820, 5.50%, 1/1/34	176,337
66,595	Pool #765216, 5.00%, 1/1/19	68,727
28,038	Pool #765306, 5.00%, 2/1/19	28,967
8,208	Pool #773096, 4.50%, 3/1/19	8,458
108,708	Pool #773476, 5.50%, 7/1/19	113,267
351,951	Pool #773568, 5.50%, 5/1/34	394,020
47,947	Pool #776851, 6.00%, 10/1/34	55,326
61,316	Pool #777444, 5.50%, 5/1/34	70,320
1,268,655	Pool #777621, 5.00%, 2/1/34	1,393,928
135,524	Pool #781437, 6.00%, 8/1/34	153,272
86,955	Pool #781741, 6.00%, 9/1/34	99,835
66,358	Pool #781907, 5.00%, 2/1/21	69,961
146,326	Pool #781954, 5.00%, 6/1/34	160,878
184,544	Pool #781959, 5.50%, 6/1/34	205,317
278,234	Pool #783893, 5.50%, 12/1/34	314,374
179,016	Pool #783929, 5.50%, 10/1/34	202,106
34,828	Pool #788329, 6.50%, 8/1/34	38,647
61,270	Pool #790282, 6.00%, 7/1/34	70,825
168,039	Pool #797623, 5.00%, 7/1/35	184,888
127,874	Pool #797627, 5.00%, 7/1/35	140,764
120,983	Pool #797674, 5.50%, 9/1/35	136,970
319,192	Pool #798725, 5.50%, 11/1/34	358,538
71,295	Pool #799547, 5.50%, 9/1/34	81,054
108,758	Pool #799548, 6.00%, 9/1/34	125,180
997,856	Pool #806754, 4.50%, 9/1/34	1,078,020
344,217	Pool #806757, 6.00%, 9/1/34	390,151
793,309	Pool #806761, 5.50%, 9/1/34	892,063
120,833	Pool #808205, 5.00%, 1/1/35	132,937
42,525	Pool #813942, 5.00%, 11/1/20	44,535
285,082	Pool #815009, 5.00%, 4/1/35	313,686
290,684	Pool #817641, 5.00%, 11/1/35	323,295
127,429	Pool #820334, 5.00%, 9/1/35	140,092
336,071	Pool #820335, 5.00%, 9/1/35	368,916
187,920	Pool #820336, 5.00%, 9/1/35	209,002
411,195	Pool #822008, 5.00%, 5/1/35	452,548
290,463	Pool #829005, 5.00%, 8/1/35	319,480
190,187	Pool #829006, 5.50%, 9/1/35	213,297
174,174	Pool #829275, 5.00%, 8/1/35	191,715
165,563	Pool #829276, 5.00%, 8/1/35	182,222
121,897	Pool #829277, 5.00%, 8/1/35	133,976
455,873	Pool #829649, 5.50%, 3/1/35	510,798
406,397	Pool #844361, 5.50%, 11/1/35	456,037
160,278	Pool #845245, 5.50%, 11/1/35	183,913
61,271	Pool #866969, 6.00%, 2/1/36	70,618
164,648	Pool #867569, 6.00%, 2/1/36	186,379
170,747	Pool #867574, 5.50%, 2/1/36	194,111

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 123,797	Pool #870599, 6.00%, 6/1/36	$141,069
137,028	Pool #870684, 6.00%, 7/1/36	153,593
346,706	Pool #871072, 5.50%, 2/1/37	388,839
182,977	Pool #884693, 5.50%, 4/1/36	208,015
633,689	Pool #885724, 5.50%, 6/1/36	711,093
80,615	Pool #908671, 6.00%, 1/1/37	92,842
316,199	Pool #911730, 5.50%, 12/1/21	338,167
77,926	Pool #919368, 5.50%, 4/1/37	89,076
297,334	Pool #922582, 6.00%, 12/1/36	335,761
751,806	Pool #934941, 5.00%, 8/1/39	823,463
310,415	Pool #934942, 5.00%, 9/1/39	340,001
277,677	Pool #941204, 5.50%, 6/1/37	314,025
63,633	Pool #943394, 5.50%, 6/1/37	73,216
313,899	Pool #944502, 6.00%, 6/1/37	358,239
355,223	Pool #948600, 6.00%, 8/1/37	401,586
157,774	Pool #948672, 5.50%, 8/1/37	176,849
222,658	Pool #952598, 6.00%, 7/1/37	254,614
129,106	Pool #952623, 6.00%, 8/1/37	147,706
113,619	Pool #952632, 6.00%, 7/1/37	129,959
131,070	Pool #952665, 6.00%, 8/1/37	149,408
283,346	Pool #952678, 6.50%, 8/1/37	328,816
100,381	Pool #952693, 6.50%, 8/1/37	116,057
355,862	Pool #958502, 5.07%, 5/1/19	380,048
107,226	Pool #975769, 5.50%, 3/1/38	121,563
80,877	Pool #982898, 5.00%, 5/1/38	89,812
148,551	Pool #983033, 5.00%, 5/1/38	162,965
147,740	Pool #984842, 5.50%, 6/1/38	165,787
77,829	Pool #986230, 5.00%, 7/1/38	86,427
234,855	Pool #986239, 6.00%, 7/1/38	267,257
131,561	Pool #986957, 5.50%, 7/1/38	147,631
76,122	Pool #990510, 5.50%, 8/1/38	87,323
358,695	Pool #990511, 6.00%, 8/1/38	405,273
173,834	Pool #990617, 5.50%, 9/1/38	196,372
281,596	Pool #AA0526, 5.00%, 12/1/38	308,788
254,545	Pool #AA0527, 5.50%, 12/1/38	286,274
133,141	Pool #AA0644, 4.50%, 3/1/39	144,037
319,513	Pool #AA0645, 4.50%, 3/1/39	345,960
153,267	Pool #AA2243, 4.50%, 5/1/39	167,390
418,948	Pool #AA3142, 4.50%, 3/1/39	454,215
108,600	Pool #AA3143, 4.00%, 3/1/39	115,477
514,205	Pool #AA3206, 4.00%, 4/1/39	543,872
518,960	Pool #AA3207, 4.50%, 3/1/39	561,429
163,893	Pool #AA4468, 4.00%, 4/1/39	173,349
513,274	Pool #AA7042, 4.50%, 6/1/39	555,679
407,821	Pool #AA7658, 4.00%, 6/1/39	431,350
339,627	Pool #AA7659, 4.50%, 6/1/39	367,739
158,579	Pool #AA7741, 4.50%, 6/1/24	168,396
137,573	Pool #AA8455, 4.50%, 6/1/39	148,961

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 3,478,204	Pool #AB7798, 3.00%, 1/1/43	$3,471,818
3,307,583	Pool #AB9203, 3.00%, 4/1/43	3,302,544
1,615,641	Pool #AB9204, 3.00%, 4/1/43	1,613,180
1,047,634	Pool #AB9831, 3.00%, 6/1/43	1,046,856
739,583	Pool #AC1463, 5.00%, 8/1/39	810,074
111,594	Pool #AC1464, 5.00%, 8/1/39	122,823
970,100	Pool #AC2109, 4.50%, 7/1/39	1,049,186
52,587	Pool #AC4394, 5.00%, 9/1/39	57,599
562,922	Pool #AC4395, 5.00%, 9/1/39	622,996
352,696	Pool #AC5328, 5.00%, 10/1/39	386,312
375,078	Pool #AC5329, 5.00%, 10/1/39	410,827
304,421	Pool #AC6304, 5.00%, 11/1/39	331,534
226,664	Pool #AC6305, 5.00%, 11/1/39	248,268
484,833	Pool #AC6307, 5.00%, 12/1/39	531,044
458,472	Pool #AC6790, 5.00%, 12/1/39	502,170
1,551,446	Pool #AC7199, 5.00%, 12/1/39	1,700,773
996,085	Pool #AD1470, 5.00%, 2/1/40	1,110,634
1,705,191	Pool #AD1471, 4.50%, 2/1/40(b)	1,869,782
449,911	Pool #AD1560, 5.00%, 3/1/40	492,794
1,710,947	Pool #AD1585, 4.50%, 2/1/40	1,876,093
379,581	Pool #AD1586, 5.00%, 1/1/40	424,064
646,563	Pool #AD1638, 4.50%, 2/1/40	698,667
208,970	Pool #AD1640, 4.50%, 3/1/40	225,810
1,763,420	Pool #AD1942, 4.50%, 1/1/40	1,933,906
370,712	Pool #AD1943, 5.00%, 1/1/40	413,518
1,319,024	Pool #AD1988, 4.50%, 2/1/40	1,446,340
402,476	Pool #AD2896, 5.00%, 3/1/40	440,837
809,020	Pool #AD4456, 4.50%, 4/1/40	874,721
149,998	Pool #AD4457, 4.50%, 4/1/40	162,578
781,512	Pool #AD4458, 4.50%, 4/1/40	843,514
516,218	Pool #AD4940, 4.50%, 6/1/40	558,625
391,157	Pool #AD4946, 4.50%, 6/1/40	423,290
421,396	Pool #AD5728, 5.00%, 4/1/40	461,561
509,389	Pool #AD7239, 4.50%, 7/1/40	551,235
279,277	Pool #AD7242, 4.50%, 7/1/40	302,306
218,205	Pool #AD7256, 4.50%, 7/1/40	236,403
1,168,870	Pool #AD7271, 4.50%, 7/1/40	1,261,604
435,868	Pool #AD7272, 4.50%, 7/1/40	471,673
437,968	Pool #AD8960, 5.00%, 6/1/40	479,712
318,282	Pool #AD9613, 4.50%, 8/1/40	343,533
1,255,696	Pool #AD9614, 4.50%, 8/1/40	1,355,318
463,727	Pool #AE2011, 4.00%, 9/1/40	491,062
1,950,963	Pool #AE2012, 4.00%, 9/1/40(b)	2,061,695
437,879	Pool #AE2023, 4.00%, 9/1/40	463,553
930,124	Pool #AE5432, 4.00%, 10/1/40	982,625
362,597	Pool #AE5435, 4.50%, 9/1/40	391,137
373,863	Pool #AE5806, 4.50%, 9/1/40	404,576
841,923	Pool #AE5861, 4.00%, 10/1/40	889,446

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 553,763	Pool #AE5862, 4.00%, 10/1/40	$585,280
384,607	Pool #AE5863, 4.00%, 10/1/40	406,317
492,029	Pool #AE6850, 4.00%, 10/1/40	519,802
251,612	Pool #AE6851, 4.00%, 10/1/40	265,815
169,665	Pool #AE7699, 4.00%, 11/1/40	180,514
538,961	Pool #AE7703, 4.00%, 10/1/40	573,425
1,071,703	Pool #AE7707, 4.00%, 11/1/40	1,132,195
728,524	Pool #AH0300, 4.00%, 11/1/40	769,646
695,351	Pool #AH0301, 3.50%, 11/1/40	716,021
64,990	Pool #AH0302, 4.00%, 11/1/40	69,228
600,843	Pool #AH0306, 4.00%, 12/1/40	636,260
701,532	Pool #AH0508, 4.00%, 11/1/40	741,130
1,135,012	Pool #AH0537, 4.00%, 12/1/40	1,200,497
981,244	Pool #AH0914, 4.50%, 11/1/40	1,058,479
825,676	Pool #AH0917, 4.00%, 12/1/40	872,282
803,721	Pool #AH1077, 4.00%, 1/1/41	852,855
988,025	Pool #AH2973, 4.00%, 12/1/40	1,043,794
841,109	Pool #AH2980, 4.00%, 1/1/41	888,586
1,151,155	Pool #AH5656, 4.00%, 1/1/41	1,217,571
479,614	Pool #AH5657, 4.00%, 2/1/41	506,686
625,005	Pool #AH5658, 4.00%, 2/1/41	660,284
697,077	Pool #AH5662, 4.00%, 2/1/41	738,385
839,231	Pool #AH5882, 4.00%, 2/1/26	884,864
651,168	Pool #AH6764, 4.00%, 3/1/41	687,924
2,029,775	Pool #AH6768, 4.00%, 3/1/41(b)	2,144,346
350,916	Pool #AH7277, 4.00%, 3/1/41	372,149
1,131,926	Pool #AH7281, 4.00%, 3/1/41	1,195,995
393,707	Pool #AH7526, 4.50%, 3/1/41	424,696
1,197,084	Pool #AH7537, 4.00%, 3/1/41	1,264,653
733,208	Pool #AH8878, 4.50%, 4/1/41	790,920
608,153	Pool #AH8885, 4.50%, 4/1/41	656,021
682,333	Pool #AH9050, 3.50%, 2/1/26	713,198
579,010	Pool #AI0114, 4.00%, 3/1/41	611,782
992,865	Pool #AI1846, 4.50%, 5/1/41	1,071,015
786,115	Pool #AI1847, 4.50%, 5/1/41	847,991
1,519,986	Pool #AI1848, 4.50%, 5/1/41	1,639,626
1,048,456	Pool #AI1849, 4.50%, 5/1/41	1,146,708
541,254	Pool #AJ0651, 4.00%, 8/1/41	571,636
501,595	Pool #AJ7668, 4.00%, 11/1/41	529,751
911,214	Pool #AJ9133, 4.00%, 1/1/42	962,078
9,971,596	Pool #AK2386, 3.50%, 2/1/42(b)	10,282,040
3,432,584	Pool #AK6715, 3.50%, 3/1/42(b)	3,539,450
1,226,233	Pool #AK6716, 3.50%, 3/1/42	1,264,409
712,643	Pool #AK6718, 3.50%, 2/1/42	734,829
624,320	Pool #AM0414, 2.87%, 9/1/27	613,507
463,715	Pool #AM0635, 2.55%, 10/1/22	465,603
929,793	Pool #AM1750, 3.04%, 12/1/30	907,140
4,914,512	Pool #AM4392, 3.79%, 10/1/23	5,211,582

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 496,854	Pool #AM4590, 3.18%, 10/1/20	$513,625
2,339,249	Pool #AM5335, 3.69%, 2/1/24	2,467,642
242,532	Pool #AM6907, 3.68%, 10/1/32	253,126
1,535,975	Pool #AM7764, 3.05%, 1/1/27	1,541,918
973,579	Pool #AM7938, 2.59%, 12/1/25	953,679
294,456	Pool #AM9239, 3.03%, 6/1/25	297,711
493,330	Pool #AM9780, 3.31%, 3/1/31	498,418
993,273	Pool #AN2066, 2.75%, 7/1/26	974,781
1,000,000	Pool #AN2398, 2.52%, 7/1/28	945,236
1,000,000	Pool #AN2746, 2.30%, 9/1/26	948,299
1,000,000	Pool #AN3157, 2.25%, 10/1/26	940,473
500,000	Pool #AN3919, 2.82%, 12/1/26	493,166
979,499	Pool #AO2923, 3.50%, 5/1/42	1,009,994
2,433,090	Pool #AO8029, 3.50%, 7/1/42(b)	2,508,839
718,226	Pool #AP7483, 3.50%, 9/1/42	740,587
813,756	Pool #AQ6710, 2.50%, 10/1/27	828,124
1,911,389	Pool #AQ7193, 3.50%, 7/1/43	1,970,298
2,698,785	Pool #AR3088, 3.00%, 1/1/43	2,695,939
708,694	Pool #AR6712, 3.00%, 1/1/43	709,054
936,497	Pool #AR6928, 3.00%, 3/1/43	935,070
519,816	Pool #AR6933, 3.00%, 3/1/43	518,861
934,668	Pool #AS1916, 4.00%, 3/1/44	985,966
625,264	Pool #AS1917, 4.00%, 3/1/44	659,580
210,027	Pool #AS2129, 4.00%, 3/1/44	221,554
1,145,748	Pool #AS2439, 4.00%, 5/1/44	1,211,315
1,950,124	Pool #AS2784, 4.00%, 7/1/44	2,055,934
1,842,527	Pool #AS3244, 4.00%, 9/1/44	1,942,498
1,996,431	Pool #AS3494, 4.00%, 10/1/44(b)	2,104,753
1,634,725	Pool #AS3726, 4.00%, 11/1/44	1,723,422
1,978,947	Pool #AS3728, 4.00%, 11/1/44	2,086,320
1,016,088	Pool #AS3926, 3.50%, 12/1/44	1,042,324
1,050,386	Pool #AS3929, 4.00%, 12/1/44	1,106,721
748,205	Pool #AS3930, 4.00%, 11/1/44	788,334
1,068,161	Pool #AS4070, 4.00%, 12/1/44	1,133,460
1,079,453	Pool #AS4240, 3.50%, 1/1/45	1,107,325
1,606,628	Pool #AS4388, 3.50%, 2/1/45	1,648,112
811,604	Pool #AS4390, 3.50%, 2/1/45	832,559
1,057,567	Pool #AS4732, 3.50%, 4/1/45	1,084,874
8,388,277	Pool #AS4737, 3.50%, 4/1/45(b)	8,604,865
1,882,935	Pool #AS4743, 3.50%, 4/1/45	1,931,553
1,188,162	Pool #AS4905, 3.50%, 4/1/45	1,221,069
7,699,277	Pool #AS4908, 3.50%, 5/1/45(b)	7,898,074
1,037,599	Pool #AS4910, 3.50%, 5/1/45	1,064,391
8,323,223	Pool #AS5114, 3.50%, 6/1/45	8,538,132
1,294,752	Pool #AS5118, 3.50%, 5/1/45	1,328,183
1,283,937	Pool #AS5341, 3.50%, 7/1/45	1,317,089
2,573,758	Pool #AS5345, 3.50%, 7/1/45(b)	2,640,213
1,426,920	Pool #AS5576, 4.00%, 8/1/45	1,502,558

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$1,981,294	Pool #AS5749, 3.50%, 9/1/45(b)	$2,032,452
2,033,499	Pool #AS5916, 3.50%, 9/1/45(b)	2,086,004
1,006,781	Pool #AS5919, 3.50%, 9/1/45	1,034,035
1,017,377	Pool #AS5922, 3.50%, 9/1/45	1,043,646
1,575,227	Pool #AS6303, 4.00%, 11/1/45	1,657,742
1,726,572	Pool #AS6469, 4.00%, 12/1/45	1,815,936
533,850	Pool #AS6607, 4.00%, 1/1/46	561,481
1,953,627	Pool #AS6778, 3.50%, 3/1/46	2,004,071
1,383,094	Pool #AS6958, 3.50%, 4/1/46	1,418,914
1,564,303	Pool #AS7138, 3.50%, 5/1/46	1,604,816
1,026,359	Pool #AS7139, 3.50%, 5/1/46	1,052,940
1,896,272	Pool #AS7333, 3.00%, 6/1/46	1,887,458
1,903,838	Pool #AS7334, 3.00%, 6/1/46	1,894,988
1,915,073	Pool #AS7335, 3.00%, 5/1/46	1,906,171
1,081,935	Pool #AS7336, 3.00%, 6/1/46	1,077,751
2,274,117	Pool #AS7339, 3.00%, 6/1/46	2,263,546
3,793,781	Pool #AS7504, 3.00%, 7/1/46	3,776,146
1,064,692	Pool #AS7512, 3.00%, 7/1/46	1,059,742
1,744,641	Pool #AS7515, 3.00%, 7/1/46	1,736,531
1,021,084	Pool #AS7516, 3.00%, 7/1/46	1,016,338
1,707,253	Pool #AS7517, 3.00%, 6/1/46	1,699,317
1,024,941	Pool #AS7518, 3.00%, 7/1/46	1,020,177
2,658,572	Pool #AS7674, 3.00%, 8/1/46	2,646,214
4,861,764	Pool #AS7675, 3.00%, 8/1/46	4,839,164
1,974,931	Pool #AS7676, 3.00%, 8/1/46	1,965,751
4,827,678	Pool #AS8053, 3.00%, 10/1/46	4,805,237
1,298,071	Pool #AS8054, 3.00%, 10/1/46	1,292,037
1,927,041	Pool #AS8076, 3.00%, 10/1/46	1,918,084
1,086,745	Pool #AS8077, 3.00%, 10/1/46	1,081,693
4,937,733	Pool #AS8283, 3.00%, 11/1/46	4,914,781
1,789,745	Pool #AS8289, 3.00%, 10/1/46	1,781,425
2,925,473	Pool #AS8440, 3.00%, 11/1/46	2,911,874
1,940,782	Pool #AS8441, 3.00%, 11/1/46	1,931,760
4,971,307	Pool #AS8442, 3.00%, 12/1/46	4,955,190
2,895,200	Pool #AS8632, 3.50%, 1/1/47	2,973,122
2,809,305	Pool #AS8633, 3.50%, 1/1/47	2,884,915
1,382,217	Pool #AT2688, 3.00%, 5/1/43	1,380,543
1,510,618	Pool #AT2689, 3.00%, 5/1/43	1,508,317
863,897	Pool #AT2690, 3.00%, 4/1/43	862,581
525,442	Pool #AT2691, 3.00%, 5/1/43	524,641
868,395	Pool #AT3963, 2.50%, 3/1/28	881,014
639,907	Pool #AT7873, 2.50%, 6/1/28	649,206
821,117	Pool #AT8051, 3.00%, 6/1/43	819,866
908,867	Pool #AU0971, 3.50%, 8/1/43	935,742
1,042,605	Pool #AU2165, 3.50%, 7/1/43	1,074,739
880,995	Pool #AU2188, 3.50%, 8/1/43	908,148
916,819	Pool #AU3700, 3.50%, 8/1/43	946,508
719,881	Pool #AU4653, 3.50%, 9/1/43	742,968

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 464,173	Pool #AU6054, 4.00%, 9/1/43	$489,938
502,918	Pool #AU6718, 4.00%, 10/1/43	534,684
1,340,008	Pool #AU7003, 4.00%, 11/1/43	1,418,786
874,631	Pool #AU7005, 4.00%, 11/1/43	930,423
1,087,256	Pool #AV0679, 4.00%, 12/1/43	1,151,175
605,082	Pool #AV9282, 4.00%, 2/1/44	638,291
1,237,862	Pool #AW0993, 4.00%, 5/1/44	1,310,248
624,171	Pool #AW1565, 4.00%, 4/1/44	658,427
360,271	Pool #AW3671, 4.00%, 4/1/44	380,888
1,070,017	Pool #AW5046, 4.00%, 7/1/44	1,128,074
1,178,463	Pool #AW5047, 4.00%, 7/1/44	1,242,404
628,145	Pool #AW7040, 4.00%, 6/1/44	664,092
770,963	Pool #AW8629, 3.50%, 5/1/44	793,038
1,000,595	Pool #AX2884, 3.50%, 11/1/44	1,028,932
1,908,442	Pool #AX4860, 3.50%, 12/1/44	1,957,719
1,076,227	Pool #AY0075, 3.50%, 11/1/44	1,104,015
1,852,395	Pool #AY1389, 3.50%, 4/1/45	1,900,224
1,330,780	Pool #AY3435, 3.50%, 5/1/45	1,365,142
1,629,673	Pool #AY5571, 3.50%, 6/1/45	1,671,751
1,806,646	Pool #BC0802, 3.50%, 4/1/46	1,853,435
1,672,200	Pool #BC0804, 3.50%, 4/1/46	1,715,507
1,305,326	Pool #BC1135, 3.00%, 6/1/46	1,299,258
2,738,432	Pool #BD3807, 3.00%, 7/1/46	2,725,703
2,626,342	Pool #BE4232, 3.00%, 12/1/46	2,614,134
56,582	Pool #MC0013, 5.50%, 12/1/38	64,695
92,907	Pool #MC0014, 5.50%, 12/1/38	106,491
75,768	Pool #MC0016, 5.50%, 11/1/38	85,993
149,395	Pool #MC0038, 4.50%, 3/1/39	164,656
51,417	Pool #MC0059, 4.00%, 4/1/39	55,059
90,767	Pool #MC0081, 4.00%, 5/1/39	96,202
112,040	Pool #MC0112, 4.50%, 6/1/39	124,045
204,173	Pool #MC0127, 4.50%, 7/1/39	221,328
65,288	Pool #MC0135, 4.50%, 6/1/39	71,957
106,558	Pool #MC0137, 4.50%, 7/1/39	115,378
922,244	Pool #MC0154, 4.50%, 8/1/39	997,861
313,071	Pool #MC0160, 4.50%, 8/1/39	338,985
223,382	Pool #MC0171, 4.50%, 9/1/39	245,118
329,479	Pool #MC0177, 4.50%, 9/1/39	356,751
129,444	Pool #MC0270, 4.50%, 3/1/40	140,118
583,884	Pool #MC0325, 4.50%, 7/1/40	638,965
96,775	Pool #MC0426, 4.50%, 1/1/41	104,392
731,309	Pool #MC0584, 4.00%, 1/1/42	772,130
476,484	Pool #MC0585, 4.00%, 1/1/42	503,082
67,408	Pool #MC3344, 5.00%, 12/1/38	74,960

		362,568,008

Freddie Mac — 7.62%
87,488	Pool #A10124, 5.00%, 6/1/33	96,857

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$215,816	Pool #A10548, 5.00%, 6/1/33	$236,257
237,403	Pool #A12237, 5.00%, 8/1/33	260,284
101,752	Pool #A12969, 4.50%, 8/1/33	109,526
73,974	Pool #A12985, 5.00%, 8/1/33	82,158
61,250	Pool #A12986, 5.00%, 8/1/33	68,047
41,781	Pool #A14028, 4.50%, 9/1/33	45,362
140,360	Pool #A14325, 5.00%, 9/1/33	154,080
84,944	Pool #A15268, 6.00%, 10/1/33	98,481
280,509	Pool #A15579, 5.50%, 11/1/33	315,267
135,972	Pool #A17393, 5.50%, 12/1/33	155,271
175,857	Pool #A17397, 5.50%, 1/1/34	201,327
250,465	Pool #A18617, 5.50%, 1/1/34	285,543
268,666	Pool #A19019, 5.50%, 2/1/34	308,154
244,944	Pool #A20070, 5.50%, 3/1/34	274,694
325,789	Pool #A20540, 5.50%, 4/1/34	369,095
124,883	Pool #A20541, 5.50%, 4/1/34	141,471
116,515	Pool #A21679, 5.50%, 4/1/34	129,293
173,573	Pool #A23192, 5.00%, 5/1/34	190,699
624,077	Pool #A25310, 5.00%, 6/1/34	684,365
281,364	Pool #A25311, 5.00%, 6/1/34	309,122
166,394	Pool #A26395, 6.00%, 9/1/34	192,331
38,797	Pool #A26396, 5.50%, 9/1/34	44,771
247,946	Pool #A28241, 5.50%, 10/1/34	281,996
24,299	Pool #A30055, 5.00%, 11/1/34	26,417
190,350	Pool #A30591, 6.00%, 12/1/34	217,936
252,798	Pool #A31135, 5.50%, 12/1/34	286,237
309,827	Pool #A33167, 5.00%, 1/1/35	342,792
318,411	Pool #A34999, 5.50%, 4/1/35	362,439
77,566	Pool #A35628, 5.50%, 6/1/35	88,959
433,998	Pool #A37185, 5.00%, 9/1/35	477,432
209,546	Pool #A38830, 5.00%, 5/1/35	231,788
103,397	Pool #A40538, 5.00%, 12/1/35	113,603
132,496	Pool #A42095, 5.50%, 1/1/36	151,614
235,931	Pool #A42097, 5.00%, 1/1/36	259,220
172,952	Pool #A42098, 5.50%, 1/1/36	194,125
340,537	Pool #A42803, 5.50%, 2/1/36	387,973
107,127	Pool #A42805, 6.00%, 2/1/36	122,626
243,915	Pool #A44639, 5.50%, 3/1/36	276,024
281,755	Pool #A45396, 5.00%, 6/1/35	309,948
206,960	Pool #A46321, 5.50%, 7/1/35	237,111
80,259	Pool #A46735, 5.00%, 8/1/35	88,429
213,129	Pool #A46746, 5.50%, 8/1/35	242,809
93,528	Pool #A46996, 5.50%, 9/1/35	107,010
329,569	Pool #A46997, 5.50%, 9/1/35	372,312
137,945	Pool #A47552, 5.00%, 11/1/35	153,242
252,858	Pool #A47553, 5.00%, 11/1/35	277,818
89,644	Pool #A47554, 5.50%, 11/1/35	103,392
166,464	Pool #A48789, 6.00%, 5/1/36	187,521

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 85,223	Pool #A49013, 6.00%, 5/1/36	$98,137
162,613	Pool #A49526, 6.00%, 5/1/36	183,500
164,378	Pool #A49843, 6.00%, 6/1/36	189,006
451,128	Pool #A49844, 6.00%, 6/1/36	508,712
20,262	Pool #A49845, 6.50%, 6/1/36	22,354
93,764	Pool #A50128, 6.00%, 6/1/36	103,445
281,081	Pool #A59530, 5.50%, 4/1/37	315,316
203,375	Pool #A59964, 5.50%, 4/1/37	232,658
84,785	Pool #A61754, 5.50%, 5/1/37	97,125
90,205	Pool #A61779, 5.50%, 5/1/37	103,419
98,957	Pool #A61915, 5.50%, 6/1/37	113,112
149,259	Pool #A61916, 6.00%, 6/1/37	168,585
105,635	Pool #A63456, 5.50%, 6/1/37	120,746
425,602	Pool #A64012, 5.50%, 7/1/37	477,173
201,842	Pool #A64015, 6.00%, 7/1/37	231,586
491,097	Pool #A66061, 5.50%, 8/1/37	559,352
360,371	Pool #A66122, 6.00%, 8/1/37	411,213
102,952	Pool #A66133, 6.00%, 6/1/37	118,255
160,083	Pool #A66156, 6.50%, 9/1/37	183,778
212,408	Pool #A68766, 6.00%, 10/1/37	242,413
83,702	Pool #A70292, 5.50%, 7/1/37	94,668
116,576	Pool #A75113, 5.00%, 3/1/38	127,828
93,229	Pool #A76187, 5.00%, 4/1/38	103,452
763,507	Pool #A91887, 5.00%, 4/1/40	850,803
294,513	Pool #A92388, 4.50%, 5/1/40	318,051
455,867	Pool #A93962, 4.50%, 9/1/40	492,301
567,080	Pool #A95573, 4.00%, 12/1/40	599,754
514,525	Pool #A96339, 4.00%, 12/1/40	544,170
552,945	Pool #A97099, 4.00%, 1/1/41	585,495
477,767	Pool #A97715, 4.00%, 3/1/41	506,041
389,230	Pool #A97716, 4.50%, 3/1/41	419,304
35,121	Pool #B31140, 6.50%, 10/1/31	38,402
23,776	Pool #B31206, 6.00%, 3/1/32	25,780
68,543	Pool #B31493, 5.00%, 2/1/34	73,071
57,143	Pool #B31532, 5.00%, 5/1/34	60,921
86,330	Pool #B31546, 5.50%, 5/1/34	93,164
52,516	Pool #B31547, 5.50%, 5/1/34	56,677
87,221	Pool #B31551, 5.50%, 6/1/34	94,103
61,465	Pool #B31587, 5.00%, 11/1/34	65,574
60,935	Pool #B31588, 5.50%, 11/1/34	65,743
33,339	Pool #B50450, 4.50%, 1/1/19	34,194
16,141	Pool #B50451, 5.00%, 1/1/19	16,474
4,602	Pool #B50470, 4.50%, 4/1/19	4,720
63,232	Pool #B50496, 5.50%, 9/1/19	65,716
40,449	Pool #B50499, 5.00%, 11/1/19	41,752
7,738	Pool #B50500, 5.50%, 10/1/19	8,019
8,998	Pool #B50501, 4.50%, 11/1/19	9,123
27,680	Pool #B50504, 5.50%, 11/1/19	28,821

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 86,836	Pool #B50506, 5.00%, 11/1/19	$89,958
37,191	Pool #C37233, 7.50%, 2/1/30	43,216
183,507	Pool #C51686, 6.50%, 5/1/31	210,047
101,896	Pool #C53210, 6.50%, 6/1/31	117,552
44,871	Pool #C60020, 6.50%, 11/1/31	51,840
51,660	Pool #C65616, 6.50%, 3/1/32	59,443
52,206	Pool #C68324, 6.50%, 6/1/32	60,571
51,925	Pool #C73273, 6.00%, 11/1/32	59,553
168,975	Pool #C73525, 6.00%, 11/1/32	195,938
55,585	Pool #C74672, 5.50%, 11/1/32	63,895
158,781	Pool #C77844, 5.50%, 3/1/33	179,969
59,833	Pool #C77845, 5.50%, 3/1/33	69,014
39,861	Pool #C78252, 5.50%, 3/1/33	45,495
82,912	Pool #J00980, 5.00%, 1/1/21	87,411
20,947	Pool #J05466, 5.50%, 6/1/22	21,784
696,937	Pool #J21142, 2.50%, 11/1/27	709,678
639,307	Pool #J23532, 2.50%, 5/1/28	649,795
317,752	Pool #Q00462, 4.00%, 3/1/41	335,414
513,039	Pool #Q00465, 4.50%, 4/1/41	552,680
859,137	Pool #Q05867, 3.50%, 12/1/41	885,683
959,787	Pool #Q06239, 3.50%, 1/1/42	989,443
327,894	Pool #Q06406, 4.00%, 2/1/42	346,120
1,247,621	Pool #Q13349, 3.00%, 11/1/42	1,246,012
1,302,072	Pool #Q17662, 3.00%, 4/1/43	1,300,393
1,109,892	Pool #Q18754, 3.00%, 6/1/43	1,108,462
1,231,743	Pool #Q18772, 3.00%, 6/1/43	1,230,155
1,879,768	Pool #Q32756, 3.00%, 4/1/45	1,870,883
1,250,315	Pool #Q33966, 3.50%, 6/1/45	1,281,524
1,147,051	Pool #Q41898, 3.50%, 7/1/46	1,175,861
1,328,825	Pool #Q41900, 3.50%, 7/1/46	1,362,202
1,289,414	Pool #Q41901, 3.50%, 7/1/46	1,321,801
2,775,932	Pool #Q43041, 3.00%, 9/1/46	2,761,076
1,383,678	Pool #Q43155, 3.00%, 9/1/46	1,376,273
1,452,403	Pool #Q43157, 3.00%, 9/1/46	1,444,630
1,629,952	Pool #WA3103, 3.30%, 2/1/27(a)	1,682,622

		45,543,627

Ginnie Mae — 29.08%
265,025	Pool #409117, 5.50%, 6/20/38	290,752
1,271,303	Pool #442423, 4.00%, 9/20/41	1,353,590
225,890	Pool #487643, 5.00%, 2/15/39	251,682
406,286	Pool #588448, 6.25%, 9/15/32	407,403
455,600	Pool #616936, 5.50%, 1/15/36	516,464
370,862	Pool #617904, 5.75%, 9/15/23	371,886
1,572,476	Pool #618363, 4.00%, 9/20/41	1,673,373
485,150	Pool #624106, 5.13%, 3/15/34	486,171
448,798	Pool #654705, 4.00%, 9/20/41	477,427

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 415,093	Pool #664269, 5.85%, 6/15/38	$421,060
124,626	Pool #675509, 5.50%, 6/15/38	142,415
419,242	Pool #697672, 5.50%, 12/15/38	477,642
284,597	Pool #697814, 5.00%, 2/15/39	313,846
377,648	Pool #697885, 4.50%, 3/15/39	408,568
115,820	Pool #698112, 4.50%, 5/15/39	125,955
643,186	Pool #698113, 4.50%, 5/15/39	699,465
187,284	Pool #699294, 5.63%, 9/20/38	209,740
1,995,605	Pool #713519, 6.00%, 7/15/39	2,295,387
227,777	Pool #714561, 4.50%, 6/15/39	247,707
288,415	Pool #716822, 4.50%, 4/15/39	314,192
246,462	Pool #716823, 4.50%, 4/15/39	268,490
124,188	Pool #717132, 4.50%, 5/15/39	136,102
153,852	Pool #717133, 4.50%, 5/15/39	166,448
804,636	Pool #720080, 4.50%, 6/15/39	877,022
703,317	Pool #720521, 5.00%, 8/15/39	776,726
893,396	Pool #724629, 5.00%, 7/20/40	997,742
1,298,965	Pool #726550, 5.00%, 9/15/39	1,434,544
529,074	Pool #729018, 4.50%, 2/15/40	572,371
403,484	Pool #729346, 4.50%, 7/15/41	436,014
527,426	Pool #738844, 3.50%, 10/15/41	551,078
333,800	Pool #738845, 3.50%, 10/15/41	348,769
1,246,473	Pool #738862, 4.00%, 10/15/41	1,329,101
362,600	Pool #747241, 5.00%, 9/20/40	403,137
811,173	Pool #748654, 3.50%, 9/15/40	847,296
158,803	Pool #748846, 4.50%, 9/20/40	175,154
560,300	Pool #757016, 3.50%, 11/15/40	585,251
588,665	Pool #757017, 4.00%, 12/15/40	628,331
762,499	Pool #759297, 4.00%, 1/20/41	824,482
573,532	Pool #759298, 4.00%, 2/20/41	613,343
529,337	Pool #762877, 4.00%, 4/15/41	564,426
386,611	Pool #763564, 4.50%, 5/15/41	417,781
389,012	Pool #770391, 4.50%, 6/15/41	420,376
799,469	Pool #770481, 4.00%, 8/15/41	852,465
235,648	Pool #770482, 4.50%, 8/15/41	254,647
723,886	Pool #770517, 4.00%, 8/15/41	771,872
552,937	Pool #770529, 4.00%, 8/15/41	589,591
953,162	Pool #770537, 4.00%, 8/15/41	1,016,346
395,554	Pool #770738, 4.50%, 6/20/41	426,086
1,031,567	Pool #779592, 4.00%, 11/20/41	1,097,369
357,862	Pool #779593, 4.00%, 11/20/41	380,690
493,792	Pool #AA6312, 3.00%, 4/15/43	501,971
938,345	Pool #AA6424, 3.00%, 5/15/43	953,593
1,624,310	Pool #AB2733, 3.50%, 8/15/42	1,698,673
2,184,640	Pool #AB2745, 3.00%, 8/15/42	2,218,093
2,297,502	Pool #AB2841, 3.00%, 9/15/42	2,332,683
749,796	Pool #AB2843, 3.00%, 9/15/42	761,278
463,152	Pool #AB2852, 3.50%, 9/15/42	484,355

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$5,531,068	Pool #AC9541, 2.12%, 2/15/48	$5,384,177
842,016	Pool #AE6946, 3.00%, 6/15/43	855,962
465,707	Pool #AE8253, 4.00%, 2/20/44	494,832
653,719	Pool #AG8915, 4.00%, 2/20/44	703,591
1,037,956	Pool #AK6446, 3.00%, 1/15/45	1,052,552
1,075,384	Pool #AK7036, 3.00%, 4/15/45	1,089,162
2,013,700	Pool #AO3594, 3.50%, 8/20/45	2,091,259
1,061,070	Pool #AO8336, 3.50%, 9/20/45	1,104,187
1,625,249	Pool #AP3887, 3.50%, 9/20/45	1,687,846
1,117,814	Pool #AR4919, 3.50%, 3/20/46	1,163,697
1,433,259	Pool #AR4970, 3.50%, 4/20/46	1,492,093
1,993,665	Pool #AR9008, 3.00%, 5/20/46	2,021,078
1,818,976	Pool #AS2837, 3.50%, 3/20/46	1,892,897
1,176,814	Pool #AS2921, 3.50%, 4/20/46	1,225,127
1,410,827	Pool #AS4332, 3.00%, 6/20/46	1,430,225
1,090,267	Pool #AS5511, 3.50%, 3/20/46	1,138,226
1,588,809	Pool #AX7237, 3.50%, 11/20/46	1,652,113
700,000	Series 2012-100, Class B, 2.31%, 11/16/51	664,439
2,375,102	Series 2012-107, Class A, 1.15%, 1/16/45	2,262,054
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,563,973
5,350,563	Series 2012-114, Class A, 2.10%, 1/16/53	5,167,091
2,052,986	Series 2012-115, Class A, 2.13%, 4/16/45	2,008,604
2,948,039	Series 2012-120, Class A, 1.90%, 2/16/53	2,830,913
1,219,766	Series 2012-131, Class A, 1.90%, 2/16/53	1,183,448
632,195	Series 2012-144, Class AD, 1.77%, 1/16/53	611,029
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,004,115
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(c)	2,976,953
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(c)	1,612,964
2,083,517	Series 2012-53, Class AC, 2.38%, 12/16/43	2,063,232
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,763,819
678,837	Series 2012-70, Class A, 1.73%, 5/16/42	674,811
1,736,657	Series 2012-72, Class A, 1.71%, 5/16/42	1,721,446
2,147,234	Series 2012-78, Class A, 1.68%, 3/16/44	2,124,518
1,150,578	Series 2013-101, Class AG, 1.76%, 4/16/38	1,138,973
1,180,066	Series 2013-105, Class A, 1.71%, 2/16/37	1,165,821
1,199,364	Series 2013-107, Class A, 2.00%, 5/16/40	1,188,220
1,259,891	Series 2013-126, Class BK, 2.45%, 10/16/47	1,231,490
442,599	Series 2013-127, Class A, 2.00%, 3/16/52	440,646
822,353	Series 2013-17, Class A, 1.13%, 1/16/49	792,276
757,199	Series 2013-29, Class AB, 1.77%, 10/16/45	741,575
832,956	Series 2013-33, Class A, 1.06%, 7/16/38	814,721
2,209,815	Series 2013-63, Class AB, 1.38%, 3/16/45	2,133,572
1,423,365	Series 2013-97, Class AC, 2.00%, 6/16/45	1,386,872
1,014,064	Series 2014-148, Class A, 2.65%, 3/1/39	1,021,305
8,297,165	Series 2014-172, Class AF, 2.50%, 1/1/55	8,253,578
161,846	Series 2014-47, Class AB, 2.25%, 8/16/40	161,901
713,714	Series 2014-54, Class AB, 2.62%, 10/16/43	715,061
670,119	Series 2014-77, Class AC, 2.35%, 10/16/40	669,209

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 857,798	Series 2014-82, Class AB, 2.40%, 5/16/45	$858,100
877,445	Series 2015-107, Class AB, 2.20%, 11/16/49	870,948
3,171,911	Series 2015-114, Class AD, 2.50%, 11/15/51	3,159,765
1,964,970	Series 2015-128, Class AD, 2.50%, 12/16/50	1,950,376
819,762	Series 2015-130, Class AH, 2.90%, 8/16/47	828,284
3,006,489	Series 2015-135, Class AC, 2.35%, 4/16/49	2,973,242
1,161,808	Series 2015-136, Class AC, 2.50%, 3/16/47	1,151,867
899,522	Series 2015-15, Class A, 2.00%, 11/1/48	879,106
1,839,750	Series 2015-154, Class AD, 2.50%, 5/1/54	1,806,842
977,559	Series 2015-171, Class DA, 2.37%, 3/16/46	950,638
1,815,560	Series 2015-2, Class A, 2.50%, 12/16/44	1,824,687
1,679,767	Series 2015-22, Class A, 2.40%, 8/16/47	1,667,091
5,848,091	Series 2015-70, Class AB, 2.30%, 11/16/48	5,693,046
479,809	Series 2015-75, Class A, 3.00%, 2/16/44	488,313
2,569,447	Series 2015-98, Class AB, 2.50%, 11/16/43	2,547,391
735,621	Series 2016-11, Class AD, 2.25%, 11/16/43	731,485
964,341	Series 2016-14, Class AB, 2.15%, 8/16/42	960,027
1,990,235	Series 2016-152, Class EA, 2.20%, 8/15/58	1,935,171
2,496,377	Series 2016-157, Class AC, 2.00%, 11/16/50	2,431,180
957,218	Series 2016-26, Class A, 2.25%, 12/16/55	955,940
960,554	Series 2016-28, Class AB, 2.40%, 11/16/55	954,266
791,953	Series 2016-36, Class AB, 2.30%, 6/16/56	780,261
980,461	Series 2016-39, Class AH, 2.50%, 9/16/44	976,205
1,089,256	Series 2016-50, Class A, 2.30%, 2/1/25	1,081,544
2,666,959	Series 2016-64, Class CA, 2.30%, 3/16/45	2,632,011
1,986,100	Series 2016-67, Class A, 2.30%, 2/1/25	1,970,280
994,609	Series 2016-94, Class AC, 2.20%, 8/1/37	964,519
930,467	Series 2016-96, Class BA, 1.95%, 3/16/43	915,606

		173,704,265

Total U.S. Government Agency Backed Mortgages		581,815,900

(Cost $577,256,272)
U.S. Government Agency Obligations — 3.67%
Small Business Administration — 3.61%
128,943	0.80%, 3/25/29(c)	127,349
183,000	0.85%, 3/25/28(c)	181,226
457,150	0.88%, 1/26/32(a)	465,603
997,102	0.90%, 7/25/42(a)	997,229
982,191	0.90%, 7/25/41(c)	980,866
979,444	0.90%, 9/25/41(c)	978,123
494,068	0.90%, 9/25/41(c)	493,402
77,255	0.91%, 4/16/20(a)	77,779
500,000	0.98%, 11/25/41(c)	500,612
6,820,657	1.26%, 7/18/30*(a)	145,553
1,448,598	2.10%, 7/25/41(c)	1,518,989
1,053,295	3.16%, 11/25/27(c)	1,121,859
1,224,654	3.36%, 7/8/24(a)	1,321,434

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 56,562	3.36%, 7/1/21(a)	$59,225
239,382	3.53%, 12/25/40(c)	266,265
123,235	3.58%, 12/18/23(a)	132,633
82,366	3.61%, 4/4/20(a)	85,084
1,347,586	3.69%, 11/25/28(c)	1,469,851
357,776	3.85%, 9/16/34(a)	380,738
9,125	4.13%, 7/18/17(a)	9,169
214,404	4.25%, 8/25/27(c)	235,809
940,493	4.30%, 3/25/29(c)	1,046,916
442,281	4.30%, 6/25/28(c)	489,978
1,636,819	4.36%, 5/25/29(c)	1,819,895
38,750	4.36%, 7/17/29(a)	43,847
482,538	4.38%, 1/25/29(c)	538,308
2,000,000	4.62%, 1/1/29(a)	2,233,512
1,943,766	4.63%, 9/25/28(c)	2,195,707
997,343	4.69%, 5/25/29(c)	1,125,645
212,913	4.70%, 11/25/26(c)	237,665
103,376	4.88%, 6/24/24(a)	113,079
117,849	5.05%, 7/25/28(c)	134,608
53,780	5.13%, 2/28/24(a)	58,657

		21,586,615

United States Department of Agriculture — 0.06%
199,897	5.38%, 10/26/22(a)	208,064
124,555	6.08%, 7/1/32(a)	128,889

		336,953

Total U.S. Government Agency Obligations		21,923,568

(Cost $22,708,340)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Investment Company — 3.87%
23,095,761	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$23,095,761

Total Investment Company		23,095,761

(Cost $23,095,761)

Total Investments		$649,637,932
(Cost $645,822,547)(e) — 108.75%

Liabilities in excess of other assets — (8.75)%		(52,246,757)

NET ASSETS — 100.00%		$597,391,175

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(c)	Floating rate note. Rate shown is as of report date.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

TBA - To-be-announced

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2016 (Unaudited)

Financial futures contracts as of December 31, 2016:

	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Clearinghouse
Short Position:

Five Year U.S. Treasury Notes	265	March, 2017	$144,922	$31,325,898	Barclays Capital
U.S. Treasury Long Bonds	28	March, 2017	42,437	4,260,813	Barclays Capital
Ultra Long Term U.S. Treasury Bonds	40	March, 2017	73,438	6,483,438	Barclays Capital

Total			$260,797

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 7.18%
Argentina — 0.11%
$ 15,000	YPF SA, 8.88%, 12/19/18	$16,320

Brazil — 1.58%
225,000	Petrobras Global Finance BV, 8.38%, 5/23/21	242,719

Colombia — 0.12%
21,000	Ecopetrol SA, 5.88%, 5/28/45	18,401

Kazakhstan — 1.42%
200,000	KazMunayGas National Co. JSC, 6.38%, 4/9/21	217,679

Mexico — 0.92%
60,000	Petroleos Mexicanos, 4.63%, 9/21/23	58,299
80,000	Petroleos Mexicanos, 6.50%, 3/13/27(a)	82,600

		140,899

Russia — 1.34%
200,000	Vnesheconombank Via VEB Finance Plc, 5.94%, 11/21/23	205,970

United States — 1.25%
1,017,000,000(b)	JPMorgan Chase Bank NA, 8.38%, 3/17/34(a)	75,676
1,473,000,000(b)	JPMorgan Chase Bank NA, 8.75%, 5/19/31(a)	115,093

		190,769

Venezuela — 0.44%
172,617	Petroleos de Venezuela SA, 6.00%, 5/16/24	67,321

Total Corporate Bonds		1,100,078

(Cost $1,031,382)
Foreign Government Bonds — 76.81%
Argentina — 4.23%
813,130	Argentine Republic Government International Bond, 3.00%, 12/15/35(c)	76,028
170,000(d)	Argentine Republic Government International Bond, 3.00%, 12/15/35(c)	16,463
150,000	Argentine Republic Government International Bond, 6.25%, 4/22/19	160,200
75,686(d)	Argentine Republic Government International Bond, 7.82%, 12/31/33	77,560
150,000	Provincia de Cordoba, 7.13%, 6/10/21	153,725
170,000	Provincia del Chubut Argentina, 7.75%, 7/26/26	164,305

		648,281

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Azerbaijan — 1.46%
$ 225,000	Republic of Azerbaijan International Bond, 4.75%, 3/18/24	$223,675

Brazil — 5.01%
209,000(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/19	66,827
763,000(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	236,962
346,000(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	104,034
200,000	Brazilian Government International Bond, 5.63%, 2/21/47	176,031
35,000	Brazilian Government International Bond, 8.25%, 1/20/34	40,389
105,000	Brazilian Government International Bond, 10.13%, 5/15/27	142,800

		767,043

Colombia — 0.73%
333,500,000(e)	Colombian TES, 7.00%, 5/4/22	111,681

Costa Rica — 1.19%
200,000	Costa Rica Government International Bond, 4.25%, 1/26/23	183,100

Cote D’Ivoire (Ivory Coast) — 1.34%
222,750	Ivory Coast Government International Bond, 5.75%, 12/31/32(f)	206,090

Croatia (Hrvatska) — 1.06%
150,000	Croatia Government International Bond, 6.63%, 7/14/20	162,808

Dominican Republic — 1.97%
145,000	Dominican Republic International Bond, 5.50%, 1/27/25	139,751
150,000	Dominican Republic International Bond, 7.50%, 5/6/21	162,489

		302,240

Ecuador — 3.99%
200,000	Ecuador Government International Bond, 7.95%, 6/20/24	190,500
200,000	Ecuador Government International Bond, 9.65%, 12/13/26(a)	204,000
200,000	Ecuador Government International Bond, 10.75%, 3/28/22	216,500

		611,000
El Salvador — 0.64%
38,000	El Salvador Government International Bond, 5.88%, 1/30/25	34,627
49,000	El Salvador Government International Bond, 6.38%, 1/18/27	44,596
20,000	El Salvador Government International Bond, 7.65%, 6/15/35	18,450

		97,673

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Ghana — 1.40%
$ 200,000	Ghana Government International Bond, 9.25%, 9/15/22	$213,970

Hungary — 2.50%
37,780,000(e)	Hungary Government Bond, 3.00%, 6/26/24	130,978
19,290,000(e)	Hungary Government Bond, 5.50%, 6/24/25	78,326
170,000	Hungary Government International Bond, 4.13%, 2/19/18	173,870

		383,174

Indonesia — 8.16%
100,000(d)	Indonesia Government International Bond, 3.75%, 6/14/28	107,202
150,000	Indonesia Government International Bond, 11.63%, 3/4/19	179,396
529,000,000(e)	Indonesia Treasury Bond, 8.25%, 5/15/36	39,520
3,013,000,000(e)	Indonesia Treasury Bond, 8.38%, 9/15/26	229,992
3,173,000,000(e)	Indonesia Treasury Bond, 8.75%, 5/15/31	245,997
2,212,000,000(e)	Indonesia Treasury Bond, 11.00%, 9/15/25	193,740
3,345,000,000(e)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24(a)	254,292

		1,250,139

Jamaica — 0.72%
100,000	Jamaica Government International Bond, 8.00%, 3/15/39	110,372

Kazakhstan — 1.57%
225,000	Kazakhstan Government International Bond, 5.13%, 7/21/25	240,113

Kenya — 1.34%
200,000	Kenya Government International Bond, 5.88%, 6/24/19	205,001

Lebanon — 1.98%
65,000	Lebanon Government International Bond, 5.15%, 6/12/18	64,377
250,000	Lebanon Government International Bond, 6.65%, 11/3/28	239,785

		304,162

Malaysia — 0.82%
386,000(e)	Malaysia Government Bond, 3.96%, 9/15/25	83,197
192,000(e)	Malaysia Government Bond, 4.50%, 4/15/30	42,450

		125,647

Mexico — 5.53%
390,000(e)	Mexican Bonos, 5.75%, 3/5/26	16,633
10,610,000(e)	Mexican Bonos, 6.50%, 6/10/21	498,671
5,980,000(e)	Mexican Bonos, 10.00%, 12/5/24	331,845

		847,149

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Peru — 2.63%
$ 220,000	Peruvian Government International Bond, 4.13%, 8/25/27	$228,423
6,000(e)	Peruvian Government International Bond, 6.35%, 8/12/28(a)	1,769
155,000	Peruvian Government International Bond, 7.13%, 3/30/19	172,090

		402,282

Philippines — 1.14%
150,000	Philippine Government International Bond, 9.88%, 1/15/19	174,947

Poland — 2.24%
1,133,000(e)	Poland Government Bond, 2.50%, 7/25/26	247,941
408,000(e)	Poland Government Bond, 3.25%, 7/25/25	95,296

		343,237

Romania — 0.52%
240,000(e)	Romania Government Bond, 4.75%, 2/24/25	60,578
70,000(e)	Romanian Government Bond, 5.80%, 7/26/27	19,183

		79,761

Russia — 3.32%
16,729,000(e)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	256,298
4,628,000(e)	Russian Federal Bond - OFZ, 7.75%, 9/16/26	72,655
11,049,000(e)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	179,436

		508,389

Serbia — 2.78%
200,000	Serbia International Bond, 4.88%, 2/25/20	203,145
200,000	Serbia International Bond, 7.25%, 9/28/21	222,901

		426,046

South Africa — 3.85%
1,652,327(e)	South Africa Government Bond, 6.25%, 3/31/36	85,883
1,888,639(e)	South Africa Government Bond, 6.75%, 3/31/21	130,079
3,734,521(e)	South Africa Government Bond, 7.00%, 2/28/31	222,443
2,054,555(e)	South Africa Government Bond, 8.25%, 3/31/32	134,903
208,587(e)	South Africa Government Bond, 10.50%, 12/21/26	16,780

		590,088

Sri Lanka — 1.29%
200,000	Sri Lanka Government International Bond, 5.75%, 1/18/22	196,953

Turkey — 6.53%
1,020,715(e)	Turkey Government Bond, 8.00%, 3/12/25	241,627
632,000(e)	Turkey Government Bond, 10.60%, 2/11/26	174,236
200,000	Turkey Government International Bond, 4.88%, 10/9/26	184,797

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$200,000	Turkey Government International Bond, 5.13%, 3/25/22	$198,267
200,000	Turkey Government International Bond, 6.75%, 5/30/40	202,157

		1,001,084

Ukraine — 4.49%
399,000	Ukraine Government International Bond, 3.77%, 5/31/40(c)	116,060
325,000	Ukraine Government International Bond, 7.75%, 9/1/19	326,507
100,000	Ukraine Government International Bond, 7.75%, 9/1/20	98,464
150,000	Ukreximbank Via Biz Finance Plc, 9.63%, 4/27/22	146,717

		687,748

Uruguay — 0.40%
67,105	Uruguay Government International Bond, 5.10%, 6/18/50	60,743

Venezuela — 0.70%
70,000	Venezuela Government International Bond, 7.75%, 10/13/19	38,941
139,700	Venezuela Government International Bond, 9.00%, 5/7/23	67,685

		106,626

Zambia — 1.28%
200,000	Zambia Government International Bond Series Regs, 8.50%, 4/14/24	195,832

Total Foreign Government Bonds		11,767,054

(Cost $12,271,409)
Shares
Investment Company — 1.51%
231,025	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	231,025

Total Investment Company		231,025

(Cost $231,025)
Contracts

Call Options Purchased — 0.03%
801,498	USD/TWD, Strike Price USD 32.25, 1/5/17	5,382

Total Call Options Purchased		5,382

(Cost $4,817)

Total Investments		$13,103,539
(Cost $13,538,633)(g) — 85.53%

Other assets in excess of liabilities — 14.47%		2,216,767

NET ASSETS — 100.00%		$15,320,306

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Principal amount denoted in Indonesian Rupiah.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016.
(d)	Principal amount denoted in Euros.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	1,059,558	USD	308,477	Citibank N.A.	1/4/17	$16,088
USD	323,727	BRL	1,059,558	Citibank N.A.	1/4/17	(838)
CLP	53,236,556	USD	81,463	Citibank N.A.	1/25/17	(2,139)
CNY	147,118	USD	21,000	Citibank N.A.	1/25/17	(69)
CNY	2,001,185	USD	290,891	Citibank N.A.	1/25/17	(6,179)
COP	950,708,771	USD	311,759	Citibank N.A.	1/25/17	3,205
COP	265,661,282	USD	88,179	Citibank N.A.	1/25/17	(167)
COP	279,411,631	USD	92,821	Citibank N.A.	1/25/17	(254)
EUR	24,000	PLN	106,154	Citibank N.A.	1/25/17	(55)
EUR	80,000	PLN	356,024	Citibank N.A.	1/25/17	(701)
EUR	343,527	HUF	106,504,885	Citibank N.A.	1/25/17	(708)
HKD	193,944	USD	25,000	Citibank N.A.	1/25/17	14
HUF	51,056,950	EUR	162,441	Citibank N.A.	1/25/17	2,702
HUF	55,447,935	EUR	179,000	Citibank N.A.	1/25/17	205
HUF	36,261,231	USD	126,249	Citibank N.A.	1/25/17	(2,715)
IDR	273,780,000	USD	20,000	Citibank N.A.	1/25/17	172
IDR	2,065,435,083	USD	152,828	Citibank N.A.	1/25/17	(647)
INR	12,775,840	USD	187,000	Citibank N.A.	1/25/17	558
INR	679,842	USD	10,000	Citibank N.A.	1/25/17	(19)
INR	23,344,580	USD	344,569	Citibank N.A.	1/25/17	(1,855)
INR	35,474,649	USD	523,186	Citibank N.A.	1/25/17	(2,394)
KRW	89,754,082	USD	74,000	Citibank N.A.	1/25/17	328
KRW	103,936,800	USD	88,000	Citibank N.A.	1/25/17	(1,926)
KRW	104,935,450	USD	89,000	Citibank N.A.	1/25/17	(2,099)
MXN	1,963,712	USD	92,000	Citibank N.A.	1/25/17	2,339
MXN	2,351,113	USD	112,907	Citibank N.A.	1/25/17	44
MXN	1,554,368	USD	75,000	Citibank N.A.	1/25/17	(326)
MXN	1,819,092	USD	88,000	Citibank N.A.	1/25/17	(609)
MXN	1,735,148	USD	85,000	Citibank N.A.	1/25/17	(1,641)
MYR	175,489	USD	40,983	Citibank N.A.	1/25/17	(1,904)
MYR	797,330	USD	180,178	Citibank N.A.	1/25/17	(2,625)
PEN	416,508	USD	122,279	Citibank N.A.	1/25/17	1,400
PHP	1,137,556	USD	22,737	Citibank N.A.	1/25/17	153
PLN	1,091,679	EUR	246,556	Citibank N.A.	1/25/17	832
PLN	233,942	USD	55,141	Citibank N.A.	1/25/17	735

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
PLN	42,197	USD	10,000	Citibank N.A.	1/25/17	$79
PLN	1,550,195	USD	385,944	Citibank N.A.	1/25/17	(15,688)
RON	47,892	USD	10,988	Citibank N.A.	1/25/17	129
RON	38,106	USD	9,000	Citibank N.A.	1/25/17	(155)
RON	396,908	USD	94,638	Citibank N.A.	1/25/17	(2,508)
RUB	5,338,446	USD	82,000	Citibank N.A.	1/25/17	4,525
RUB	5,809,500	USD	90,000	Citibank N.A.	1/25/17	4,160
RUB	3,800,748	USD	62,533	Citibank N.A.	1/25/17	(931)
THB	16,699,753	USD	470,941	Citibank N.A.	1/25/17	(4,700)
TRY	259,255	USD	72,750	Citibank N.A.	1/25/17	346
TRY	43,435	USD	12,000	Citibank N.A.	1/25/17	246
TRY	38,873	USD	11,000	Citibank N.A.	1/25/17	(40)
TRY	821,114	USD	245,565	Citibank N.A.	1/25/17	(14,053)
TWD	1,974,082	USD	61,000	Citibank N.A.	1/25/17	324
USD	183,898	KRW	214,197,600	Citibank N.A.	1/25/17	6,514
USD	177,000	KRW	208,346,700	Citibank N.A.	1/25/17	4,461
USD	90,000	KRW	105,156,000	Citibank N.A.	1/25/17	2,917
USD	178,000	MXN	3,645,465	Citibank N.A.	1/25/17	2,867
USD	84,000	KRW	98,255,640	Citibank N.A.	1/25/17	2,631
USD	152,519	MXN	3,128,936	Citibank N.A.	1/25/17	2,201
USD	58,677	TRY	203,180	Citibank N.A.	1/25/17	1,391
USD	67,360	TRY	234,124	Citibank N.A.	1/25/17	1,349
USD	184,226	TWD	5,889,690	Citibank N.A.	1/25/17	1,264
USD	58,998	TRY	205,065	Citibank N.A.	1/25/17	1,180
USD	181,000	TWD	5,794,715	Citibank N.A.	1/25/17	989
USD	217,584	MYR	972,819	Citibank N.A.	1/25/17	952
USD	52,000	RUB	3,159,356	Citibank N.A.	1/25/17	794
USD	110,000	MXN	2,275,130	Citibank N.A.	1/25/17	700
USD	156,029	IDR	2,111,852,515	Citibank N.A.	1/25/17	429
USD	88,000	MXN	1,824,152	Citibank N.A.	1/25/17	365
USD	88,000	ZAR	1,211,830	Citibank N.A.	1/25/17	233
USD	182,000	KRW	219,555,700	Citibank N.A.	1/25/17	179
USD	21,139	INR	1,432,410	Citibank N.A.	1/25/17	110
USD	21,000	MXN	434,954	Citibank N.A.	1/25/17	104
USD	11,000	RUB	673,973	Citibank N.A.	1/25/17	76
USD	57,000	IDR	773,056,800	Citibank N.A.	1/25/17	42
USD	73,000	TWD	2,348,775	Citibank N.A.	1/25/17	36
USD	25,000	ZAR	344,817	Citibank N.A.	1/25/17	26
USD	6,690	THB	239,062	Citibank N.A.	1/25/17	16
USD	6,310	THB	225,420	Citibank N.A.	1/25/17	16
USD	58,951	HKD	456,986	Citibank N.A.	1/25/17	10
USD	41,000	PLN	171,618	Citibank N.A.	1/25/17	10
USD	57,995	HKD	449,731	Citibank N.A.	1/25/17	(10)
USD	58,930	HKD	456,986	Citibank N.A.	1/25/17	(11)
USD	89,000	ZAR	1,229,063	Citibank N.A.	1/25/17	(15)
USD	3,000	PHP	149,958	Citibank N.A.	1/25/17	(18)
USD	34,000	CNY	239,117	Citibank N.A.	1/25/17	(20)
USD	11,000	CLP	7,410,942	Citibank N.A.	1/25/17	(42)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	8,506	HUF	2,509,385	Citibank N.A.	1/25/17	$(43)
USD	17,000	PEN	57,416	Citibank N.A.	1/25/17	(49)
USD	30,313	MXN	632,068	Citibank N.A.	1/25/17	(53)
USD	9,494	HUF	2,804,698	Citibank N.A.	1/25/17	(61)
USD	97,000	MXN	2,020,443	Citibank N.A.	1/25/17	(65)
USD	18,000	MYR	81,171	Citibank N.A.	1/25/17	(76)
USD	64,000	COP	193,877,120	Citibank N.A.	1/25/17	(230)
USD	18,220	MXN	384,341	Citibank N.A.	1/25/17	(244)
USD	14,000	COP	43,225,000	Citibank N.A.	1/25/17	(320)
USD	27,000	RON	117,787	Citibank N.A.	1/25/17	(341)
USD	80,000	TRY	285,156	Citibank N.A.	1/25/17	(399)
USD	63,000	THB	2,271,339	Citibank N.A.	1/25/17	(414)
USD	43,000	HUF	12,770,291	Citibank N.A.	1/25/17	(506)
USD	19,000	ZAR	269,722	Citibank N.A.	1/25/17	(535)
USD	123,000	INR	8,415,783	Citibank N.A.	1/25/17	(549)
USD	47,000	INR	3,238,878	Citibank N.A.	1/25/17	(549)
USD	73,000	ZAR	1,016,421	Citibank N.A.	1/25/17	(615)
USD	13,625	RUB	884,369	Citibank N.A.	1/25/17	(709)
USD	84,000	MXN	1,771,476	Citibank N.A.	1/25/17	(1,104)
USD	26,113	RUB	1,680,981	Citibank N.A.	1/25/17	(1,132)
USD	75,202	INR	5,206,234	Citibank N.A.	1/25/17	(1,229)
USD	77,798	INR	5,386,734	Citibank N.A.	1/25/17	(1,283)
USD	32,619	RUB	2,099,516	Citibank N.A.	1/25/17	(1,410)
USD	32,611	RUB	2,099,289	Citibank N.A.	1/25/17	(1,414)
USD	32,602	RUB	2,099,288	Citibank N.A.	1/25/17	(1,423)
USD	105,000	PLN	445,783	Citibank N.A.	1/25/17	(1,473)
USD	36,760	RUB	2,365,995	Citibank N.A.	1/25/17	(1,587)
USD	39,142	RUB	2,519,146	Citibank N.A.	1/25/17	(1,688)
USD	42,404	RUB	2,729,075	Citibank N.A.	1/25/17	(1,828)
USD	235,397	IDR	3,220,227,916	Citibank N.A.	1/25/17	(1,868)
USD	88,000	COP	272,504,320	Citibank N.A.	1/25/17	(2,279)
USD	82,000	COP	255,430,000	Citibank N.A.	1/25/17	(2,622)
USD	247,758	IDR	3,425,255,793	Citibank N.A.	1/25/17	(4,613)
USD	106,782	RUB	6,966,519	Citibank N.A.	1/25/17	(6,130)
USD	489,794	IDR	6,745,934,348	Citibank N.A.	1/25/17	(7,243)
USD	340,832	ZAR	5,002,324	Citibank N.A.	1/25/17	(21,462)
ZAR	1,199,765	USD	83,000	Citibank N.A.	1/25/17	3,893
ZAR	1,157,933	USD	80,000	Citibank N.A.	1/25/17	3,864
ZAR	1,266,729	USD	89,493	Citibank N.A.	1/25/17	2,250
ZAR	351,274	USD	24,151	Citibank N.A.	1/25/17	1,290
ZAR	1,281,235	USD	91,507	Citibank N.A.	1/25/17	1,287
ZAR	1,175,426	USD	84,439	Citibank N.A.	1/25/17	692
ZAR	299,165	USD	21,000	Citibank N.A.	1/25/17	667
BRL	1,059,558	USD	320,952	Citibank N.A.	2/2/17	1,131
USD	128,000	BRL	424,576	Citibank N.A.	2/2/17	(1,062)
EUR	19,000	USD	19,777	Citibank N.A.	3/9/17	293

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	253,991	EUR	236,000	Citibank N.A.	3/9/17	$ 4,705
Total						(46,151)

Financial futures contracts as of December 31, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	21	December 2017	$15,065	USD	5,185,265	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	1	March 2017	(469)	USD	123,812	Citigroup Global Markets, Inc.
Ten Year Euro Bund	1	March 2017	(3,021)	EUR	161,285	Citigroup Global Markets, Inc.

			$11,575

Options written as of December 31, 2016:

Contracts	Call Options	Value
(801,498)	USD/TWD, Strike Price USD 33.00, Expires 1/5/17	$(217)

Total (Premiums received $(2,036))		$(217)

Interest rate swaps as of December 31, 2016:				Notional			Unrealized
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Amount (000)			Appreciation/ (Depreciation)
11.96%	BRL-CDI	Citigroup Global Markets, Inc.	1/2/19	BRL	1,008	(b)	$5,741
11.78%	BRL-CDI	Citigroup Global Markets, Inc.	1/4/21	BRL	726	(b)	5,486
4.46%	CLP-ICP-CAMARA	JPMorgan Chase Bank, N.A.	6/30/26	CLP	25,000	(b)	1,036
2.59%	CNY-CNREPOFIX= CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/5/20	CNY	2,000	(b)	(9,616)
2.65%	CNY-CNREPOFIX= CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/7/20	CNY	900	(b)	(4,097)
2.65%	CNY-CNREPOFIX= CFXS-Reuters	JPMorgan Chase Bank, N.A.	9/9/20	CNY	3,650	(b)	(16,871)
2.55%	CNY-CNREPOFIX= CFXS-Reuters	HSBC Bank Plc	4/5/21	CNY	610	(b)	(3,901)
2.61%	CNY-CNREPOFIX= CFXS-Reuters	JPMorgan Chase Bank, N.A.	7/14/21	CNY	595	(b)	(3,854)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)			Unrealized Appreciation/ (Depreciation)
2.93%	CNY-CNREPOFIX=CFXS-Reuters	HSBC Bank Plc	10/27/21	CNY	876	(b)	$(4,341)
3.52%	CNY-CNREPOFIX=CFXS-Reuters	HSBC Bank Plc	12/12/21	CNY	1,374	(a)	1,519
1.29%	HUF-BUBOR-Reuters	Citigroup Global Markets, Inc.	12/9/21	HUF	66,160	(a)	(2,143)
1.29%	HUF-BUBOR-Reuters	Citigroup Global Markets, Inc.	12/12/21	HUF	59,317	(a)	(1,918)
6.57%	INR-MIBOR-OIS-COMPOUND	HSBC Bank Plc	9/5/17	INR	31,780	(a)	402
6.76%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	125,832	(b)	21,493
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	43,810	(b)	25,225
6.34%	INR-MIBOR-OIS-COMPOUND	HSBC Bank Plc	9/9/18	INR	13,000	(b)	944
6.05%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	12/30/18	INR	29,000	(a)	(228)
6.54%	INR-MIBOR-OIS-COMPOUND	HSBC Bank Plc	7/1/21	INR	12,630	(b)	2,395
6.43%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	7/18/21	INR	4,460	(b)	543
6.42%	INR-MIBOR-OIS-COMPOUND	BNP Paribas SA	8/11/21	INR	6,605	(b)	745
6.25%	INR-MIBOR-OIS-COMPOUND	HSBC Bank Plc	10/5/21	INR	5,000	(b)	37
8.74%	USD-BBA-LIBOR	JPMorgan Chase Bank, N.A.	1/10/18	RUB	29,568	(b)	(1,663)
8.62%	USD-BBA-LIBOR	Morgan Stanley & Co.	1/10/18	RUB	21,311	(b)	(803)
8.66%	USD-BBA-LIBOR	Morgan Stanley & Co.	1/10/18	RUB	21,289	(b)	(932)
8.68%	USD-BBA-LIBOR	BNP Paribas SA	1/11/18	RUB	8,241	(b)	(412)
9.04%	USD-BBA-LIBOR	BNP Paribas SA	2/15/18	RUB	29,962	(b)	(3,486)
8.07%	USD-BBA-LIBOR	BNP Paribas SA	3/20/18	RUB	67,207	(b)	1,122

Total							$12,423

(a)	The Fund pays the fixed rate on these swaps.
(b)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of December 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	China Government International Bond	BNP Paribas SA	12/20/21	USD	415	$2,991
1.00%	China Government International Bond	BNP Paribas SA	12/20/21	USD	350	2,522
1.00%	Colombia Government International Bond	Citibank N.A.	12/20/21	USD	139	3,897

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	Colombia Government International Bond	BNP Paribas SA	12/20/21	USD	105	2,943
1.00%	Colombia Government International Bond	BNP Paribas SA	12/20/21	USD	83	2,327

Total (Premiums paid $16,488)						$14,680

Abbreviations used are defined below:

BBA-LIBOR - British Bankers Association London Interbank Offered Rate

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CLP - Chilean Peso

CNY - Chinese Yuan

CNREPOFIX=CFXS - Chinese Renminbi Repo Rate=Chinese Foreign Exchange Trade System

COP - Colombian Peso

EUR - Euro

HKD - Hong Kong Dollar

HUF - Hungarian Forint

HUF-BUBOR - Budapest Interbank Offered Rate for Hungarian Forint

ICP-CAMARA - Indice Camara Premedia Rate for Chilean Pesos

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2016 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	76.81%
Energy	3.01%
Financials	4.17%
Other*	16.01%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, options, interest rate swaps, financial futures contracts, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 81.69%
Argentina — 4.33%
$ 1,520,000(a)	Banco Hipotecario SA, 22.00%, 1/12/20(b)(c)	$96,269
210,000	Banco Macro SA, 6.75%, 11/4/26(b)(c)	198,975
96,000	Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22	99,600
45,500	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23	48,027
140,000	Petrobras Argentina SA, 7.38%, 7/21/23(b)	136,651
60,000	Petrobras Argentina SA, 7.38%, 7/21/23	58,565
238,000	YPF SA, 8.88%, 12/19/18	258,944

		897,031

Australia — 0.53%
106,000	FMG Resources August 2006 Pty Ltd., 6.88%, 4/1/22	109,887

Barbados — 1.03%
200,000	Columbus International, Inc., 7.38%, 3/30/21	212,357

Brazil — 14.82%
200,000	Banco BTG Pactual SA/Cayman Islands,, 5.75%, 9/28/22	176,643
300,000	Banco do Brasil SA/Cayman, 9.00%, 12/29/49(c)	282,900
200,000	Braskem Finance Ltd., 5.75%, 4/15/21	209,913
320,000(a)	BRF SA, 7.75%, 5/22/18	91,683
200,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	195,445
260,000	Cosan Luxembourg SA, 7.00%, 1/20/27(b)	261,040
300,000	CSN Islands XI Corp., 6.88%, 9/21/19	233,250
100,000	CSN Islands XII Corp., 7.00%, 10/5/49	50,500
100,000	Itau Unibanco Holding SA/Cayman Island, 5.75%, 1/22/21	103,500
60,000	JBS USA LUX SA/JBS USA Finance, Inc., 7.25%, 6/1/21	62,150
200,000	Klabin Finance SA, 5.25%, 7/16/24	189,744
200,000	Minerva Luxembourg SA, 6.50%, 9/20/26(b)	192,750
100,000(d)	Petrobras Global Finance BV, 4.25%, 10/2/23	102,863
226,000	Petrobras Global Finance BV, 4.38%, 5/20/23	197,241
170,000	Petrobras Global Finance BV, 5.38%, 1/27/21	165,835
100,000	Petrobras Global Finance BV, 5.75%, 1/20/20	100,778
145,000	Petrobras Global Finance BV, 8.38%, 5/23/21	156,419
111,000	Vale Overseas Ltd., 6.88%, 11/21/36	109,427
96,000	Vale Overseas Ltd., 6.88%, 11/10/39	93,360
54,000	Vale Overseas Ltd., 6.88%, 11/10/39	52,729
38,000	Vale Overseas Ltd., 8.25%, 1/17/34	42,030

		3,070,200

Canada — 0.95%
200,000	First Quantum Minerals Ltd., 7.25%, 5/15/22	197,167

Chile — 2.03%
200,000	AES Gener SA, 8.38%, 12/18/73(c)	212,313

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 200,000	VTR Finance Bv, 6.88%, 1/15/24	$207,625

		419,938

China — 6.16%
200,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	193,272
200,000	CRCC Yupeng Ltd., 3.95%, 2/28/49(c)	202,836
250,000	Industrial & Commercial Bank of China Ltd., New York, 2.91%, 11/13/20	249,152
200,000	Kaisa Group Holdings Ltd., 7.56% cash or payment-in-kind interest, 12/31/19(e)	186,279
40,000	Kaisa Group Holdings Ltd., 7.56% cash or payment-in-kind interest, 12/31/21(e)	36,701
200,000	Proven Honour Capital Ltd., 4.13%, 5/6/26	199,011
200,000	Trillion Chance Ltd., 8.50%, 1/10/19	208,516

		1,275,767

Colombia — 2.71%
129,000	Ecopetrol SA, 5.88%, 5/28/45	113,034
156,000,000(a)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	37,935
200,000	Gruposura Finance SA, 5.50%, 4/29/26	204,056
200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	206,033

		561,058

Guernsey — 0.72%
144,917	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	150,125

Hong Kong — 2.01%
200,000	HKT Capital No. 4 Ltd., 3.00%, 7/14/26	183,352
200,000	MCE Finance Ltd., 5.00%, 2/15/21	199,891
40,000	Noble Group Ltd., 6.75%, 1/29/20	33,500

		416,743

India — 3.55%
200,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	208,988
220,000	ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26	209,349
300,000	Vedanta Resources Plc, 9.50%, 7/18/18	318,065

		736,402

Indonesia — 1.85%
200,000	Listrindo Capital BV, 4.95%, 9/14/26(b)	193,437
200,000	Pelabuhan Indonesia II PT, 4.25%, 5/5/25	189,960

		383,397

Israel — 2.53%
57,766	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(b)	58,852

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 22,234	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	$22,456
249,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(b)	257,033
60,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	56,501
140,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	128,894

		523,736

Jamaica — 0.87%
200,000	Digicel Ltd., 6.75%, 3/1/23	179,500

Kazakhstan — 1.05%
200,000	Kazmunaygas National Co. Jsc, 6.38%, 4/9/21	217,679

Kuwait — 2.83%
200,000	Equate Petrochemical Bv, 3.00%, 3/3/22(b)	190,893
200,000	Equate Petrochemical Bv, 4.25%, 11/3/26(b)	191,083
200,000	NBK Tier 1 Financing Ltd., 5.75%, 12/29/49(c)	205,113

		587,089

Luxembourg — 2.01%
200,000	Altice Financing SA, 6.50%, 1/15/22	208,648
200,000	Altice Financing SA, 7.50%, 5/15/26(b)	208,480

		417,128

Malaysia — 0.98%
200,000	Axiata SPV2 Berhad, 3.47%, 11/19/20	202,027

Mexico — 3.84%
200,000	Alfa SAB de CV, 5.25%, 3/25/24	204,167
250,000	BBVA Bancomer SA, 6.75%, 9/30/22	272,986
100,000(d)	Petroleos Mexicanos, 5.13%, 3/15/23	113,526
200,000	Petroleos Mexicanos, 5.38%, 3/13/22(b)	204,796

		795,475

Morocco — 0.92%
200,000	OCP SA, 4.50%, 10/22/25	190,847

Netherlands — 0.94%
200,000	Zhaikmunai LLP, 6.38%, 2/14/19	194,000

Peru — 0.51%
10,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(c)	10,807
77,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(c)	85,446

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 10,000	Southern Copper Corp., 5.88%, 4/23/45	$9,817

		106,070

Russia — 7.66%
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	212,186
100,000	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	110,312
200,000	Gazprombank OJSC Via GPB Eurobond Finance Plc, 7.50%, 12/28/23(c)	208,283
200,000	Rosneft Oil Co. Via Rosneft International Finance Ltd., 3.15%, 3/6/17	200,017
200,000	Sberbank of Russia Via SB Capital SA, 5.50%, 2/26/24(c)	203,192
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	222,786
200,000	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	215,391
200,000	VTB Bank PJSC Via VTB Eurasia Ltd., 9.50%, 12/6/22(c)	213,956

		1,586,123

Singapore — 0.99%
200,000	Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24(c)	205,449

South Africa — 2.22%
68,000	AngloGold Ashanti Holdings Plc, 5.13%, 8/1/22	66,980
200,000	MTN Mauritius Investment Ltd., 5.37%, 2/13/22(b)	202,399
200,000	Transnet SOC Ltd., 4.00%, 7/26/22	190,950

		460,329

South Korea — 0.95%
200,000	Kookmin Bank, 1.63%, 8/1/19(b)	197,244

Thailand — 2.94%
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24(c)	206,553
400,000	PTT Exploration & Production PCL, 4.88%, 12/29/49(c)	403,000

		609,553

Turkey — 4.50%
260,000	Akbank TAS, 5.00%, 10/24/22	247,303
300,000	Turkiye Garanti Bankasi AS, 6.25%, 4/20/21	305,151
200,000	Turkiye Is Bankasi, 5.38%, 10/6/21(b)	191,699
200,000	Turkiye Is Bankasi, 5.50%, 4/21/22(b)	189,080

		933,233

Ukraine — 2.78%
211,290	Metinvest Bv, 9.00%, 2/14/18	192,802
200,000	Oschadbank Via SSB #1 Plc, 9.38%, 3/10/23	194,505

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$200,000	Oschadbank Via SSB #1 PLC, 9.63%, 3/20/25	$188,500

		575,807

United Arab Emirates — 1.53%
200,000	DP World Crescent Ltd., 3.91%, 5/31/23(b)	199,394
110,000	DP World Ltd., 6.85%, 7/2/37	117,377

		316,771

Venezuela — 0.95%
170,200	Petroleos de Venezuela SA, 5.25%, 4/12/17	154,244
110,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	41,910

		196,154

Total Corporate Bonds		16,924,286

(Cost $16,939,560)

Foreign Government Bonds — 2.81%
Argentina — 2.48%
154,989	Argentina Bonar Bonds, 7.00%, 4/17/17	160,898
200,000	Argentine Republic Government International Bond, 6.25%, 4/22/19(b)	213,600
150,000	Provincia del Chaco Argentina, 9.38%, 8/18/24(b)	139,875

		514,373

Ukraine — 0.33%
120,000	Ukraine Government International Bond, 0.00%, 5/31/40(b)(f)	36,150
110,000	Ukraine Government International Bond, 0.00%, 5/31/40(f)	31,997

		68,147

Total Foreign Government Bonds		582,520

(Cost $603,295)

Shares		Value

Common Stocks — 0.24%
Canada — 0.23%
1,088	Pacific Exploration and Production Corp.*	$47,591
Mexico — 0.01%
4,298	Urbi Desarrollos Urbanos SAB de CV,*	1,547

Total Common Stocks		49,138

(Cost $40,530)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Warrants/Rights — 0.00%
Mexico — 0.00%
2,479	Urbi Desarrollos Urbanos SAB de CV Warrants*	$0

Total Warrants/Rights		0

(Cost $0)
Investment Company — 12.12%
2,510,736	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	2,510,736

Total Investment Company		2,510,736

(Cost $2,510,736)

Total Investments		$20,066,680
(Cost $20,094,121)(g) — 96.86%

Other assets in excess of liabilities — 3.14%		651,500

NET ASSETS — 100.00%		$20,718,180

*	Non-income producing security.
(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016.
(d)	Principal amount denoted in Euros.
(e)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
TRY	353,685	USD	100,000	Citibank N.A.	2/2/17	$(447)
USD	100,000	TRY	353,600	Citibank N.A.	2/2/17	471
USD	100,000	TRY	355,000	Citibank N.A.	2/2/17	77
USD	40,000	COP	120,960,000	Citibank N.A.	2/2/17	(15)
USD	90,000	BRL	321,528	Citibank N.A.	2/2/17	(7,737)
USD	114,143	EUR	106,000	Citibank N.A.	3/9/17	2,176
USD	107,562	EUR	100,000	Citibank N.A.	3/9/17	1,932
USD	45,114	CAD	60,000	Citibank N.A.	3/9/17	390
USD	3,125	EUR	3,000	Citibank N.A.	3/9/17	(44)

Total						$(3,197)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2016 (Unaudited)

Credit default swaps buy protection as of December 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	Brazilian Government International Bond	Citigroup Global Markets, Inc.	12/20/18	USD	240	$389
1.00%	CDX.EM, Series 26	Citigroup Global Markets, Inc.	12/20/21	USD	480	30,226
5.00%	CDX.NA.HY, Series 27	Citigroup Global Markets, Inc.	12/20/21	USD	455	(28,080)
1.00%	Colombia Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	230	6,447
5.00%	ITraxx Crossover, Series 26	Citigroup Global Markets, Inc.	12/20/21	EUR	230	(23,668)
5.00%	ITraxx Crossover, Series 26	Citigroup Global Markets, Inc.	12/20/21	EUR	100	(10,290)
5.00%	ITraxx Crossover, Series 26	Citigroup Global Markets, Inc.	12/20/21	EUR	50	(5,145)
5.00%	ITraxx Crossover, Series 26	Citigroup Global Markets, Inc.	12/20/21	EUR	30	(3,087)
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	200	4,842
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	100	2,421
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	52	1,247
1.00%	South African Government International Bond	Citigroup Global Markets, Inc.	12/20/17	USD	471	(3,493)
1.00%	Turkey Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	490	37,622

Total (Premiums received $(65,044)/Premiums paid $93,849)						$9,431

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2016 (Unaudited)

Credit default swaps sell protection as of December 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Implied Credit Spread*	Notional Amount (000)(a)		Value
1.00%	Russia Government International Bond	Citigroup Global Markets, Inc.	12/20/26	2.42%	USD	150	$(17,474)

Total (Premiums received $(20,717))							$(17,474)

*	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

BRL - Brazilian Real

COP - Colombian Peso

EUR - Euro

TRY - Turkish lira

USD - United States Dollar

CAD - Canadian dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.50%
Energy	20.62%
Materials	12.04%
Telecom Services	10.01%
Industrials	4.71%
Utilities	3.69%
Consumer Discretionary	3.16%
Foreign Government Bonds	2.81%
Consumer Staples	1.31%
Health Care	0.89%
Other*	15.26%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Bank Loans — 8.56%
Australia — 0.32%
$102,160	Fortescue Metals Group, Ltd. Term Loan B, 3.75%, 6/30/19(a)	$102,365

United States — 8.24%
149,250	Charter Communications Operating LLC, Term Loan, 3.50%, 1/20/23(a)	150,023
98,000	Chesapeake Energy Corp. Term Loan, 8.50%, 8/16/21(a)	106,534
97,500	Enquest Plc Senior Term Loan, 0.00%, 11/21/21(a)	87,080
25,500	Enquest Plc Super Senior Term Loan, 0.00%, 11/21/21(a)	22,775
8,896	Hilton Worldwide Holdings, Inc. Term Loan, 3.50%, 10/25/20(a)	8,969
121,256	Hilton Worldwide Holdings, Inc. Term Loan B2, 2.50%, 10/26/20(a)	122,559
252,000	Level 3 Financing, Inc. Term Loan B2, 3.50%, 5/6/22(a)	254,835
95,870	Lightstone Generation LLC Term Loan B, 0.00%, 12/15/23(a)	96,948
9,130	Lightstone Generation LLC Term Loan C, 0.00%, 12/15/49(a)	9,233
90,000	MEG Energy Corp. 1st Lien Senior Term Loan, 3.75%, 3/31/20(a)	87,300
342,567	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(a)	344,068
310,000	Serta Simmons Bedding LLC 1st Lien Term Loan, 4.50%, 10/21/23(a)	313,196
120,000	Serta Simmons Bedding LLC 2nd Lien Term Loan, 9.00%, 10/21/24(a)	120,400
684,000	Team Health, Inc. 1st Lien Term Loan, 0.00%, 10/31/17(a)	677,160
97,000	Telesat Holdings, Inc. 1st Lien Senior Term Loan, 0.00%, 11/8/23(a)	98,243
99,570	Verso Corp. Term Loan, 12.00%, 6/6/21(a)	96,147
57,932	Vertellus Holdings LLC 1st Lien Term Loan, 0.00%, 10/31/19(a)	56,339
15,981	Vertellus Holdings LLC 2nd Lien Term Loan, 0.00%, 10/30/21(a)(b)	15,981

		2,667,790

Total Bank Loans		2,770,155

(Cost $2,725,145)

Corporate Bonds — 86.74%
Australia — 0.98%
300,000	TFS Corp Ltd., 8.75%, 8/1/23(c)	318,000

Belgium — 0.95%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(c)	306,750

Brazil — 2.03%
109,000	Petrobras Global Finance BV, 4.38%, 5/20/23	95,130
120,000	Petrobras Global Finance BV, 4.88%, 3/17/20	118,394
120,000	Petrobras Global Finance BV, 5.38%, 1/27/21	117,060
93,000	Petrobras Global Finance BV, 5.75%, 1/20/20	93,724

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 56,000	Petrobras Global Finance BV, 8.38%, 5/23/21	$60,410
95,000	Petrobras Global Finance BV, 8.75%, 5/23/26	102,275
80,000	Vale SA, 5.63%, 9/11/42	70,933

		657,926

Canada — 5.98%
292,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	305,018
78,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	81,477
89,000	Bombardier, Inc., 8.75%, 12/1/21(c)	94,392
80,000	Calfrac Holdings L.P., 7.50%, 12/1/20(c)	69,000
148,000	Cogeco Communications, Inc., 4.88%, 5/1/20(c)	152,317
525,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	410,569
80,000	MEG Energy Corp., 6.50%, 3/15/21(c)	73,914
100,000	MEG Energy Corp., 7.00%, 3/31/24(c)	90,125
100,000	Paramount Resources Ltd., 6.88%, 6/30/23(c)	106,094
28,000	Precision Drilling Corp., 7.75%, 12/15/23(c)	29,610
50,000	Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(c)	50,937
210,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(c)	223,335
90,000	Teck Resources Ltd., 4.75%, 1/15/22	90,337
100,000	Teck Resources Ltd., 6.25%, 7/15/41	96,500
60,000	Tervita Escrow Corp., 7.63%, 12/1/21(c)	61,237

		1,934,862

France — 4.75%
400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	415,667
280,000(e)	SFR Group SA, 5.63%, 5/15/24	310,772
400,000	SFR Group SA, 6.00%, 5/15/22	411,500
400,000	Societe Generale SA, 7.38%, 9/13/49(a)(c)	399,046

		1,536,985

Germany — 4.68%
200,000	Deutsche Bank AG, 4.25%, 10/14/21(c)	200,504
150,000(e)	Hypo Real Estate International Trust I, 5.86%, 6/29/49	154,528
100,000(e)	IHO Verwaltungs GmbH, 2.75% cash or 3.50% payment-in-kind interest, 9/15/21(f)	108,321
137,000(e)	IHO Verwaltungs GmbH, 3.25% cash or 4.00% payment-in-kind interest, 9/15/23(f)	148,709
179,000(e)	IHO Verwaltungs GmbH, 3.75% cash or 4.50% payment-in-kind interest, 9/15/26(f)	187,293
370,000(e)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	404,711
300,000	ZF North America Capital, Inc., 4.50%, 4/29/22(c)	309,375

		1,513,441

Ireland — 0.34%
100,000(e)	Ardagh Packaging Finance Plc/Ardagh Holdings USA Inc., 4.13%, 5/15/23	110,002

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Italy — 2.16%
$ 490,000	Wind Acquisition Finance SA, 4.75%, 7/15/20(c)	$491,575
200,000	Wind Acquisition Finance SA, 7.38%, 4/23/21(c)	207,667

		699,242

Luxembourg — 2.42%
320,000	Altice Financing SA, 6.63%, 2/15/23(c)	330,957
204,000(e)	DEA Finance SA, 7.50%, 10/15/22	228,896
100,000(e)	Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24	109,812
100,000(e)	Swissport Investments SA, 6.75%, 12/15/21	114,398

		784,063

Netherlands — 2.91%
100,000(e)	LGE HoldCo VI BV, 7.13%, 5/15/24	119,443
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(c)	206,500
290,000(g)	UPC Holding BV, 6.75%, 3/15/23	308,802
100,000(e)	UPCB Finance IV Ltd., 4.00%, 1/15/27	105,059
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	201,050

		940,854

New Zealand — 1.15%
300,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	309,375
60,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24(c)	63,787

		373,162

Switzerland — 0.62%
200,000	UBS AG, 5.13%, 5/15/24	201,400

United Kingdom — 5.38%
120,000(h)	AA Bond Co. Ltd, 5.50%, 7/31/22	151,268
160,000(h)	CYBG Plc, 5.00%, 2/9/26(a)	188,583
210,000(e)	Ephios Bondco Plc, 6.25%, 7/1/22(c)	240,077
130,000(e)	Royal Bank of Scotland Group Plc, 5.25%, 6/29/49	129,322
310,000(e)	Synlab Bondco Plc, 3.50%, 7/1/22(a)(c)	329,100
290,000	Tullow Oil Plc, 6.00%, 11/1/20	275,355
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(c)	203,750
174,545(h)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	223,830

		1,741,285

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

United States — 52.39%
$238,000	Acadia Healthcare Co., Inc., 5.63%, 2/15/23	$238,000
247,000	ADT Corp. (The), 3.50%, 7/15/22	235,268
47,000	ADT Corp. (The), 4.13%, 6/15/23	44,885
170,000	AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(c)	171,595
40,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc./Albertson’s LLC, 5.75%, 3/15/25(c)	39,600
95,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24(c)	99,037
60,000	Allegion Plc, 5.88%, 9/15/23	63,525
87,000	Allegion US Holding Co., Inc., 5.75%, 10/1/21	90,915
148,321	Alliance Data Systems Corp., 5.38%, 8/1/22(c)	143,130
156,000	Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 7.88%, 12/15/24(c)	161,460
240,000	Altice US Finance I Corp., 5.38%, 7/15/23(c)	249,000
206,000	AMC Entertainment Holdings, Inc., 5.88%, 2/15/22	215,528
80,000	AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(c)	81,800
215,000	Amsurg Corp., 5.63%, 7/15/22	221,665
70,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24(c)	70,700
209,000	Apex Tool Group LLC, 7.00%, 2/1/21	187,055
158,000	Argos Merger Sub, Inc., 7.13%, 3/15/23(c)	161,160
210,000	Berry Plastics Corp., 5.50%, 5/15/22	218,400
235,000	Berry Plastics Corp., 6.00%, 10/15/22	248,513
384,000	Blackboard, Inc., 9.75%, 10/15/21(c)	393,600
300,000	BMC East LLC, 5.50%, 10/1/24(c)	299,250
168,000	CenturyLink, Inc., 5.63%, 4/1/20	177,660
51,000	CenturyLink, Inc., 6.45%, 6/15/21	53,677
340,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	345,950
48,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	49,440
248,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(c)	268,460
162,000	Chesapeake Energy Corp., 8.00%, 1/15/25(c)	165,240
200,000	Cinemark USA, Inc., 4.88%, 6/1/23	202,500
203,000	Continental Resources Inc., 4.50%, 4/15/23	198,940
200,000	CSC Holdings LLC, 10.13%, 1/15/23	231,000
233,000	DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	229,214
20,000	DCP Midstream LLC, 4.75%, 9/30/21(c)	20,250
174,000	Denbury Resources, Inc, 4.63%, 7/15/23	139,635
63,000	Diamondback Energy, Inc., 5.38%, 5/31/25(c)	63,359
250,000	Dish DBS Corp., 5.13%, 5/1/20	258,750
98,000	Energy Transfer Equity L.P., 5.88%, 1/15/24	101,185
284,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	282,935
62,000	Equinix, Inc., 4.88%, 4/1/20	63,860
310,000	ESH Hospitality, Inc., 5.25%, 5/1/25(c)	308,450
100,000	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21(c)	107,000
244,000	First Data Corp., 5.00%, 1/15/24(c)	245,298

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 54,000	Gulfport Energy Corp., 6.38%, 5/15/25(c)	$54,686
311,000	HCA, Inc., 5.88%, 5/1/23	330,438
130,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(c)	126,100
377,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	389,441
192,000	Inventiv Health, Inc., 9.00%, 1/15/18(c)	192,384
174,000	Landry’s, Inc., 6.75%, 10/15/24(c)	176,610
80,000	Laredo Petroleum, Inc., 5.63%, 1/15/22	80,600
122,000	Level 3 Communications, Inc., 5.75%, 12/1/22	125,355
70,000	Level 3 Financing, Inc., 5.38%, 1/15/24	70,700
165,000	Live Nation Entertainment Inc, 4.88%, 11/1/24(c)	165,413
284,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	294,647
225,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(c)	232,875
146,000	MGM Growth Properties Operating Partnership L.P./MGP Escrow Co-Issuer, Inc., 5.63%, 5/1/24(c)	152,935
173,000	MGM Resorts International, 5.25%, 3/31/20	182,948
105,000	MGM Resorts International, 6.00%, 3/15/23	113,400
136,000	Micron Technology, Inc., 5.25%, 8/1/23(c)	136,510
483,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	454,020
508,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(b)(i)	0
128,000	NCL Corp. Ltd., 4.75%, 12/15/21(c)	127,921
80,000	Nexstar Escrow Corp., 5.63%, 8/1/24(c)	79,400
315,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	320,906
60,000	Novelis Corp., 5.88%, 9/30/26(c)	60,600
90,000	Novelis Corp., 6.25%, 8/15/24(c)	95,400
97,000	Oasis Petroleum, Inc., 6.50%, 11/1/21	98,819
88,000	ONEOK, Inc., 7.50%, 9/1/23	101,200
213,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23(c)	215,130
125,000	Parsley Energy LLC/Parsley Finance Corp., 5.38%, 1/15/25(c)	125,425
80,000	PDC Energy, Inc., 6.13%, 9/15/24(c)	81,800
80,000	Range Resources Corp., 5.00%, 3/15/23(c)	79,200
107,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/1/23(c)	103,255
175,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(c)	174,563
125,000	Rite Aid Corp., 6.13%, 4/1/23(c)	134,375
70,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25	74,900
310,000	Sabre GLBL, Inc., 5.25%, 11/15/23(c)	318,330
35,000	Sanchez Energy Corp., 6.13%, 1/15/23	33,250
110,000	SBA Communications Corp., 4.88%, 9/1/24(c)	108,625
100,000	Scientific Games International, Inc., 7.00%, 1/1/22(c)	107,250
130,000	Scientific Games International, Inc., 10.00%, 12/1/22	129,350
100,000(e)	Sealed Air Corp., 4.50%, 9/15/23	114,481
54,000	Sesi LLC, 7.13%, 12/15/21	54,945
80,000	Sirius XM Radio, Inc., 4.25%, 5/15/20(c)	81,200
100,000	Sprint Capital Corp, 8.75%, 3/15/32	110,000
280,000	Sprint Communications, Inc., 9.00%, 11/15/18(c)	308,700
60,000	Sprint Corp., 7.13%, 6/15/24	61,800
92,000	Sprint Corp., 7.25%, 9/15/21	97,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 60,000	Sprint Corp., 7.63%, 2/15/25	$63,075
200,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(c)	200,374
159,000	Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20	162,180
34,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	34,425
140,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 2/1/25(c)	138,950
100,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(c)	102,500
120,000	Tenet Healthcare Corp., 5.00%, 3/1/19	117,000
100,000	Tenet Healthcare Corp., 7.50%, 1/1/22(c)	104,250
130,000	Tenet Healthcare Corp., 8.00%, 8/1/20	128,388
20,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 6.13%, 10/15/21	21,000
140,000	T-Mobile USA, Inc., 6.50%, 1/15/26	151,375
170,000	T-Mobile USA, Inc., 6.63%, 4/28/21	177,438
174,000	Univision Communications, Inc., 5.13%, 5/15/23(c)	171,390
105,000	Univision Communications, Inc., 6.75%, 9/15/22(c)	110,250
180,000(e)	VRX Escrow Corp., 4.50%, 5/15/23	136,850
445,390	VRX Escrow Corp., 5.88%, 5/15/23(c)	335,434
257,000(e)	VWR Funding, Inc., 4.63%, 4/15/22	280,204
66,000	Weatherford International Ltd, 4.50%, 4/15/22	57,626
36,000	Weatherford International Ltd, 7.75%, 6/15/21	36,360
90,000	WESCO Distribution, Inc., 5.38%, 6/15/24(c)	90,225
106,000	Whiting Petroleum Corp., 5.00%, 3/15/19	106,414
30,000	WMG Acquisition Corp., 5.00%, 8/1/23(c)	30,150
360,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	374,400

		16,954,784

Total Corporate Bonds		28,072,756

(Cost $27,813,373)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 0.28%
Germany — 0.00%
1,929	Telegate AG*	$1,381

Italy — 0.07%
8,645	Italiaonline*	21,514

Mexico — 0.01%
5,349	Urbi Desarrollos Urbanos SAB de CV*	1,925

United States — 0.20%
12,785	Valencia Bidco LLC*	20,833
6,152	Verso Corp., Class A*	43,679

		64,512

Total Common Stocks		89,332

(Cost $132,686)

Warrants/Rights — 0.04%
Australia — 0.04%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	13,190

Mexico — 0.00%
3,085	Urbi Desarrollos Urbanos SAB de CV Warrants*	0

Total Warrants/Rights		13,190

(Cost $0)

Investment Company — 2.25%
727,554	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	727,554

Total Investment Company		727,554

(Cost $727,554)

Contracts
Call Options Purchased — 0.10%
9	S & P 500 Index, Strike Price USD 2,250.00, Expires 2/28/17	33,300

Total Call Options Purchased		33,300

(Cost $19,539)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2016 (Unaudited)

Value

Total Investments	$31,706,287
(Cost $31,418,297)(j) — 97.97%

Other assets in excess of liabilities — 2.03%	656,810

NET ASSETS — 100.00%	$32,363,097

*	Non-income producing security.
(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Principal amount denoted in Canadian Dollars.
(e)	Principal amount denoted in Euros.
(f)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(g)	Principal amount denoted in Swiss Francs.
(h)	Principal amount denoted in British Pounds.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	400,000	USD	419,792	Citibank, N.A.	3/9/17	$2,727
USD	10,365	AUD	14,000	Citibank, N.A.	3/9/17	279
USD	411,211	CAD	547,000	Citibank, N.A.	3/9/17	3,475
USD	314,083	CHF	316,000	Citibank, N.A.	3/9/17	2,418
USD	4,023,907	EUR	3,750,000	Citibank, N.A.	3/9/17	62,789
USD	78,638	EUR	75,000	Citibank, N.A.	3/9/17	(584)
USD	764,499	GBP	600,000	Citibank, N.A.	3/9/17	23,790

Total						$94,894

Options written as of December 31, 2016:

Contracts	Call Options	Value
(9)	S & P 500 Index, Strike Price USD 2,325.00, Expires 2/28/17	$(7,470)

Total (Premiums received $(4,041))		$(7,470)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2016 (Unaudited)

Financial futures contracts as of December 31, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Five Year U.S. Treasury Bonds	2	March, 2017	$500	USD	235,828	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	9	March, 2017	4,226	USD	1,122,757	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	5	March, 2017	(3,672)	USD	617,734	Citigroup Global Markets, Inc.

Total			$1,054

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	24.43%
Consumer Discretionary	19.41%
Energy	14.02%
Health Care	12.06%
Industrials	6.58%
Financials	6.09%
Materials	4.22%
Information Technology	4.02%
Consumer Staples	3.20%
Utilities	1.55%
Other*	4.42%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, options, warrants, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Convertible Bonds — 92.81%
Austria — 0.48%
17,194(a)	Immofinanz AG, 4.25%, 3/8/18	$77,845

China — 9.99%
$ 200,000	Baosteel Hong Kong Investment Co. Ltd., 0.64%, 12/1/18(b)	199,983
387,000	Ctrip.Com International Ltd., 1.25%, 9/15/22(c)	373,372
88,000	Ctrip.com International Ltd., 1.99%, 7/1/25	91,335
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(b)	252,393
250,000	Semiconductor Manufacturing International Corp., 5.05%, 7/7/22(b)	356,463
2,000,000(d)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	340,512

		1,614,058

Cyprus — 0.70%
100,000(a)	Primecity Investment Plc, 4.00%, 11/13/19	113,029

France — 2.72%
200,000	Airbus Group SE, 1.98%, 6/14/21(b)	231,268
200,000	Total SA, 0.50%, 12/2/22	207,863

		439,131

Germany — 0.57%
100,000(a)	Air Berlin Finance BV, 6.00%, 3/6/19	92,423

Hong Kong — 1.59%
250,000	Asia View Ltd., 1.50%, 8/8/19	256,875

Japan — 15.87%
4,000,000	Aeon Financial Service Co. Ltd., 2.02%, 9/13/19(b)	36,928
10,000,000(e)	Asics Corp., 6.78%, 3/1/19(b)	94,903
10,000,000(e)	Chugoku Electric Power Co., Inc. (The), 0.80%, 3/25/20(b)	87,108
100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(b)	104,325
40,000,000(e)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(b)	356,706
100,000	Mitsui OSK Lines Ltd., 3.30%, 4/24/20(b)	94,120
10,000,000(e)	Resorttrust, Inc., 0.49%, 12/1/21(b)	89,192
10,000,000(e)	SBI Holdings, Inc., 0.49%, 11/2/17(b)	94,367
22,000,000(e)	Sony Corp., 1.13%, 9/30/22(b)	199,459
30,000,000(e)	Takashimaya Co. Ltd., 1.32%, 12/11/20(b)	269,647
20,000,000(e)	Terumo Corp., 0.35%, 12/6/21(b)	212,848
30,000,000(e)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(b)	292,364
20,000,000(e)	Toray Industries, Inc., 0.47%, 8/31/21(b)	214,132
20,000,000(e)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(b)	210,651
200,000	Yamaguchi Financial Group, Inc., 0.50%, 3/26/20(f)	208,717

		2,565,467

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Malaysia — 3.79%
$ 400,000	Cahaya Capital Ltd., 0.26%, 9/18/21(b)	$382,750
300,000(g)	Indah Capital Ltd., 0.31%, 10/24/18(b)	230,518

		613,268

Mexico — 1.11%
161,000	Cemex SAB de CV, 3.75%, 3/15/18	179,917

Netherlands — 2.21%
220,000	NXP Semiconductor NV, 1.00%, 12/1/19	250,096
100,000(a)	Vastned Retail NV, 1.88%, 4/10/19	107,002

		357,098

Norway — 2.26%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	160,250
100,000(a)	Marine Harvest ASA, 0.13%, 11/5/20	130,003
75,000	Ship Finance International Ltd., 5.75%, 10/15/21	75,375

		365,628

Philippines — 1.24%
200,000	AYC Finance Ltd., 0.50%, 5/2/19	201,063

Singapore — 1.02%
250,000(e)	Capitaland Ltd., 2.80%, 6/8/25	165,470

South Africa — 1.84%
200,000(a)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	298,030

Taiwan — 5.88%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(b)	224,050
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19(b)	261,146
400,000	United Microelectronics Corp., 1.37%, 5/18/20(b)	366,600
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(b)	99,344

		951,140

United Arab Emirates — 1.09%
200,000(a)	Aabar Investments PJSC, 0.50%, 3/27/20	176,056

United Kingdom — 3.18%
100,000(e)	BP Capital Markets Plc, 1.00%, 4/28/23	151,910
100,000(e)	British Land Jersey Ltd., 1.50%, 9/10/17	127,197
100,000(e)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	117,387
100,000(e)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	116,914

		513,408

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

United States — 37.27%
$ 34,000	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23(c)	$33,107
160,000	Akamai Technologies, Inc., 0.25%, 2/15/19(b)	166,100
150,000	Ares Capital Corp., 4.38%, 1/15/19	155,063
77,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	90,234
105,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22(c)	107,625
323,000	Citrix Systems, Inc., 0.50%, 4/15/19	373,873
452,000	Dish Network Corp., 3.38%, 8/15/26(c)	514,433
70,000	Dycom Industries, Inc., 0.75%, 9/15/21	76,387
105,000	Extra Space Storage L.P., 3.13%, 10/1/35(c)	111,956
250,000	FireEye, Inc., 1.63%, 6/1/35	225,156
200,000	Herbalife Ltd., 2.00%, 8/15/19	183,750
50,000	Hologic, Inc., 2.00%, 3/1/42	67,813
127,000	Huron Consulting Group, Inc., 1.25%, 10/1/19	124,063
99,000	Intel Corp., 3.25%, 8/1/39	174,549
70,000	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	62,387
140,000	JDS Uniphase Corp., 0.63%, 8/15/33	144,725
33,000	LAM Research Corp., 1.25%, 5/15/18	57,894
130,000	Liberty Interactive LLC, 1.75%, 9/30/46(c)	139,750
180,000	Liberty Media Corp., 1.38%, 10/15/23	193,275
49,000	Macquarie Infrastructure Corp., 2.00%, 10/1/23	49,337
256,000	Microchip Technology, Inc., 1.63%, 2/15/25	331,520
170,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43	168,831
84,000	NanHealth, Inc., 5.50%, 12/15/21(c)	83,317
136,000	Nuance Communications, Inc., 1.00%, 12/15/35	122,825
116,000	NuVasive, Inc., 2.25%, 3/15/21(c)	147,247
113,000	ON Semiconductor Corp., 1.00%, 12/1/20	115,754
83,000	Pattern Energy Group, Inc., 4.00%, 7/15/20	80,043
130,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	204,669
18,000	Proofpoint, Inc., 1.25%, 12/15/18	32,906
200,000	QIAGEN NV, 0.38%, 3/19/19	225,850
236,000	Salesforce.com, Inc., 0.25%, 4/1/18	274,793
250,000	ServiceNow, Inc., 1.92%, 11/1/18(b)	293,750
160,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	174,300
96,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	100,800
24,000	TESARO, Inc., 3.00%, 10/1/21	92,940
290,000	Tesla Motors, Inc., 1.25%, 3/1/21	251,031
55,000	Wright Medical Group NV, 2.25%, 11/15/21(c)	69,231
206,000	Yahoo!, Inc., 0.35%, 12/1/18(b)	203,554

		6,024,838

Total Convertible Bonds		15,004,744

(Cost $14,976,584)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 1.07%
France — 0.71%
1,164	Technip SA	$83,087
131	Unibail-Rodamco SE	31,268

		114,355

Germany — 0.27%
1,442	Evonik Industries AG	43,079

United States — 0.09%
120	Illumina, Inc.*	15,365

Total Common Stocks		172,799

(Cost $180,191)
Convertible Preferred Stocks — 0.76%
Israel — 0.20%
50	Teva Pharmaceutical Industries, Ltd., 7.00%, 12/15/18	$32,250

United States — 0.56%
867	American Tower Corp., 5.50%, 2/15/18	89,843

Total Convertible Preferred Stocks		122,093

(Cost $122,484)

Contracts		Value

Call Options Purchased — 0.17%
10	Airbus Group SE, Strike Price EUR 76.00, Expires 12/15/17	$2,126
12	Valeo SA, Strike Price EUR 60.00, Expires 12/15/17	4,712
19	Vodafone Group Plc, Strike Price GBP 240.00, Expires 12/15/17	878
27	Eni Spa, Strike Price EUR 16.00, Expires 12/21/18	20,538

Total Call Options Purchased		28,254

(Cost $26,123)

Shares
Investment Company — 3.26%
527,178	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	527,178

Total Investment Company		527,178

(Cost $527,178)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2016 (Unaudited)

Value

Total Investments	$15,855,068
(Cost $$15,832,560)(h) — 98.07%

Other assets in excess of liabilities — 1.93%	311,587

NET ASSETS — 100.00%	$16,166,655

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Zero coupon bond. The rate represents the yield at time of purchase.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Principal amount denoted in Hong Kong Dollars.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016.
(g)	Principal amount denoted in Singapore Dollars.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	1,517,822	EUR	1,411,000	Citibank N.A.	3/9/17	$27,386
USD	35,751	EUR	33,000	Citibank N.A.	3/9/17	893
USD	40,632	EUR	38,000	Citibank N.A.	3/9/17	492
USD	573,385	GBP	450,000	Citibank N.A.	3/9/17	17,854
USD	342,784	HKD	2,657,000	Citibank N.A.	3/9/17	48
USD	2,186,296	JPY	248,569,000	Citibank N.A.	3/9/17	52,192
USD	36,750	JPY	4,207,000	Citibank N.A.	3/9/17	630
USD	21,249	JPY	2,500,000	Citibank N.A.	3/9/17	(214)
USD	402,628	SGD	573,000	Citibank N.A.	3/9/17	7,093

Total						$106,374

Abbreviations used are defined below:

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2016 (Unaudited)

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	27.28%
Financials	20.36%
Consumer Discretionary	19.96%
Industrials	7.80%
Telecom Services	5.20%
Health Care	4.79%
Consumer Staples	3.65%
Energy	3.23%
Utilities	2.10%
Materials	0.27%
Other*	5.36%

100.00%

*	Includes cash, Investment Company, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 39.55%
Belgium — 1.02%
650,000(a)	Anheuser-Busch Inbev SA NV, 1.50%, 3/17/25	$714,346
600,000(a)	Anheuser-Busch Inbev SA NV, 2.75%, 3/17/36	690,268

		1,404,614

Canada — 3.66%
$ 310,000	Cenovus Energy, Inc., 4.45%, 9/15/42	267,900
910,000	Enbridge, Inc., 6.00%, 1/15/77(b)	907,725
884,000	Encana Corp., 6.50%, 2/1/38	957,766
2,350,000	Fortis, Inc., 3.06%, 10/4/26(c)	2,196,271
701,000	Transcanada Trust, 5.88%, 8/15/76(b)	726,411

		5,056,073

France — 3.81%
1,120,000	BNP Paribas SA, 6.75%, 12/29/49(b)(c)	1,106,173
700,000(a)	Groupama SA, 6.38%, 5/29/49(b)	686,825
2,020,000	Societe Generale SA, 7.38%, 12/29/49(b)(c)	2,015,183
560,000(a)	TOTAL SA, 2.25%, 12/29/49(b)	587,162
850,000(a)	TOTAL SA, 2.71%, 12/29/49(b)	874,153

		5,269,496

Germany — 3.89%
914,000(a)	Bayer AG, 3.00%, 7/1/75(b)	975,385
3,230,000	Deutsche Bank AG, 4.25%, 10/14/21(c)	3,238,147
1,100,000(a)	EnBW Energie Baden-Wuerttemberg AG, 3.38%, 4/5/77(b)	1,159,351

		5,372,883

Ireland — 0.92%
1,200,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,275,816

Israel — 0.95%
1,295,000(a)	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24	1,315,273

Netherlands — 1.14%
1,400,000(a)	Cooperatieve Rabobank UA, 6.63%, 12/29/49(b)	1,576,437

New Zealand — 0.57%
750,000(a)	Chorus Ltd., 1.13%, 10/18/23	785,306

Norway — 0.82%
1,112,000	DNB Bank ASA, 6.50%, 12/29/49(b)	1,130,014

Spain — 0.52%
700,000(a)	Telefonica Europe BV, 3.75%, 12/29/49(b)	720,794

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Switzerland — 5.34%
690,000(a)	Credit Suisse AG, 5.75%, 9/18/25(b)	$792,621
$ 3,317,000	UBS AG, 4.75%, 5/22/23(b)	3,383,340
2,546,000	UBS AG, 5.13%, 5/15/24	2,563,822
632,000	UBS AG/Jersey, 7.25%, 2/22/22(b)	635,160

		7,374,943

United Kingdom — 4.88%
1,267,000(a)	AA Bond Co. Ltd., 2.88%, 7/31/43	1,570,971
200,000(d)	AA Bond Co. Ltd., 4.25%, 7/31/43	263,040
1,200,000	Barclays Plc, 7.88%, 12/29/49(b)	1,216,170
1,078,000	Royal Bank of Scotland Group Plc, 7.65%, 8/29/49(b)	1,224,931
910,000	Royal Bank of Scotland Group Plc, 8.63%, 12/29/49(b)	929,338
1,050,000	Royal Bank of Scotland Plc (The), 9.50%, 3/16/22(b)	1,065,750
450,000(d)	Vodafone Group Plc, 3.00%, 8/12/56	465,537

		6,735,737

United States — 12.03%
630,000(a)	Abbvie, Inc., 1.38%, 5/17/24	671,596
650,000(a)	Abbvie, Inc., 2.13%, 11/17/28	698,330
800,000	AT&T, Inc., 4.75%, 5/15/46	757,935
650,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35	742,191
600,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,, 8.35%, 7/15/46(c)	738,773
1,813,000	E*TRADE Financial Corp., 5.88%, 12/29/49(b)	1,798,043
1,012,000	Energy Transfer Partners L.P., 6.13%, 12/15/45	1,076,706
1,300,000	EnLink Midstream Partners L.P., 4.85%, 7/15/26	1,311,353
950,000	Express Scripts Holding Co., 3.00%, 7/15/23	919,612
850,000	Express Scripts Holding Co., 4.80%, 7/15/46	813,812
650,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46	618,834
2,000,000	Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	1,973,398
779,000	Marathon Oil Corp., 3.85%, 6/1/25	755,420
553,000	Marathon Oil Corp., 6.60%, 10/1/37	604,331
390,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26	382,200
2,104,000	Mylan NV, 3.95%, 6/15/26(c)	1,969,001
780,000	Tesoro Corp., 5.13%, 12/15/26(c)	788,892

		16,620,427

Total Corporate Bonds		54,637,813

(Cost $56,161,211)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 48.83%
Albania — 0.34%
400,000(a)	Albania Government International Bond, 5.75%, 11/12/20	$461,062

Bulgaria — 3.93%
1,500,000(a)	Bulgaria Government International Bond, 2.63%, 3/26/27	1,639,153
2,250,000(a)	Bulgaria Government International Bond, 2.95%, 9/3/24	2,587,502
1,150,000(a)	Bulgaria Government International Bond, 3.13%, 3/26/35	1,204,813

		5,431,468

Cyprus — 10.11%
4,630,000(a)	Cyprus Government International Bond, 3.88%, 5/6/22	5,047,514
7,841,000(a)	Cyprus Government International Bond, 4.63%, 2/3/20(c)	8,914,871

		13,962,385

Germany — 2.33%
1,968,710(a)	Bundesrepublik Deutschland, 0.36%, 8/15/26(e)	2,031,503
603,377(a)	Bundesrepublik Deutschland, 1.00%, 8/15/25	688,900
412,227(a)	Bundesrepublik Deutschland, 2.00%, 8/15/23	499,834

		3,220,237

Iceland — 5.64%
1,333,000(a)	Iceland Government International Bond, 2.50%, 7/15/20	1,488,462
$ 4,892,000	Iceland Government International Bond, 5.88%, 5/11/22	5,579,620
650,000	Iceland Government International Bond, 5.88%, 5/11/22(c)	725,422

		7,793,504

Indonesia — 3.12%
1,993,000(a)	Indonesia Government International Bond, 2.63%, 6/14/23(c)	2,110,140
2,003,000(a)	Indonesia Government International Bond, 2.88%, 7/8/21	2,200,286

		4,310,426

Israel — 1.28%
1,483,000(a)	Israel Government International Bond, 2.88%, 1/29/24	1,771,634

Lithuania — 3.32%
3,978,000(a)	Lithuania Government International Bond, 2.13%, 10/22/35	4,589,507

Macedonia — 2.44%
1,652,000(a)	Macedonia Government International Bond, 3.98%, 7/24/21	1,745,592
1,500,000(a)	Macedonia Government International Bond, 5.63%, 7/26/23(c)	1,628,403

		3,373,995

Mexico — 1.21%
1,905,000(a)	Mexico Government International Bond, 4.00%, 3/15/15	1,673,714

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Slovak Republic — 1.55%
1,594,670(a)	Slovakia Government Bond, 3.63%, 1/16/29	$2,140,786

Slovenia — 10.11%
5,000,000	Slovenia Government International Bond, 4.13%, 2/18/19	5,186,925
4,950,000	Slovenia Government International Bond, 5.50%, 10/26/22	5,461,052
2,950,000	Slovenia Government International Bond, 5.85%, 5/10/23	3,321,616

		13,969,593

Spain — 3.45%
4,289,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	4,767,082

Total Foreign Government Bonds		67,465,393

(Cost $69,923,274)
Shares
Investment Company — 7.04%
9,721,545	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	9,721,545

Total Investment Company		9,721,545

(Cost $9,721,545)

Total Investments		$131,824,751
(Cost $135,806,030)(f) — 95.42%

Other assets in excess of liabilities — 4.58%		6,320,172

NET ASSETS — 100.00%		$138,144,923

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Foreign currency exchange contracts as of December 31, 2016:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
CNY	6,721,600	USD	1,000,000	Barclays Bank Plc	1/6/17	$ (36,742)
USD	962,222	CNY	6,721,600	Barclays Bank Plc	1/6/17	(1,036)
EUR	5,100,000	USD	5,680,299	Citibank N.A.	1/13/17	(307,636)
GBP	2,300,000	USD	2,902,986	Citibank N.A.	1/13/17	(67,308)
MXN	59,785,789	USD	3,139,004	Barclays Bank Plc	1/13/17	(261,346)
SEK	40,176,358	EUR	4,147,759	Citibank N.A.	1/13/17	44,602
SEK	26,723,263	EUR	2,750,000	Barclays Bank Plc	1/13/17	39,019
USD	5,574,836	EUR	5,100,000	Citibank N.A.	1/13/17	202,173
USD	1,600,000	MXN	31,115,200	Barclays Bank Plc	1/13/17	102,338
USD	3,197,951	CAD	4,208,423	Citibank N.A.	1/13/17	62,974
USD	1,393,400	MXN	28,670,589	Barclays Bank Plc	1/13/17	13,404
USD	5,578,172	GBP	4,573,989	Citibank N.A.	1/13/17	(61,116)
CNY	2,640,963	USD	400,000	Barclays Bank Plc	1/18/17	(23,262)
CNY	3,332,400	USD	500,000	Barclays Bank Plc	1/18/17	(24,627)
CNY	13,321,350	USD	2,000,000	Citibank N.A.	1/18/17	(99,685)
CNY	13,321,350	USD	2,003,120	Barclays Bank Plc	1/18/17	(102,805)
CNY	21,903,538	USD	3,250,000	Barclays Bank Plc	1/18/17	(125,421)
CNY	109,137,899	USD	16,432,471	Barclays Bank Plc	1/18/17	(863,751)
SAR	9,880,000	USD	2,600,000	Barclays Bank Plc	1/18/17	33,003
SAR	9,070,831	USD	2,396,394	Barclays Bank Plc	1/18/17	20,966
SAR	9,070,831	USD	2,400,000	Citibank N.A.	1/18/17	17,361
SAR	8,250,000	USD	2,189,142	Barclays Bank Plc	1/18/17	9,469
SAR	6,250,000	USD	1,656,638	Barclays Bank Plc	1/18/17	8,976
SAR	1,893,150	USD	500,000	Barclays Bank Plc	1/18/17	4,521
SAR	2,600,000	USD	690,435	Barclays Bank Plc	1/18/17	2,460
SAR	5,750,000	USD	1,529,988	Barclays Bank Plc	1/18/17	2,377
SAR	1,884,500	USD	500,000	Barclays Bank Plc	1/18/17	2,216
SAR	9,389,000	USD	2,500,000	Barclays Bank Plc	1/18/17	2,152
SAR	30,106,469	USD	8,027,321	Barclays Bank Plc	1/18/17	(4,000)
USD	10,800,000	CNY	74,190,600	Barclays Bank Plc	1/18/17	216,576
USD	11,050,000	CNY	76,145,550	Barclays Bank Plc	1/18/17	187,699
USD	2,003,120	CNY	13,321,350	Citibank N.A.	1/18/17	102,805
USD	2,396,394	SAR	9,070,831	Citibank N.A.	1/18/17	(20,966)
USD	22,100,000	SAR	85,073,950	Barclays Bank Plc	1/18/17	(572,058)
USD	1,500,000	ZAR	20,922,000	Citibank N.A.	2/3/17	(12,698)
ZAR	10,602,000	USD	724,344	Citibank N.A.	2/3/17	42,200
ZAR	10,320,000	USD	707,523	Citibank N.A.	2/3/17	38,632
MXN	45,089,000	USD	2,200,000	Barclays Bank Plc	3/6/17	(44,113)
TRY	4,952,626	USD	1,394,870	Citibank N.A.	3/6/17	(10,246)
TRY	4,952,626	USD	1,400,000	Barclays Bank Plc	3/6/17	(15,376)
USD	2,862,990	EUR	2,700,000	Barclays Bank Plc	3/6/17	11,484
USD	1,395,237	TRY	4,952,626	Citibank N.A.	3/6/17	10,613
USD	1,394,870	TRY	4,952,626	Barclays Bank Plc	3/6/17	10,246
GBP	4,700,000	USD	5,881,566	Citibank N.A.	3/9/17	(79,344)
USD	63,483,451	EUR	59,108,000	Citibank N.A.	3/9/17	1,047,773
USD	9,256,515	GBP	7,261,000	Citibank N.A.	3/9/17	292,699

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	1,088,215	EUR	1,010,000	Citibank N.A.	3/9/17	$ 21,354
USD	24,586	JPY	2,797,000	Citibank N.A.	3/9/17	572
CNY	6,721,600	USD	938,312	Barclays Bank Plc	6/1/17	(2,057)
CNY	4,500,000	USD	666,272	Barclays Bank Plc	6/1/17	(39,465)
CNY	10,900,000	USD	1,623,401	Barclays Bank Plc	6/1/17	(105,134)
CNY	14,400,000	USD	2,138,148	Barclays Bank Plc	6/1/17	(132,365)
CNY	47,350,000	USD	7,000,089	Barclays Bank Plc	6/1/17	(404,682)
USD	16,294,346	CNY	109,137,899	Barclays Bank Plc	6/1/17	1,092,471
USD	3,700,000	CNY	25,611,770	Barclays Bank Plc	6/1/17	132,523
USD	7,921,713	SAR	30,106,469	Barclays Bank Plc	11/13/17	(33,648)

Total						$ 324,771

Financial futures contracts as of December 31, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Ten Year Euro-BTP	2	March 2017	$4,135	EUR	266,700	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bund	5	March 2017	10,188	EUR	811,090	Credit Suisse Securities (USA) LLC
Thirty Year Euro-Bonds	6	March 2017	11,138	EUR	1,030,560	Credit Suisse Securities (USA) LLC

			$25,461

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	1,003	December 2017	$335,926	USD	247,274,526	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Bonds	14	March 2017	(1,328)	USD	1,645,969	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	13	March 2017	(18,077)	USD	1,597,580	Credit Suisse Securities (USA) LLC
Twenty Year U.S. Treasury Bonds	10	March 2017	(11,875)	USD	1,494,688	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	18	March 2017	(64)	USD	2,884,436	Credit Suisse Securities (USA) LLC

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
TenYear British Bonds	6	March 2017	(22,093)	GBP	737,100	Credit Suisse Securities (USA) LLC
Ten Year Euro-OAT	105	March 2017	(246,970)	EUR	15,706,950	Credit Suisse Securities (USA) LLC
Five Year Euro-Bobl	41	March 2017	(20,462)	EUR	5,459,430	Credit Suisse Securities (USA) LLC

Total			$15,057

Total return swaps as of December 31, 2016:				Notional
Fixed			Expiration	Amount
Rate	Reference Entity	Counterparty	Date	(000)		Value
0.30%	iBoxx Euro Corporates	BNP Paribas SA	3/20/17	EUR	5,600(a)	$107,414
0.30%	iBoxx Euro Corporates	Morgan Stanley & Co.	3/20/17	EUR	1,975(a)	(17,298)
1.00%	iBoxx USD Liquid High Yield	Citigroup Global Markets, Inc.	12/31/18	USD	1,200(a)	(37,824)

Total						$52,292

(a)	The Fund pays the fixed rate on these swaps.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Interest rate swaps as of December 31, 2016:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
0.10%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	2/9/22	EUR	7,540(b)	$(2,122)
0.74%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	2/9/27	EUR	6,000(a)	42,184
0.57%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	2/9/27	EUR	2,000(a)	(22,487)
1.44%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	7/4/42	EUR	4,200(b)	(231,178)
1.28%	GBP-BBA-LIBOR	Credit Suisse Securities (USA) LLC	2/7/57	GBP	300(b)	8,198
1.45%	GBP-BBA-LIBOR	Credit Suisse Securities (USA) LLC	12/21/66	GBP	1,610(b)	(163,402)
0.77%	JPY-BBA-LIBOR	Credit Suisse Securities (USA) LLC	3/6/47	JPY	135,900(b)	20,247
1.26%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	9/30/18	USD	2,900(b)	5,567
1.06%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	9/30/18	USD	2,146(b)	11,699
1.58%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	12/20/18	USD	46,100(b)	(72,745)
1.89%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	3/2/22	USD	12,250(b)	58,735
2.29%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	8/15/23	USD	18,150(b)	(169,077)
2.31%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	11/15/23	USD	17,000(b)	(169,295)

Total						$(683,676)

(a)	The Fund pays the fixed rate on these swaps.
(b)	The Counterparty pays the fixed rate on these swaps.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Credit default swaps buy protection as of December 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	Arrow Electronics, Inc.	Barclays Bank Plc	12/20/21	USD	1,790	$ (30,322)
1.00%	Avnet, Inc.	Barclays Bank Plc	12/20/21	USD	84	(600)
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	USD	2,577	(54,305)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	EUR	1,143	(26,101)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	EUR	332	(7,581)
1.00%	CDX.NA.IG, Series 27	Credit Suisse Securities (USA) LLC	12/20/21	USD	15,100	(236,297)
1.00%	CDX.NA.IG, Series 27	Credit Suisse Securities (USA) LLC	12/20/21	USD	10,600	(165,878)
1.00%	ENI SpA	Citibank N.A.	6/20/21	EUR	1,000	(9,971)
1.00%	ENI SpA	BNP Paribas SA	6/20/21	EUR	235	(2,343)
1.00%	Fortum OYJ	BNP Paribas SA	6/20/22	EUR	1,533	(19,218)
1.00%	iTraxx Asia, Ex Japan, Series 26	Credit Suisse Securities (USA) LLC	12/20/21	USD	7,850	67,794
1.00%	iTraxx Main, Series 26	Credit Suisse Securities (USA) LLC	12/20/21	EUR	13,700	(205,274)
1.00%	iTraxx Main, Series 26	Credit Suisse Securities (USA) LLC	12/20/21	EUR	7,000	(105,087)
1.00%	iTraxx Main, Series 26	Credit Suisse Securities (USA) LLC	12/20/21	EUR	4,642	(69,688)
1.00%	iTraxx Main, Series 26	Credit Suisse Securities (USA) LLC	12/20/21	EUR	3,500	(52,544)
1.00%	iTraxx Main, Series 26	Credit Suisse Securities (USA) LLC	12/20/21	EUR	1,350	(20,267)
5.00%	Jaguar Land Rover, Inc.	Citibank N.A.	12/20/21	EUR	950	(138,524)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	USD	3,273	(88,026)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	USD	3,039	(81,733)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	USD	2,338	(62,880)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	USD	2,097	(56,398)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	USD	1,896	(50,992)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	USD	1,403	(37,733)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	USD	279	(7,631)
1.00%	Mattel, Inc.	Citibank N.A.	12/20/20	USD	2,472	1,157
1.00%	Safeway Ltd.	Citibank N.A.	12/20/21	EUR	311	(316)
1.00%	Standard Chartered Plc	BNP Paribas SA	6/20/21	EUR	909	1,611
1.00%	Standard Chartered Plc	Citibank N.A.	6/20/21	EUR	300	532
1.00%	Stanley Black & Decker Inc	Morgan Stanley & Co.	12/20/20	USD	1,159	(22,201)
1.00%	Statoil ASA	BNP Paribas SA	12/20/21	EUR	469	(14,699)

Total (Premiums received $(1,193,775)/(Premiums paid $124,787)						$(1,495,515)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Credit default swaps sell protection as of December 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Implied Credit Spread*	Notional Amount (000)(a)		Value
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	0.60%	EUR	1,143	$19,796
1.00%	Anheuser-Busch InBev Finance, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	0.60%	EUR	719	12,453
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	0.60%	EUR	482	8,348
1.00%	Anheuser-Busch InBev Finance, Inc.	Barclays Bank Plc	12/20/20	0.60%	EUR	267	4,624
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	0.60%	EUR	263	4,555
1.00%	AT&T Inc.	BNP Paribas SA	12/20/21	0.93%	USD	1,080	2,805
1.00%	iTraxx Senior Financials, Series 26	Citibank N.A.	12/20/21	0.93%	EUR	7,000	24,368
1.00%	iTraxx Senior Financials, Series 26	Credit Suisse Securities (USA) LLC	12/20/21	0.93%	EUR	3,500	12,184
1.00%	Macy’s, Inc.	BNP Paribas SA	12/20/21	1.80%	USD	1,206	(46,726)
1.00%	Macy’s, Inc.	BNP Paribas SA	12/20/21	1.80%	USD	608	(23,557)
1.00%	Macy’s, Inc.	BNP Paribas SA	12/20/21	1.80%	USD	607	(23,518)
1.00%	Macy’s, Inc.	Merrill Lynch	12/20/21	1.80%	USD	93	(3,603)
1.00%	Unicredit SpA	HSBC Securities	6/20/21	3.41%	EUR	900	(100,289)
1.00%	Volkswagen Group	Citibank N.A.	12/20/20	0.84%	EUR	791	4,424
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	0.84%	EUR	294	1,644
1.00%	Volkswagen Group	Citibank N.A.	12/20/20	0.84%	EUR	273	1,527
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	0.84%	EUR	243	1,359
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	0.84%	EUR	216	1,208
1.00%	Volkswagen Group	Barclays Bank Plc	12/20/20	0.84%	EUR	210	1,175
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	0.84%	EUR	149	833
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	0.84%	EUR	122	682
1.00%	Volkswagen Group	Barclays Bank Plc	12/20/20	0.84%	EUR	108	604
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	0.84%	EUR	108	604
1.00%	Volkswagen Group	Citibank N.A.	12/20/20	0.84%	EUR	80	447

Total (Premiums received $(409,758)/(Premiums paid $29,384)							$(94,053)

*	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2016 (Unaudited)

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CAD - Canadian Dollar

CNY - Chinese Yuan

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

OAT - Obligations Assimilables du Trésor

SAR - Saudi Arabian Riyal

SEK - Swedish Krona

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Foreign Government Bonds	48.83%
Financials	19.99%
Utilities	8.84%
Health Care	5.33%
Telecommunication Services	2.51%
Consumer Staples	1.33%
Consumer Discretionary	1.02%
Information Technology	0.53%
Other*	11.62%

100.00%

*	Includes cash, financial futures contracts, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Porfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 7.45%
Kazakhstan — 4.56%
$ 650,000	KazMunayGas National Co., JSC, 9.13%, 7/2/18	$706,489

United Kingdom — 2.89%
1,885,500(a)	ICBC Standard Bank Plc, 22.50%, 12/12/18(b)	446,512

Total Corporate Bonds		1,153,001

(Cost $1,167,402)

Foreign Government Bonds — 64.94%
Argentina — 8.76%
500,000	Argentine Republic Government International Bond, 8.75%, 6/2/17(c)	517,500
900,000	Provincia del Chaco Argentina, 9.38%, 8/18/24	839,250

		1,356,750

Brazil — 8.28%
1,200,000	Brazilian Government International Bond, 5.88%, 1/15/19	1,281,578

Croatia (Hrvatska) — 4.72%
675,000	Croatia Government International Bond, 6.75%, 11/5/19	731,764

Hungary — 7.93%
1,200,000	Hungary Government International Bond, 4.13%, 2/19/18	1,227,320

Indonesia — 7.71%
1,135,000	Indonesia Government International Bond, 6.88%, 1/17/18	1,193,248

Lithuania — 4.63%
700,000	Lithuania Government International Bond, 5.13%, 9/14/17	717,410

Philippines — 4.62%
615,000	Philippine Government International Bond, 9.88%, 1/15/19	715,546

Poland — 8.42%
1,175,000	Republic of Poland Government International Bond, 6.38%, 7/15/19	1,303,542

Russia — 5.14%
700,000	Russian Foreign Bond - Eurobond, 11.00%, 7/24/18	796,030

Serbia — 4.73%
700,000	Serbia International Bond, 5.88%, 12/3/18	731,833

Total Foreign Government Bonds		10,055,021

(Cost $10,118,890)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Investment Company — 23.05%
3,568,241	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$3,568,241

Total Investment Company		3,568,241

(Cost $3,568,241)

Total Investments		$14,776,263
(Cost $14,854,533)(d) — 95.44%

Other assets in excess of liabilities — 4.56%		706,059

NET ASSETS — 100.00%		$15,482,322

(a)	Principal amount denoted in Ghanaian Cedi.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
RUB	26,305,035	USD	425,000	Citibank N.A.	1/25/17	$1,349
USD	660,000	SGD	956,993	Citibank N.A.	1/25/17	(699)
USD	1,250,000	THB	45,100,375	Citibank N.A.	1/25/17	(9,159)
USD	425,000	TRY	1,502,758	Citibank N.A.	1/25/17	1,299
USD	379,809	ZAR	5,445,473	Citibank N.A.	1/25/17	(14,581)
ZAR	5,445,473	USD	371,239	Citibank N.A.	1/25/17	23,151
USD	3,229	EUR	3,000	Citibank N.A.	3/9/17	60

Total						$1,420

Financial futures contracts as of December 31, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	4	March, 2017	$(1,125)	USD	535,125	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bonds	4	March, 2017	(5,696)	EUR	601,880	Credit Suisse Securities (USA) LLC

Total			$(6,821)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Credit default swaps buy protection as of December 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
5.00%	Argentine Republic Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	1,100	$(42,733)
1.00%	CDX.EM, Series 26	Citigroup Global Markets, Inc.	12/20/21	USD	1,100	69,268
1.00%	Korea Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	1,100	(30,565)
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	1,100	26,629
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	12/20/21	USD	1,100	26,629

Total (Premiums received $(53,750)/Premiums paid $141,447)						$49,228

Abbreviations used are defined below:

EUR - Euro

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	64.94%
Energy	4.56%
Financials	2.89%
Other*	27.61%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest and dividend receivable, pending trades and Fund share transactions, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Convertible Bonds — 13.77%
Belgium — 0.51%
$300,000(a)	Ablynx NV, 3.25%, 5/27/20	$341,534
China — 0.78%
520,000	Baosteel Hong Kong Investment Co. Ltd., 0.64%, 12/1/18(b)	519,957
France — 0.69%
400,000	Airbus SE, 1.98%, 6/14/21	462,536
Germany — 0.84%
500,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	565,000
Hong Kong — 1.34%
500,000	Bagan Capital Ltd., 0.93%, 9/23/21(b)	498,667
400,000	China Overseas Finance Investment (Cayman) V Ltd., 2.88%, 1/5/23(b)	399,475

		898,142

Malaysia — 1.51%
520,000	Cahaya Capital Ltd., 0.45%, 9/18/21(b)	497,575
670,000(c)	Indah Capital Ltd., 5.35%, 10/24/18(b)	514,824

		1,012,399

Norway — 0.78%
400,000(a)	Marine Harvest ASA, 0.13%, 11/5/20	520,011
South Africa — 0.78%
500,000(a)	Steinhoff Finance Holding GmbH, 1.25%, 10/21/23	524,879
United Arab Emirates — 0.79%
600,000(a)	Aabar Investments PJSC, 0.50%, 3/27/20	528,169
United Kingdom — 2.94%
400,000(d)	BP Capital Markets Plc, 1.00%, 4/28/23	607,638
400,000(e)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	469,547
300,000(d)	PHP Finance Jersey Ltd., 4.25%, 5/20/19	415,013
700,000	Premier Oil Finance Jersey Ltd., 2.50%, 7/27/18	479,500

		1,971,698

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

United States — 2.81%
$ 410,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	$480,469
448,000	Dish Network Corp., 3.38%, 8/15/26(f)	509,880
420,000	FireEye, Inc., 1.63%, 6/1/35	378,263
440,000	Salesforce.com, Inc., 0.25%, 4/1/18	512,325

		1,880,937

Total Convertible Bonds		9,225,262

(Cost $9,223,710)

Corporate Bonds — 34.07%
Australia — 0.30%
190,000	TFS Corp Ltd., 8.75%, 8/1/23(f)	201,400
Azerbaijan — 0.98%
610,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	658,491
Brazil — 1.62%
72,000	Petrobras Global Finance BV, 4.38%, 5/20/23	62,838
110,000	Petrobras Global Finance BV, 4.88%, 3/17/20	108,757
90,000	Petrobras Global Finance BV, 5.38%, 1/27/21	87,795
61,000	Petrobras Global Finance BV, 5.75%, 1/20/20	61,475
591,000	Petrobras Global Finance BV, 8.38%, 5/23/21	637,541
75,000	Petrobras Global Finance BV, 8.75%, 5/23/26	80,743
50,000	Vale SA, 5.63%, 9/11/42	44,333

		1,083,482

Canada — 2.32%
333,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(f)	347,846
61,000	Bombardier, Inc., 8.75%, 12/1/21(f)	64,696
50,000	Calfrac Holdings L.P., 7.50%, 12/1/20(f)	43,125
218,000	Cogeco Communications, Inc., 4.88%, 5/1/20(f)	224,358
477,000(e)	Great Canadian Gaming Corp., 6.63%, 7/25/22(f)	373,031
50,000	MEG Energy Corp., 6.50%, 3/15/21(f)	46,196
61,000	MEG Energy Corp., 7.00%, 3/31/24(f)	54,976
17,000	Precision Drilling Corp., 7.75%, 12/15/23(f)	17,977
40,000	Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(f)	40,750
140,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(f)	148,890
80,000	Teck Resources Ltd, 6.25%, 7/15/41	77,200
70,000	Teck Resources Ltd., 4.75%, 1/15/22	70,263
40,000	Tervita Escrow Corp., 7.63%, 12/1/21(f)	40,825

		1,550,133

France — 1.51%
310,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(f)	322,142
190,000(a)	SFR Group SA, 5.63%, 5/15/24	210,881

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 230,000	SFR Group SA, 7.38%, 5/1/26	$235,427
240,000	Societe Generale SA, 7.38%, 12/29/49(f)(g)	239,428

		1,007,878

Germany — 1.24%
200,000	Deutsche Bank AG, 4.25%, 10/14/21(f)	200,504
102,000(a)	IHO Verwaltungs GmbH, 3.25% cash or 4.00% payment-in-kind interest, 9/15/23(h)	110,718
114,000(a)	IHO Verwaltungs GmbH, 3.75% cash or 4.50% payment-in-kind interest, 9/15/26(h)	119,282
200,000	Unitymedia GmbH, 6.13%, 1/15/25(f)	204,000
180,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	196,886

		831,390

Ireland — 0.17%
100,000(a)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.13%, 5/15/23	110,002

Italy — 0.99%
189,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	202,559
200,000	Wind Acquisition Finance SA, 4.75%, 7/15/20(f)	200,643
250,000	Wind Acquisition Finance SA, 7.38%, 4/23/21(f)	259,583

		662,785

Luxembourg — 0.75%
230,000	Altice Financing SA, 6.63%, 2/15/23(f)	237,875
136,000(a)	DEA Finance SA, 7.50%, 10/15/22	152,598
100,000	Swissport Investments SA, 6.75%, 12/15/21	114,398

		504,871

Mexico — 0.28%
180,000	Petroleos Mexicanos, 6.50%, 3/13/27(f)	185,850

Netherlands — 0.30%
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(f)	201,050

New Zealand — 0.37%
200,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	206,250
40,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24(f)	42,525

		248,775

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Russia — 0.63%
$ 370,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	$421,165

Switzerland — 0.70%
260,000(e)	Sunrise Communications Holdings SA, 2.13%, 3/31/22	257,892
210,000	UBS AG, 5.13%, 5/15/24	211,470

		469,362

Taiwan — 0.78%
500,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19	522,292

Ukraine — 0.39%
270,000	Oschadbank Via SSB #1 Plc, 9.38%, 3/10/23	262,582

United Kingdom — 1.72%
160,000(e)	AA Bond Co. Ltd., 5.50%, 7/31/43	201,691
200,000(d)	CYBG Plc, 5.00%, 2/9/26(g)	235,729
200,000	Royal Bank of Scotland Group Plc, 8.63%, 12/29/49(g)	204,250
100,000(a)	Synlab Bondco Plc, 6.25%, 7/1/22	114,323
308,364(e)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	395,434

		1,151,427

United States — 18.83%
206,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	206,000
50,000	Acadia Healthcare Co., Inc, 6.50%, 3/1/24	51,125
160,000	ADT Corp. (The), 3.50%, 7/15/22	152,400
47,000	ADT Corp. (The), 4.13%, 6/15/23	44,885
110,000	AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(f)	111,032
20,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc/Albertson’s LLC, 5.75%, 3/15/25(f)	19,800
57,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc/Albertson’s LLC, 6.63%, 6/15/24(f)	59,423
90,000	Alliance Data Systems Corp., 5.38%, 8/1/22(f)	86,850
105,000	Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 7.88%, 12/15/24(f)	108,675
310,000	Altice US Finance I Corp., 5.38%, 7/15/23(f)	321,625
115,000	AMC Entertainment Holdings, Inc., 5.88%, 2/15/22	120,319
80,000	AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(f)	81,800
147,000	Amsurg Corp., 5.63%, 7/15/22	151,557
40,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24(f)	40,400
100,000	Apex Tool Group LLC, 7.00%, 2/1/21	89,500
116,000	Argos Merger Sub, Inc., 7.13%, 3/15/23(f)	118,320
290,000	Berry Plastics Corp., 5.50%, 5/15/22	301,600
207,000	Blackboard, Inc., 9.75%, 10/15/21(f)	212,175
220,000	BMC East LLC, 5.50%, 10/1/24(f)	219,450
130,000	CenturyLink, Inc., 5.63%, 4/1/20	137,475

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 45,000	CenturyLink, Inc., 6.45%, 6/15/21	$47,363
190,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(f)	193,325
230,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(f)	236,900
161,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(f)	174,283
108,000	Chesapeake Energy Corp., 8.00%, 1/15/25(f)	110,160
160,000	Cinemark USA, Inc., 4.88%, 6/1/23	162,000
50,000	Continental Resources, Inc., 4.50%, 4/15/23	49,000
200,000	CSC Holdings LLC, 10.13%, 1/15/23	231,000
161,000	Davita Healthcare Partners, Inc., 5.00%, 5/1/25	158,384
10,000	DCP Midstream LLC, 4.75%, 9/30/21(f)	10,125
116,000	Denbury Resources, Inc., 4.63%, 7/15/23	93,090
42,000	Diamondback Energy, Inc., 5.38%, 5/31/25(f)	42,239
230,000	Dish DBS Corp, 5.13%, 5/1/20	238,050
40,000	Energy Transfer Equity L.P., 5.88%, 1/15/24	41,300
224,000	Envision Healthcare Corp., 5.13%, 7/1/22(f)	223,160
301,000	ESH Hospitality, Inc., 5.25%, 5/1/25(f)	299,495
70,000	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21(f)	74,900
210,000	First Data Corp, 5.00%, 1/15/24(f)	211,117
36,000	Gulfport Energy Corp., 6.38%, 5/15/25(f)	36,457
130,000(a)	Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24	142,755
195,000	HCA, Inc., 5.88%, 5/1/23	207,187
100,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(f)	97,000
127,000	Inventiv Health, Inc., 9.00%, 1/15/18(f)	127,254
118,000	Landry’s, Inc., 6.75%, 10/15/24(f)	119,770
70,000	Laredo Petroleum, Inc., 5.63%, 1/15/22	70,525
84,000	Level 3 Communications, Inc., 5.75%, 12/1/22	86,310
80,000	Level 3 Financing, Inc, 5.38%, 1/15/24	80,800
109,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(f)	109,273
248,293	Live Nation Entertainment, Inc., 5.38%, 6/15/22(f)	256,983
214,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(f)	221,490
177,000	MGM Growth Properties Operating Partnership L.P./MGP Escrow Co-Issuer, Inc., 5.63%, 5/1/24(f)	185,407
100,000	MGM Resorts International, 5.25%, 3/31/20	105,750
120,000	MGM Resorts International, 6.00%, 3/15/23	129,600
98,000	Micron Technology, Inc., 5.25%, 8/1/23(f)	98,367
330,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	310,200
323,000	Momentive Performance Materials, Inc., Escrow Bond, 8.87%, 10/15/20(i)(j)	0
88,000	NCL Corp. Ltd., 4.75%, 12/15/21(f)	87,945
70,000	Nexstar Escrow Corp., 5.63%, 8/1/24(f)	69,475
195,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(f)	198,656
40,000	Novelis Corp., 5.88%, 9/30/26(f)	40,400
80,000	Novelis Corp., 6.25%, 8/15/24(f)	84,800
86,000	Oasis Petroleum, Inc., 6.50%, 11/1/21	87,613
40,000	ONEOK, Inc., 7.50%, 9/1/23	46,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 80,000	Parsley Energy LLC/Parsley Finance Corp., 5.38%, 1/15/25(f)	$80,272
50,000	PDC Energy Inc., 6.13%, 9/15/24(f)	51,125
70,000	Range Resources Corp., 5.00%, 3/15/23(f)	69,300
105,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(f)	104,737
130,000	Rite Aid Corp., 6.13%, 4/1/23(f)	139,750
51,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25	54,570
215,000	Sabre GLBL, Inc., 5.25%, 11/15/23(f)	220,777
24,000	Sanchez Energy Corp., 6.13%, 1/15/23	22,800
80,000	SBA Communications Corp., 4.88%, 9/1/24(f)	79,000
75,000	Scientific Games International, Inc, 7.00%, 1/1/22(f)	80,437
90,000	Scientific Games International, Inc, 10.00%, 12/1/22	89,550
100,000(a)	Sealed Air Corp., 4.50%, 9/15/23	114,481
39,000	SESI LLC, 7.13%, 12/15/21	39,683
130,000	Sirius XM Radio, Inc., 4.25%, 5/15/20(f)	131,950
70,000	Sprint Capital Corp., 8.75%, 3/15/32	77,000
210,000	Sprint Communications, Inc., 9.00%, 11/15/18(f)	231,525
69,000	Sprint Corp, 7.25%, 9/15/21	73,313
40,000	Sprint Corp., 7.13%, 6/15/24	41,200
40,000	Sprint Corp., 7.63%, 2/15/25	42,050
200,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23(f)	200,374
105,000	Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20	107,100
27,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	27,337
90,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 2/1/25(f)	89,325
170,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(f)	174,250
92,000	Tenet Healthcare Corp., 5.00%, 3/1/19	89,700
70,000	Tenet Healthcare Corp., 5.50%, 3/1/19	68,782
80,000	Tenet Healthcare Corp., 7.50%, 1/1/22(f)	83,400
16,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 6.13%, 10/15/21	16,800
120,000	T-Mobile USA, Inc, 6.25%, 4/1/21	124,800
130,000	T-Mobile USA, Inc, 6.50%, 1/15/26	140,563
133,000	T-Mobile USA, Inc, 6.63%, 4/28/21	138,819
142,000	Univision Communications, Inc., 5.13%, 5/15/23(f)	139,870
87,000	Univision Communications, Inc., 6.75%, 9/15/22(f)	91,350
333,890	Valeant Pharmaceuticals International Inc., 5.88%, 5/15/23(f)	251,461
193,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	210,425
44,000	Weatherford International Ltd., 4.50%, 4/15/22	38,417
27,000	Weatherford International Ltd., 7.75%, 6/15/21	27,351
50,000	WESCO Distribution, Inc., 5.38%, 6/15/24(f)	50,125
85,000	Whiting Petroleum Corp., 5.00%, 3/15/19	85,332
40,000	WMG Acquisition Corp., 5.00%, 8/1/23(f)	40,200
190,000	WMG Acquisition Corp., 6.75%, 4/15/22(f)	199,975

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$ 235,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	$244,400

		12,613,995

Venezuela — 0.19%
330,576	Petroleos de Venezuela SA, 6.00%, 5/16/24	128,925

Total Corporate Bonds		22,815,855

(Cost $22,433,716)

Foreign Government Bonds — 32.30%
Argentina — 3.03%
385,309(a)	Argentine Republic Government International Bond, 7.82%,
	12/31/33	394,849
730,000(a)	Argentine Republic Government International Bond, 12.55%,
	12/15/35(b)	70,696
2,265,745	Argentine Republic Government International Bond, 12.61%,
	12/15/35(b)	211,847
400,000	Provincia de Cordoba, 7.13%, 6/10/21	409,933
975,000	Provincia del Chubut Argentina, 7.75%, 7/26/26	942,338

		2,029,663

Armenia — 1.68%
1,070,000	Armenia International Bond, 7.15%, 3/26/25	1,125,105

Brazil — 2.88%
715,000	Brazilian Government International Bond, 5.00%, 1/27/45	577,434
635,000	Brazilian Government International Bond, 6.00%, 4/7/26	657,662
220,000	Brazilian Government International Bond, 8.25%, 1/20/34	253,871
325,000	Brazilian Government International Bond, 10.13%, 5/15/27	442,000

		1,930,967

Bulgaria — 0.83%
495,000(a)	Bulgaria Government International Bond, 3.00%, 3/21/28	555,540

Costa Rica — 0.55%
400,000	Costa Rica Government International Bond, 7.16%, 3/12/45	369,429

Cote D’Ivoire (Ivory Coast) — 0.77%
530,000	Ivory Coast Government International Bond, 6.38%, 3/3/28	516,647

Croatia (Hrvatska) — 0.59%
365,000	Croatia Government International Bond, 6.75%, 11/5/19	395,695

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Dominican Republic — 1.26%
$ 540,000	Dominican Republic International Bond, 5.50%, 1/27/25	$520,452
345,000	Dominican Republic International Bond, 6.85%, 1/27/45	325,809

		846,261

Ecuador — 2.51%
805,000	Ecuador Government International Bond, 7.95%, 6/20/24	766,763
255,000	Ecuador Government International Bond, 9.65%, 12/13/26(f)	260,100
605,000	Ecuador Government International Bond, 10.75%, 3/28/22	654,913

		1,681,776

Egypt — 0.58%
450,000	Egypt Government International Bond, 6.88%, 4/30/40	390,717

El Salvador — 0.38%
275,000	El Salvador Government International Bond, 7.65%, 6/15/35	253,688

Ghana — 1.28%
250,000	Ghana Government International Bond, 7.88%, 8/7/23	246,146
400,000	Ghana Government International Bond, 8.13%, 1/18/26	393,667
200,000	Ghana Government International Bond, 9.25%, 9/15/22	213,970

		853,783

Honduras — 0.54%
340,000	Honduras Government International Bond, 7.50%, 3/15/24	363,800

Indonesia — 0.76%
235,000(a)	Indonesia Government International Bond, 3.75%, 6/14/28	251,925
250,000	Indonesia Government International Bond, 4.75%, 1/8/26	258,040

		509,965

Jordan — 0.39%
275,000	Jordan Government International Bond, 5.75%, 1/31/27(f)	259,814

Kazakhstan — 1.37%
485,000	Kazakhstan Government International Bond, 5.13%, 7/21/25	517,577
350,000	Kazakhstan Government International Bond, 6.50%, 7/21/45	401,525

		919,102

Kenya — 0.91%
200,000	Kenya Government International Bond, 5.88%, 6/24/19	205,001
430,000	Kenya Government International Bond, 6.88%, 6/24/24	406,891

		611,892

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Lebanon — 1.96%
$ 390,000	Lebanon Government International Bond, 6.38%, 3/9/20	$390,017
965,000	Lebanon Government International Bond, 6.65%, 11/3/28	925,570

		1,315,587

Peru — 0.74%
435,000	Peruvian Government International Bond, 5.63%, 11/18/50	494,859

Romania — 0.77%
500,000	Romanian Government International Bond, 4.38%, 8/22/23	513,413

Serbia — 1.65%
650,000	Serbia International Bond, 4.88%, 2/25/20	660,220
400,000	Serbia International Bond, 7.25%, 9/28/21	445,803

		1,106,023

Sri Lanka — 1.01%
685,000	Sri Lanka Government International Bond, 6.83%, 7/18/26	673,433

Turkey — 2.02%
300,000	Turkey Government International Bond, 4.25%, 4/14/26	266,412
380,000	Turkey Government International Bond, 4.88%, 10/9/26	351,114
570,000	Turkey Government International Bond, 4.88%, 4/16/43	459,436
275,000	Turkey Government International Bond, 5.13%, 3/25/22	272,617

		1,349,579

Ukraine — 2.55%
873,000	Ukraine Government International Bond, 4.72%, 5/31/40(b)	253,937
1,450,000	Ukraine Government International Bond, 7.75%, 9/1/19	1,456,724

		1,710,661

Venezuela — 0.70%
235,000	Venezuela Government International Bond, 7.75%, 10/13/19	130,730
307,500	Venezuela Government International Bond, 8.25%, 10/13/24	142,986
132,500	Venezuela Government International Bond, 9.00%, 5/7/23	64,196
205,000	Venezuela Government International Bond, 12.75%, 8/23/22	127,366

		465,278

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

Zambia — 0.59%
$ 400,000	Zambia Government International Bond, 8.50%, 4/14/24	$391,664

Total Foreign Government Bonds		21,634,341

(Cost $22,694,990)

Contracts
Call Options Purchased — 0.03%
6	S & P 500 Index, Strike Price USD 2,250.00, Expires 2/28/17	22,200

Total Call Options Purchased		22,200

(Cost $13,026)
Shares
Investment Company — 14.85%
9,948,277	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	9,948,277

Total Investment Company		9,948,277

(Cost $9,948,277)

Total Investments		$63,645,935
(Cost $64,313,719)(k) — 95.02%

Other assets in excess of liabilities — 4.98%		3,333,870

NET ASSETS — 100.00%		$66,979,805

(a)	Principal amount denoted in Euros.
(b)	Zero coupon bond. The rate represents the yield at time of purchase.
(c)	Principal amount denoted in Singapore Dollars.
(d)	Principal amount denoted in British Pounds.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016.
(h)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(i)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(j)	Issuer filed for bankruptcy and/or is in default of interest payments.
(k)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Foreign currency exchange contracts as of December 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CNY	21,980,800	USD	3,272,413	Citibank N.A.	1/18/17	$(136,812)
USD	3,200,000	CNY	21,980,800	Citibank N.A.	1/18/17	64,399
EUR	1,080,000	USD	1,125,508	Citibank N.A.	3/9/17	15,294
USD	227,030	CAD	302,000	Citibank N.A.	3/9/17	1,919
USD	160,469	CAD	215,000	Citibank N.A.	3/9/17	207
USD	257,429	CHF	259,000	Citibank N.A.	3/9/17	1,981
USD	3,259,193	EUR	3,037,000	Citibank N.A.	3/9/17	51,215
USD	2,705,681	EUR	2,518,000	Citibank N.A.	3/9/17	45,922
USD	1,424,330	EUR	1,324,000	Citibank N.A.	3/9/17	25,791
USD	194,749	EUR	184,000	Citibank N.A.	3/9/17	390
USD	42,641	EUR	40,000	Citibank N.A.	3/9/17	390
USD	28,141	EUR	27,000	Citibank N.A.	3/9/17	(379)
USD	1,673,821	GBP	1,313,000	Citibank N.A.	3/9/17	52,902
USD	1,274,063	GBP	1,000,000	Citibank N.A.	3/9/17	39,548
USD	27,231	GBP	22,000	Citibank N.A.	3/9/17	72
USD	527,006	JPY	59,946,000	Citibank N.A.	3/9/17	12,336
USD	512,753	SGD	730,000	Citibank N.A.	3/9/17	8,842
USD	3,240,094	CNY	21,980,800	Citibank N.A.	6/19/17	184,688

Total						$368,705

Options written as of December 31, 2016:

Contracts	Call Options	Value
(6)	S & P 500 Index, Strike Price USD 2,325.00, Expires 2/28/17	$(4,980)

Total (Premiums received $(2,694))		$(4,980)

Financial futures Contracts as of December 31, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	405	December, 2017	$244,391	USD	99,955,391	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Bonds	2	March, 2017	500	USD	235,828	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	60	March, 2017	28,989	USD	7,485,864	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bonds	6	March, 2017	(9,682)	EUR	975,720	Credit Suisse Securities (USA) LLC

Total			$264,198

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

December 31, 2016 (Unaudited)

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	32.30%
Telecom Services	9.70%
Consumer Discretionary	9.26%
Financials	8.42%
Energy	7.41%
Industrials	3.74%
Health Care	2.91%
Information Technology	2.77%
Consumer Staples	1.88%
Materials	1.05%
Real Estate	0.70%
Other*	19.86%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades
and	Fund share transactions, options, financial futures contracts,
foreign	currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2016 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following fifteen investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- U.S. Government Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)

- RBC BlueBay Diversified Credit Fund (“Diversified Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the seven RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund and the Diversified Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options and options on swaps (“Swaptions”) contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The U.S. Government Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In accordance with Rule 2a-7, the fair values of the securities held in the U.S. Government Money Market Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Funds’ Pricing Committee (“Pricing Committee”) in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Pricing Committee the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2016 is as follows:

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Funds	Quoted Prices	Inputs	Inputs		Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$74,529,264(a)	$—	$—		$74,529,264
Enterprise Fund	99,808,869(a)	—	—	(b)	99,808,869
Small Cap Core Fund	273,774,200(a)	—	—		273,774,200
Microcap Value Fund	162,122,961(a)	489,603(c)	129,528	(d)	162,742,092
Mid Cap Value Fund	5,562,592(a)	—	—		5,562,592
Small Cap Value Fund	10,072,735(a)	—	—		10,072,735
U.S. Government Money Market Fund	—	12,264,347,436(e)	—		12,264,347,436
Access Capital Community Investment Fund	23,095,761(f)	626,396,618(e)	145,553	(g)	649,637,932
Emerging Market Select Bond Fund	231,025(f)	12,867,132(e)	—		13,098,157
Emerging Market Corporate Bond Fund	2,559,874(e)	17,506,806(e)	—		20,066,680
Global High Yield Bond Fund	796,053(e)	30,840,120(e)	36,814(b	)(h)	31,672,987
Global Convertible Bond Fund	732,227(e)	15,094,587(e)	—		15,826,814
Absolute Return Fund	9,721,545(f)	122,103,206(e)	—		131,824,751
Emerging Market Unconstrained Fixed Income Fund	3,568,241(f)	11,208,022(e)	—		14,776,263
Diversified Credit Fund	9,948,277(f)	53,675,458(e)	—	(h)	63,623,735
Other Financial Instruments*
Access Capital Community Investment Fund	260,797	—	—		260,797
Emerging Market Select Bond Fund	20,447	171,886	—		192,333
Emerging Market Corporate Bond Fund	—	88,240	—		88,240
Global High Yield Bond Fund	38,026	95,478	—		133,504
Global Convertible Bond Fund	28,254	106,588	—		134,842
Absolute Return Fund	361,387	4,204,436	—		4,565,823
Emerging Market Unconstrained Fixed Income Fund	—	148,385	—		148,385
Diversified Credit Fund	296,080	505,896	—		801,976

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Funds	Quoted Prices	Inputs	Inputs	Total
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$ —	$(48,653,129)	$—	$(48,653,129)
Emerging Market Select Bond Fund	(3,707)	(190,934)	—	(194,641)
Emerging Market Corporate Bond Fund	—	(99,480)	—	(99,480)
Global High Yield Bond Fund	(11,142)	(584)	—	(11,726)
Global Convertible Bond Fund	—	(214)	—	(214)
Absolute Return Fund	(320,869)	(6,100,617)	—	(6,421,486)
Emerging Market Unconstrained Fixed Income Fund	(6,821)	(97,737)	—	(104,558)
Diversified Credit Fund	(14,662)	(137,191)	—	(151,853)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules.
(b)	A security in the Rights/Warrants section of the Schedules has no value and is considered Level 3.
(c)	Represents securities as disclosed in the Consumer Discretionary ($489,503), and Financials ($100) sections of the Schedules.
(d)	Certain securities in the Common Stock, (Consumer Discretionary, Energy, Financials, Health Care, Industrials and Materials), Rights/Warrants and Corporate Bond sections of the Schedule of Portfolio Investments have no value and are considered Level 3.
(e)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules.
(f)	Level 1 investments consist of Investment Companies.
(g)	A security in the U.S. Government Agency Obligations section of the Schedule of Portfolio Investments is considered Level 3.
(h)	A Corporate Bond (Momentive Performance Materials, Inc.) in the United States section of the Schedule of Portfolio Investments has no value and is considered Level 3.

*Other financial instruments are instruments shown on the Schedules, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value. Reverse repurchase agreements for Access Capital Community Investment Fund are shown in the Notes to Schedules of Portfolio Investments under the heading Reverse Repurchase Agreements.

During the period ended December 31, 2016, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $483,915 were due to the absence of an active trading market for the securities on December 31, 2016; for the Microcap Value Fund, transfers from Level 2 to Level 1 in the amount of $538,803 were recognized, since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
(Common Stocks- Financials)
Balance as of 09/30/16 (value)	$137,928
Transfers in	—
Net sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation) *	(8,400)

Balance as of 12/31/16 (value)	$129,528

Access Capital Community
Investment Fund
(U.S. Government Agency
Obligations-
Small Business Administration)
Balance as of 09/30/16 (value)	$167,452
Change in unrealized appreciation (depreciation)*	(21,899)

Balance as of 12/31/16 (value)	$145,553

Global High Yield
Bond Fund
(Common Stocks-United States/
Bank Loans-United States)
Balance as of 09/30/16 (value)	$ —
Purchases	36,814
Realized gain (loss)	—
Change in unrealized appreciation (depreciation) *	—

Balance as of 12/31/16 (value)	$36,814

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2016.

The Microcap Value Fund’s assets assigned to the Level 3 category, some of which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2016, the Funds held no when-issued securities.

Repurchase Agreements

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedules.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2016 were as follows:

		Trade	Maturity	Net Closing	Par
Counterparty	Rate	Date	Date	Amount	Value
BNP Paribas	1.00%	11/16/16	1/04/17	$12,143,506	$12,127,000
Goldman Sachs	1.25%	11/28/16	1/18/17	10,479,525	10,461,000
Goldman Sachs	1.21%	12/02/16	2/02/17	15,903,071	15,870,000
Goldman Sachs	1.20%	12/02/16	1/26/17	10,156,586	10,138,000

Reverse repurchase transactions are entered into by the Fund under MRA, which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Collateral with a value of $50,196,972 has been pledged in connection with reverse repurchase agreements as of December 31, 2016.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Bank Loans

The Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund (“BlueBay Funds”) may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily.

As of December 31, 2016, the Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives

Certain Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $5,848,012, $40,302, $387,536, $42,006, $203,181, $206,338, and $814,634 for Access Capital Community Investment Fund, Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund, respectively, at December 31, 2016.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the period is as follows:

Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2016	—	$—
Options written	801,498	2,036
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—

Contracts outstanding at December 31, 2016	801,498	$2,036

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2016	—	$—
Options written	16	10,822
Options terminated in closing purchase transactions	(7)	(6,781)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at December 31, 2016	9	$4,041

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2016	18	$34,879
Options written	18	12,559
Options terminated in closing purchase transactions	(18)	(34,879)
Options exercised	—	—
Options expired	(18)	(12,559)

Contracts outstanding at December 31, 2016	—	$—

A summary of the Diversified Credit Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2016	—	$—
Options written	10	6,569
Options terminated in closing purchase transactions	(4)	(3,875)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at December 31, 2016	6	$2,694

Forward Foreign Currency Exchange Contracts

The BlueBay Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules under the caption “Foreign currency exchange contracts.”

Swap Agreements

The BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The BlueBay Funds entered into total return, interest rate, credit default and other swap agreements as of December 31, 2016.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The BlueBay Funds purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules under the captions “Interest rate swaps”, “Credit default swaps” and “Total return swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of derivative instruments as of December 31, 2016 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2016

Asset Derivatives

							Emerging
							Market
	Access	Emerging	Emerging	Global			Uncon-
	Capital	Market	Market	High	Global		strained
	Community	Select	Corporate	Yield	Convertible	Absolute	Fixed	Diversified
	Investment	Bond	Bond	Bond	Bond	Return	Income	Credit
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Credit risk:
Credit default swaps, at value	$—	$14,680	$83,194	$—	$—	$174,734	$122,526	$—
Equity risk:
Investments, at value (call options purchased)	—	—	—	33,300	28,254	—	—	22,200
Investments, at value (call swaptions purchased)	—	—	—	—	—	—	—	—
Investments, at value (put swaptions purchased)	—	—	—	—	—	—	—	—
Investments, at value (put options purchased)	—	—	—	—	—	—	—	—
Investments, at value (put options purchased)	—	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	90,518	5,046	95,478	106,588	3,775,658	25,859	505,896
Interest rate risk:
Investments, at value (call options purchased)	—	5,382	—	—	—	—	—	—
Unrealized appreciation on futures contracts	260,797	15,065	—	4,726	—	361,387	—	273,880
Unrealized appreciation on interest rate swaps contracts	—	66,688	—	—	—	146,630	—	—
Unrealized appreciation on total return swaps contracts	—	—	—	—	—	107,414	—	—

Total	$260,797	$192,333	$88,240	$133,504	$134,842	$4,565,823	$148,385	$801,976

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Liability Derivatives

							Emerging
							Market
	Access	Emerging	Emerging	Global			Uncon-
	Capital	Market	Market	High	Global		strained
	Community	Select	Corporate	Yield	Convertible	Absolute	Fixed	Diversified
	Investment	Bond	Bond	Bond	Bond	Return	Income	Credit
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Credit risk:
Credit default swaps, at value	$—	$—	$91,237	$—	$—	$1,764,302	$73,298	$—
Equity risk:
Written options, at value	—	217	—	7,470	—	—	—	4,980
Written swaptions, at value	—	—	—	—	—	—	—	—
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	—	136,669	8,243	584	214	3,450,887	24,439	137,191
Interest rate risk:
Unrealized depreciation on futures contracts	—	3,490	—	3,672	—	320,869	6,821	9,682
Unrealized depreciation on interest rate swaps contracts	—	54,265	—	—	—	830,306	—	—
Unrealized depreciation on total return swaps contracts	—	—	—	—	—	55,122	—	—

Total	$—	$194,641	$99,480	$11,726	$214	$6,421,486	$104,558	$151,853

* For open derivative instruments as of December 31, 2016, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts, written options/swaptions and financial futures contracts.

Counterparty Credit Risk

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options, futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

TBA Commitments

The Access Capital Community Investment Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of December 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
	Securities	Appreciation	Depreciation	(Depreciation)
SMID Cap Growth Fund	$60,631,480	$15,443,700	$(1,545,916)	$13,897,784
Enterprise Fund	57,825,387	44,843,981	(2,860,499)	41,983,482
Small Cap Core Fund	185,817,987	98,172,170	(10,215,957)	87,956,213
Microcap Value Fund	117,087,625	68,626,529	(22,972,062)	45,654,467
Mid Cap Value Fund	5,316,824	443,809	(198,041)	245,768
Small Cap Value Fund	8,628,518	1,617,393	(173,176)	1,444,217
Access Capital Community Investment Fund	645,822,547	13,407,798	(9,592,413)	3,815,385
Emerging Market Select Bond Fund	13,569,105	216,860	(682,426)	(465,566)
Emerging Market Corporate Bond Fund	20,094,186	307,795	(335,301)	(27,506)
Global High Yield Bond Fund	31,431,951	827,683	(553,347)	274,336
Global Convertible Bond Fund	15,838,674	693,026	(676,632)	16,394
Absolute Return Fund	135,817,280	1,486,206	(5,478,735)	(3,992,529)
Emerging Market Unconstrained Fixed Income Fund	14,855,024	25,914	(104,675)	(78,761)
Diversified Credit Fund	64,593,849	1,242,000	(2,189,914)	(947,914)

As of September 30, 2016, the following Fund had capital loss carryforwards to offset future net capital gains.

	Capital Loss
	Carryforward	Expires
Access Capital Community Investment Fund	$11,587,282	2018
	4,011,206	2019

As of September 30, 2016, the Access Capital Community Investment Fund, U.S. Government Money Market Fund, Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund had a short-term capital loss carryforward of $9,726,500, $34,918, $5,487,923, $486,237, $351,306, $581,104, $1,587,062, $0 and $566,147, respectively, and a long-term capital loss carryforward of $10,966,306, $0, $129,403, $121,042, $732,420, $840,032, $0, $47,772 and $717,995, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2017.

	Deferred	Deferred	Deferred
	Qualified	Qualified	Qualified
	Late-Year	Late-Year	Late-Year
	Ordinary	Short-Term	Long-Term
	Losses	Capital Losses	Capital Losses
SMID Cap Growth Fund	$176,178	$143,221	$—
Enterprise Fund	39,129	—	—
Small Cap Core Fund	409,259	2,087,603	1,143,527
Emerging Market Select Bond Fund	504,911	—	—
Absolute Return Fund	3,217,793	16,097,320	8,203,417

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of December 31, 2016, Global High Yield Bond Fund had no outstanding commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	2/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	2/22/2017

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	2/22/2017

*	Print the name and title of each signing officer under his or her signature.